UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class A: ABFAX

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Retail	2.0
U.S. Government Agency Obligations	2.2
Telecommunications	2.5
Asset-Backed Obligations	2.8
Insurance	3.2
Computers	3.7
Banks	5.6
Electric	5.7
U.S. Agency Mortgage-Backed Obligations	25.1
U.S. Treasury Obligations	29.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026

Class A: ABFAX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_A 0426

American Beacon

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026 | Advisor Class: ABLSX

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$68	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Retail	2.0
U.S. Government Agency Obligations	2.2
Telecommunications	2.5
Asset-Backed Obligations	2.8
Insurance	3.2
Computers	3.7
Banks	5.6
Electric	5.7
U.S. Agency Mortgage-Backed Obligations	25.1
U.S. Treasury Obligations	29.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026

Advisor Class: ABLSX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_Advisor 0426

American Beacon

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class C: ABCCX

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Retail	2.0
U.S. Government Agency Obligations	2.2
Telecommunications	2.5
Asset-Backed Obligations	2.8
Insurance	3.2
Computers	3.7
Banks	5.6
Electric	5.7
U.S. Agency Mortgage-Backed Obligations	25.1
U.S. Treasury Obligations	29.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026

Class C: ABCCX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_C 0426

American Beacon

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026 | Investor Class: AABPX

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$58	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Retail	2.0
U.S. Government Agency Obligations	2.2
Telecommunications	2.5
Asset-Backed Obligations	2.8
Insurance	3.2
Computers	3.7
Banks	5.6
Electric	5.7
U.S. Agency Mortgage-Backed Obligations	25.1
U.S. Treasury Obligations	29.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026

Investor Class: AABPX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_Investor 0426

American Beacon

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R5: AADBX

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Retail	2.0
U.S. Government Agency Obligations	2.2
Telecommunications	2.5
Asset-Backed Obligations	2.8
Insurance	3.2
Computers	3.7
Banks	5.6
Electric	5.7
U.S. Agency Mortgage-Backed Obligations	25.1
U.S. Treasury Obligations	29.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R5: AADBX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_R5 0426

American Beacon

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class Y: ACBYX

This semi-annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$107,835,283
# of Portfolio Holdings	380
Portfolio Turnover Rate	16%
Total Management Fees Paid	$278,989

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 3.750%, Due 8/31/2026	2.3
Alphabet, Inc., Class A	1.6
GE HealthCare Technologies, Inc.	1.5
Bank of America Corp.	1.4
Workday, Inc., Class A	1.3
APA Corp.	1.3
UnitedHealth Group, Inc.	1.2
Carnival Corp.	1.2
Microchip Technology, Inc.	1.1
Elevance Health, Inc.	1.1

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	54.2
Corporate Obligations	11.6
U.S. Treasury Obligations	10.7
U.S. Agency Mortgage-Backed Obligations	9.2
Investment Companies	5.1
Foreign Common Stocks	3.8
Foreign Corporate Obligations	2.9
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.3
Commercial Mortgage-Backed Obligations	0.2
Securities Lending Collateral	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.7
Materials	4.5
Consumer Staples	4.6
Communication Services	5.2
Utilities	6.5
Consumer Discretionary	8.1
Industrials	10.3
Energy	10.3
Health Care	13.7
Information Technology	15.7
Financials	19.4

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Retail	2.0
U.S. Government Agency Obligations	2.2
Telecommunications	2.5
Asset-Backed Obligations	2.8
Insurance	3.2
Computers	3.7
Banks	5.6
Electric	5.7
U.S. Agency Mortgage-Backed Obligations	25.1
U.S. Treasury Obligations	29.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Semi-Annual Shareholder Report - April 30, 2026

Class Y: ACBYX

Distributed by:

Resolute Investment Distributors, Inc.

Bal_Y 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class A: AIEAX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Class A: AIEAX

Distributed by:

Resolute Investment Distributors, Inc.

IE_A 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Advisor Class: AAISX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Advisor Class: AAISX

Distributed by:

Resolute Investment Distributors, Inc.

IE_Advisor 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class C: AILCX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Class C: AILCX

Distributed by:

Resolute Investment Distributors, Inc.

IE_C 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Investor Class: AAIPX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Investor Class: AAIPX

Distributed by:

Resolute Investment Distributors, Inc.

IE_Investor 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R5: AAIEX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R5: AAIEX

Distributed by:

Resolute Investment Distributors, Inc.

IE_R5 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R6: AAERX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R6: AAERX

Distributed by:

Resolute Investment Distributors, Inc.

IE_R6 0426

American Beacon

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class Y: ABEYX

This semi-annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$588,733,814
# of Portfolio Holdings	160
Portfolio Turnover Rate	28%
Total Management Fees Paid	$1,715,972

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
AstraZeneca PLC	2.5
Shell PLC	2.1
Barclays PLC	2.0
Cie de Saint-Gobain SA	1.9
BNP Paribas SA	1.8
Banco Santander SA	1.8
RELX PLC	1.5
Heineken NV	1.5
Renesas Electronics Corp.	1.5
Kering SA	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	89.2
Common Stocks	6.9
Investment Companies	3.0
Securities Lending Collateral	0.7
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	0.8
Utilities	2.4
Communication Services	2.9
Energy	5.8
Materials	7.1
Consumer Staples	8.7
Health Care	8.9
Information Technology	9.8
Consumer Discretionary	10.1
Industrials	19.3
Financials	24.2

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
China	2.8
Spain	3.7
Italy	4.0
Republic of Korea	4.5
Netherlands	5.5
United States	7.2
Germany	10.2
Japan	14.8
France	15.1
United Kingdom	21.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Semi-Annual Shareholder Report - April 30, 2026

Class Y: ABEYX

Distributed by:

Resolute Investment Distributors, Inc.

IE_Y 0426

American Beacon

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026 | Investor Class: GHQPX

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Industry Allocation - % Investments

Table Summary
Value	Value
Banks	1.1
Electric	1.8
U.S. Treasury Obligations	46.7
U.S. Agency Mortgage-Backed Obligations	50.4

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

Investor Class: GHQPX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_Investor 0426

American Beacon

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R5: GHQIX

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Industry Allocation - % Investments

Table Summary
Value	Value
Banks	1.1
Electric	1.8
U.S. Treasury Obligations	46.7
U.S. Agency Mortgage-Backed Obligations	50.4

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R5: GHQIX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_R5 0426

American Beacon

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R6: GHQRX

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Industry Allocation - % Investments

Table Summary
Value	Value
Banks	1.1
Electric	1.8
U.S. Treasury Obligations	46.7
U.S. Agency Mortgage-Backed Obligations	50.4

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R6: GHQRX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_R6 0426

American Beacon

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class Y: GHQYX

This semi-annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$354,916,793
# of Portfolio Holdings	27
Portfolio Turnover Rate	24%
Total Management Fees Paid	$535,836

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Notes, 4.000%, Due 2/15/2034	11.4
U.S. Treasury Bonds, 3.750%, Due 8/15/2041	9.9
U.S. Treasury Notes, 3.875%, Due 8/15/2034	7.8
U.S. Treasury Notes, 3.500%, Due 2/15/2033	6.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	5.0
Federal Home Loan Mortgage Corp., 2.000%, Due 10/1/2052	4.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	4.8
Federal Home Loan Mortgage Corp., 3.000%, Due 6/1/2052	3.6
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.3

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
U.S. Agency Mortgage-Backed Obligations	50.4
U.S. Treasury Obligations	46.7
Corporate Obligations	2.9

Industry Allocation - % Investments

Table Summary
Value	Value
Banks	1.1
Electric	1.8
U.S. Treasury Obligations	46.7
U.S. Agency Mortgage-Backed Obligations	50.4

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Semi-Annual Shareholder Report - April 30, 2026

Class Y: GHQYX

Distributed by:

Resolute Investment Distributors, Inc.

Garcia_Y 0426

American Beacon

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026 | Investor Class: TIVFX

This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$74	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$217,562,174
# of Portfolio Holdings	164
Portfolio Turnover Rate	89%
Total Management Fees Paid	$590,781

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ibiden Co. Ltd.	1.1
Enerflex Ltd.	1.1
Samsung Electro-Mechanics Co. Ltd.	1.0
MTAR Technologies Ltd.	1.0
Kioxia Holdings Corp.	1.0
Tamarack Valley Energy Ltd.	1.0
5N Plus, Inc.	0.9
ASPEED Technology, Inc.	0.9
Asia Vital Components Co. Ltd.	0.9
Browave Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	93.8
Investment Companies	4.2
Common Stocks	1.3
Securities Lending Collateral	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	0.8
Consumer Staples	1.3
Utilities	2.0
Health Care	2.9
Consumer Discretionary	4.2
Financials	8.9
Energy	10.4
Materials	10.7
Information Technology	28.7
Industrials	30.1

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Australia	3.1
Spain	3.2
Italy	3.3
United Kingdom	3.5
India	3.8
Israel	4.6
Republic of Korea	9.8
Canada	11.8
Taiwan	12.8
Japan	17.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026

Investor Class: TIVFX

Distributed by:

Resolute Investment Distributors, Inc.

IMC_Investor 0426

American Beacon

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R5: TOVIX

This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$217,562,174
# of Portfolio Holdings	164
Portfolio Turnover Rate	89%
Total Management Fees Paid	$590,781

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ibiden Co. Ltd.	1.1
Enerflex Ltd.	1.1
Samsung Electro-Mechanics Co. Ltd.	1.0
MTAR Technologies Ltd.	1.0
Kioxia Holdings Corp.	1.0
Tamarack Valley Energy Ltd.	1.0
5N Plus, Inc.	0.9
ASPEED Technology, Inc.	0.9
Asia Vital Components Co. Ltd.	0.9
Browave Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	93.8
Investment Companies	4.2
Common Stocks	1.3
Securities Lending Collateral	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	0.8
Consumer Staples	1.3
Utilities	2.0
Health Care	2.9
Consumer Discretionary	4.2
Financials	8.9
Energy	10.4
Materials	10.7
Information Technology	28.7
Industrials	30.1

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Australia	3.1
Spain	3.2
Italy	3.3
United Kingdom	3.5
India	3.8
Israel	4.6
Republic of Korea	9.8
Canada	11.8
Taiwan	12.8
Japan	17.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R5: TOVIX

Distributed by:

Resolute Investment Distributors, Inc.

IMC_R5 0426

American Beacon

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class Y: TOVYX

This semi-annual shareholder report contains important information about American Beacon IMC International Small Cap Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$62	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$217,562,174
# of Portfolio Holdings	164
Portfolio Turnover Rate	89%
Total Management Fees Paid	$590,781

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ibiden Co. Ltd.	1.1
Enerflex Ltd.	1.1
Samsung Electro-Mechanics Co. Ltd.	1.0
MTAR Technologies Ltd.	1.0
Kioxia Holdings Corp.	1.0
Tamarack Valley Energy Ltd.	1.0
5N Plus, Inc.	0.9
ASPEED Technology, Inc.	0.9
Asia Vital Components Co. Ltd.	0.9
Browave Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Common Stocks	93.8
Investment Companies	4.2
Common Stocks	1.3
Securities Lending Collateral	0.7

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	0.8
Consumer Staples	1.3
Utilities	2.0
Health Care	2.9
Consumer Discretionary	4.2
Financials	8.9
Energy	10.4
Materials	10.7
Information Technology	28.7
Industrials	30.1

Top Ten Country Exposure - % Equities

Table Summary
Value	Value
Australia	3.1
Spain	3.2
Italy	3.3
United Kingdom	3.5
India	3.8
Israel	4.6
Republic of Korea	9.8
Canada	11.8
Taiwan	12.8
Japan	17.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

IMC International Small Cap Fund

Semi-Annual Shareholder Report - April 30, 2026

Class Y: TOVYX

Distributed by:

Resolute Investment Distributors, Inc.

IMC_Y 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class A: ALVAX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class A: ALVAX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_A 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Advisor Class: AVASX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Advisor Class: AVASX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_Advisor 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class C: ALVCX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class C: ALVCX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_C 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Investor Class: AAGPX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Investor Class: AAGPX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_Investor 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R5: AADEX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R5: AADEX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_R5 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R6: AALRX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R6: AALRX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_R6 0426

American Beacon

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class Y: ABLYX

This semi-annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,006,439,135
# of Portfolio Holdings	164
Portfolio Turnover Rate	13%
Total Management Fees Paid	$8,808,509

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Exxon Mobil Corp.	1.8
Alphabet, Inc., Class A	1.7
GE HealthCare Technologies, Inc.	1.7
Elevance Health, Inc.	1.6
Citigroup, Inc.	1.6
Workday, Inc., Class A	1.5
JPMorgan Chase & Co.	1.4
Bank of America Corp.	1.4
Wells Fargo & Co.	1.4
APA Corp.	1.4

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	91.3
Foreign Common Stocks	5.3
Investment Companies	2.9
Securities Lending Collateral	0.5

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Real Estate	1.8
Communication Services	3.4
Materials	3.5
Consumer Staples	4.7
Consumer Discretionary	6.5
Utilities	7.3
Energy	9.1
Industrials	13.1
Health Care	13.7
Information Technology	14.1
Financials	22.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class Y: ABLYX

Distributed by:

Resolute Investment Distributors, Inc.

LCV_Y 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class A: ABSAX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class A: ABSAX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_A 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Advisor Class: AASSX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$69	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Advisor Class: AASSX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_Advisor 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class C: ASVCX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class C: ASVCX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_C 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Investor Class: AVPAX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Investor Class: AVPAX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_Investor 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R5: AVFIX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$42	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R5: AVFIX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_R5 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class R6: AASRX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class R6: AASRX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_R6 0426

American Beacon

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026 | Class Y: ABSYX

This semi-annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$46	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$3,829,405,021
# of Portfolio Holdings	447
Portfolio Turnover Rate	35%
Total Management Fees Paid	$12,167,959

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Standex International Corp.	1.3
Avnet, Inc.	1.3
Knife River Corp.	1.0
Murphy Oil Corp.	0.9
F5, Inc.	0.9
Olin Corp.	0.9
ATI, Inc.	0.9
AAR Corp.	0.8
Stagwell, Inc.	0.8
SLM Corp.	0.8

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Common Stocks	93.0
Investment Companies	2.9
Foreign Common Stocks	2.8
Securities Lending Collateral	1.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Table Summary
Value	Value
Communication Services	1.7
Consumer Staples	2.7
Health Care	3.1
Utilities	3.3
Real Estate	3.6
Materials	7.9
Energy	8.6
Consumer Discretionary	12.3
Information Technology	13.3
Industrials	21.7
Financials	21.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Semi-Annual Shareholder Report - April 30, 2026

Class Y: ABSYX

Distributed by:

Resolute Investment Distributors, Inc.

SCV_Y 0426

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

April 30, 2026

Balanced Fund

Bal 0426

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	April 30, 2026

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 55.1%

Communication Services - 2.8%

Diversified Telecommunication Services - 0.7%
Comcast Corp., Class A	30,290	$819,041

Interactive Media & Services - 1.6%
Alphabet, Inc., Class A	4,506	1,733,909

Media - 0.5%
Omnicom Group, Inc.	6,486	497,606

Total Communication Services		3,050,556

Consumer Discretionary - 4.2%

Automobile Components - 1.1%
Aptiv PLCA	15,892	957,652
BorgWarner, Inc.	2,800	159,516

		1,117,168

Automobiles - 0.7%
General Motors Co.	9,442	725,996

Distributors - 0.2%
Genuine Parts Co.	2,200	235,906

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	49,006	1,299,149
Wynn Resorts Ltd.	6,856	734,346

		2,033,495

Household Durables - 0.2%
Lennar Corp., Class A	2,701	243,900

Specialty Retail - 0.1%
Lithia Motors, Inc.	490	142,159

Total Consumer Discretionary		4,498,624

Consumer Staples - 2.2%

Beverages - 1.2%
Constellation Brands, Inc., Class A	2,200	344,476
Keurig Dr. Pepper, Inc.	31,527	926,894

		1,271,370

Food Products - 1.0%
Conagra Brands, Inc.	7,200	103,320
J.M. Smucker Co.	2,800	274,484
Kraft Heinz Co.	16,100	364,826
Mondelez International, Inc., Class A	5,300	325,632

		1,068,262

Total Consumer Staples		2,339,632

Energy - 6.1%

Energy Equipment & Services - 1.2%
Halliburton Co.	13,612	575,787
NOV, Inc.	14,400	294,624
SLB Ltd.	7,960	452,765

		1,323,176

See accompanying notes

1

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 55.1% (continued)

Energy - 6.1% (continued)

Oil, Gas & Consumable Fuels - 4.9%
APA Corp.	33,714	$1,373,171
Chevron Corp.	4,221	815,962
ConocoPhillips	1,836	230,932
Exxon Mobil Corp.	6,796	1,048,827
Ovintiv, Inc.	8,900	547,795
Permian Resources Corp., Class A	28,051	606,463
Shell PLC, ADR	6,935	628,796

		5,251,946

Total Energy		6,575,122

Financials - 10.8%

Banks - 5.1%
Bank of America Corp.	27,424	1,466,087
Citigroup, Inc.	7,157	915,953
Citizens Financial Group, Inc.	2,468	160,544
First Citizens BancShares, Inc., Class A	200	396,764
Truist Financial Corp.	7,200	370,800
U.S. Bancorp	12,700	719,582
Wells Fargo & Co.	11,345	932,899
Western Alliance Bancorp	6,670	543,872

		5,506,501

Capital Markets - 1.1%
Charles Schwab Corp.	3,559	326,147
LPL Financial Holdings, Inc.	1,403	468,784
State Street Corp.	2,676	409,000

		1,203,931

Consumer Finance - 0.8%
American Express Co.	1,796	580,198
Capital One Financial Corp.	1,505	287,906

		868,104

Financial Services - 2.3%
Berkshire Hathaway, Inc., Class BA	1,849	875,686
Corebridge Financial, Inc.	12,900	355,266
Fidelity National Information Services, Inc.	14,468	673,196
Fiserv, Inc.A	8,900	557,585

		2,461,733

Insurance - 1.5%
American International Group, Inc.	10,804	808,139
Everest Group Ltd.	816	291,116
Hartford Insurance Group, Inc.	1,410	192,902
Progressive Corp.	1,651	332,314

		1,624,471

Total Financials		11,664,740

Health Care - 7.9%

Health Care Equipment & Supplies - 2.7%
GE HealthCare Technologies, Inc.	27,397	1,666,833
Medtronic PLC	12,375	1,002,004
Zimmer Biomet Holdings, Inc.	3,272	269,711

		2,938,548

See accompanying notes

2

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 55.1% (continued)

Health Care - 7.9% (continued)

Health Care Providers & Services - 3.6%
Centene Corp.A	3,460	$185,767
Cigna Group	550	159,819
CVS Health Corp.	3,030	252,369
Elevance Health, Inc.	3,078	1,158,621
Humana, Inc.	1,810	427,956
Labcorp Holdings, Inc.	1,200	308,160
UnitedHealth Group, Inc.	3,623	1,342,249

		3,834,941

Life Sciences Tools & Services - 0.2%
Avantor, Inc.A	33,297	269,706

Pharmaceuticals - 1.4%
Merck & Co., Inc.	9,046	987,642
Sanofi SA, ADR	10,622	494,773

		1,482,415

Total Health Care		8,525,610

Industrials - 6.1%

Aerospace & Defense - 0.5%
Boeing Co.A	1,430	327,513
General Dynamics Corp.	700	241,010

		568,523

Air Freight & Logistics - 0.6%
FedEx Corp.	1,640	661,428

Building Products - 0.9%
Johnson Controls International PLC	6,298	919,697

Construction & Engineering - 0.5%
AECOM	5,186	436,143
Fluor Corp.A	2,300	122,705

		558,848

Electrical Equipment - 0.1%
Vertiv Holdings Co., Class A	269	88,364

Ground Transportation - 1.1%
JB Hunt Transport Services, Inc.	1,605	403,705
Norfolk Southern Corp.	860	271,614
Uber Technologies, Inc.A	6,351	473,848

		1,149,167

Machinery - 2.4%
CNH Industrial NV	44,280	474,239
Cummins, Inc.	372	249,616
Deere & Co.	380	224,151
Fortive Corp.	15,155	906,117
PACCAR, Inc.	3,858	458,330
Stanley Black & Decker, Inc.	2,500	195,400
Timken Co.	900	99,801

		2,607,654

Professional Services - 0.0%
Leidos Holdings, Inc.	100	14,922

Total Industrials		6,568,603

See accompanying notes

3

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 55.1% (continued)

Information Technology - 7.6%

Communications Equipment - 1.1%
F5, Inc.A	3,550	$1,149,845

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	1,800	246,438

IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	5,200	275,080

Semiconductors & Semiconductor Equipment - 2.7%
Entegris, Inc.	6,405	905,539
Microchip Technology, Inc.	12,533	1,164,441
QUALCOMM, Inc.	4,699	843,846

		2,913,826

Software - 2.7%
Oracle Corp.	4,124	665,573
Salesforce, Inc.	4,300	759,079
Workday, Inc., Class AA	11,790	1,443,096

		2,867,748

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	25,465	732,628

Total Information Technology		8,185,565

Materials - 2.6%

Chemicals - 2.1%
Air Products & Chemicals, Inc.	2,712	813,736
Axalta Coating Systems Ltd.A	17,482	497,188
Olin Corp.	8,400	239,232
PPG Industries, Inc.	6,400	694,400

		2,244,556

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	10,139	585,831

Total Materials		2,830,387

Real Estate - 1.0%

Specialized REITs - 1.0%
Public Storage	1,651	499,345
VICI Properties, Inc.	19,760	576,992

		1,076,337

Total Real Estate		1,076,337

Utilities - 3.8%

Electric Utilities - 3.1%
Entergy Corp.	8,551	1,008,248
PG&E Corp.	34,205	568,487
Pinnacle West Capital Corp.	7,593	787,546
PPL Corp.	4,047	151,520
Xcel Energy, Inc.	10,253	850,486

		3,366,287

See accompanying notes

4

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 55.1% (continued)

Utilities - 3.8% (continued)

Multi-Utilities - 0.7%
Dominion Energy, Inc.	11,400	$735,300

Total Utilities		4,101,587

Total Common Stocks (Cost $44,758,618)		59,416,763

	Principal Amount

CORPORATE OBLIGATIONS - 11.8%

Communications - 1.7%

Internet - 0.5%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	$250,000	242,585
4.650%, Due 12/1/2029	250,000	253,117

		495,702

Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.484%, Due 10/23/2045	30,000	27,640
5.750%, Due 4/1/2048	115,000	96,261
3.850%, Due 4/1/2061	85,000	49,117
3.950%, Due 6/30/2062	85,000	49,665
Comcast Corp., 6.550%, Due 7/1/2039	217,000	232,866
Cox Communications, Inc., 5.950%, Due 9/1/2054B	265,000	227,686

		683,235

Telecommunications - 0.6%
AT&T, Inc.,
5.700%, Due 11/1/2054	80,000	74,210
6.000%, Due 4/30/2056	205,000	197,741
3.650%, Due 9/15/2059	80,000	51,152
T-Mobile USA, Inc., 5.850%, Due 2/15/2056	190,000	182,635
Verizon Communications, Inc., 4.780%, Due 2/15/2035	181,000	175,629

		681,367

Total Communications		1,860,304

Consumer, Cyclical - 0.8%

Retail - 0.8%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	481,210
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	141,809
7.550%, Due 2/15/2030	169,000	189,245

		812,264

Total Consumer, Cyclical		812,264

Consumer, Non-Cyclical - 0.3%

Beverages - 0.3%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	302,304

Energy - 0.3%

Oil & Gas - 0.1%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)C D	150,000	157,074

Pipelines - 0.2%
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	49,278
ONEOK, Inc., 5.700%, Due 11/1/2054	80,000	72,956
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032B	65,000	57,522

		179,756

Total Energy		336,830

See accompanying notes

5

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.8% (continued)

Financial - 3.4%

Banks - 2.0%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)C	$350,000	$347,923
6.110%, Due 1/29/2037	176,000	184,750
Citigroup, Inc., 5.875%, Due 1/30/2042	145,000	148,350
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	246,522
Goldman Sachs Group, Inc., 5.387%, Due 2/2/2041, (5 yr. CMT + 1.180%)C	200,000	194,672
JPMorgan Chase & Co., 5.500%, Due 10/15/2040	313,000	319,509
Morgan Stanley,
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)C	95,000	82,238
5.314%, Due 1/18/2041, (5 yr. CMT + 1.170%)C	200,000	194,644
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	466,598

		2,185,206

Diversified Financial Services - 0.1%
Western Union Co., 4.750%, Due 6/15/2029	160,000	158,069

Insurance - 1.0%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	295,644
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	33,566
Markel Group, Inc., 5.000%, Due 5/20/2049	100,000	85,963
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	184,629
4.721%, Due 12/15/2044	193,000	168,505
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	270,507

		1,038,814

REITS - 0.3%
GLP Capital LP/GLP Financing II, Inc.,
5.625%, Due 3/1/2036	185,000	181,812
5.750%, Due 11/1/2037	90,000	88,106
Public Storage Operating Co., 2.250%, Due 11/9/2031	45,000	39,998

		309,916

Total Financial		3,692,005

Industrial - 1.2%

Aerospace/Defense - 0.2%
RTX Corp., 6.125%, Due 7/15/2038	217,000	233,013

Machinery - Construction & Mining - 0.2%
Caterpillar Financial Services Corp., 4.375%, Due 8/16/2029	200,000	200,722

Machinery - Diversified - 0.4%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	469,251

Transportation - 0.4%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	210,756
CSX Corp., 5.500%, Due 4/15/2041	157,000	158,403

		369,159

Total Industrial		1,272,145

Technology - 2.0%

Computers - 1.4%
Apple, Inc.,
1.400%, Due 8/5/2028	200,000	189,207
2.200%, Due 9/11/2029	300,000	283,275
Dell International LLC/EMC Corp., 3.375%, Due 12/15/2041	160,000	120,554
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	504,044

See accompanying notes

6

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.8% (continued)

Technology - 2.0% (continued)

Computers - 1.4% (continued)
International Business Machines Corp., 4.250%, Due 5/15/2049	$500,000	$383,970

		1,481,050

Semiconductors - 0.6%
Foundry JV Holdco LLC, 6.300%, Due 1/25/2039B	200,000	212,257
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	474,998

		687,255

Total Technology		2,168,305

Utilities - 2.1%

Electric - 2.1%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	169,004
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	251,865
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	169,910
Dominion Energy, Inc.,
6.875%, Due 2/1/2055, A, (5 yr. CMT + 2.386%)C	115,000	119,154
6.625%, Due 5/15/2055, (5 yr. CMT + 2.207%)C	175,000	178,981
Duke Energy Carolinas LLC,
5.250%, Due 3/15/2035	55,000	55,850
6.000%, Due 1/15/2038	40,000	42,347
6.050%, Due 4/15/2038	115,000	122,205
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	90,886
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	60,870
4.200%, Due 8/15/2045	30,000	24,371
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	225,758
Entergy Arkansas LLC, 5.750%, Due 1/15/2056	80,000	77,854
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	27,963
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)C	45,000	46,326
Public Service Enterprise Group, Inc.,
5.450%, Due 4/1/2034	45,000	45,985
5.400%, Due 3/15/2035	70,000	70,708
Sempra,
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)C	135,000	136,043
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)C	100,000	101,771
6.550%, Due 4/1/2055, (5 yr. CMT + 2.138%)C	45,000	45,462
6.625%, Due 4/1/2055, (5 yr. CMT + 2.354%)C	80,000	80,523
System Energy Resources, Inc., 5.300%, Due 12/15/2034	145,000	144,688

		2,288,524

Total Utilities		2,288,524

Total Corporate Obligations (Cost $13,146,600)		12,732,681

FOREIGN CORPORATE OBLIGATIONS - 3.0%

Communications - 0.3%

Telecommunications - 0.3%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	183,544
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	150,000	136,660

		320,204

Total Communications		320,204

Consumer, Cyclical - 0.3%

Auto Manufacturers - 0.3%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027B	350,000	354,755

See accompanying notes

7

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.0% (continued)

Consumer, Non-Cyclical - 1.5%

Agriculture - 0.4%
BAT Capital Corp.,
6.000%, Due 2/20/2034	$35,000	$37,031
4.540%, Due 8/15/2047	260,000	211,916
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	180,129

		429,076

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	508,781

Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC,
4.650%, Due 11/15/2043B	105,000	84,222
3.950%, Due 4/15/2045B	245,000	179,148
4.700%, Due 7/15/2064B	200,000	152,007
Bayer U.S. Finance LLC, 6.125%, Due 11/21/2026B	200,000	201,505

		616,882

Total Consumer, Non-Cyclical		1,554,739

Energy - 0.5%

Oil & Gas - 0.4%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049B	500,000	397,601

Pipelines - 0.1%
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	85,254

Total Energy		482,855

Financial - 0.4%

Banks - 0.1%
HBOS PLC, 6.000%, Due 11/1/2033B	80,000	82,783

Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)C	150,000	155,328

Insurance - 0.2%
Fairfax Financial Holdings Ltd.,
6.350%, Due 3/22/2054	200,000	203,551
6.100%, Due 3/15/2055	35,000	34,601

		238,152

Total Financial		476,263

Total Foreign Corporate Obligations (Cost $3,229,035)		3,188,816

FOREIGN SOVEREIGN OBLIGATIONS - 0.3% (Cost $284,538)
Mexico Government International Bonds, 3.771%, Due 5/24/2061	450,000	271,575

ASSET-BACKED OBLIGATIONS - 1.1%
AmeriCredit Automobile Receivables Trust, 4.120%, Due 5/20/2030, 2025-1 A3B	75,000	74,790
Compass Datacenters Issuer III LLC, 5.656%, Due 2/25/2050, 2025-1A A2B	75,000	75,468
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 AB	110,000	108,531
GM Financial Consumer Automobile Receivables Trust, 4.620%, Due 12/17/2029, 2025-1 A3	90,000	90,492
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AB	90,000	89,076
Honda Auto Receivables Owner Trust, 4.570%, Due 9/21/2029, 2025-1 A3	85,000	85,456
Porsche Financial Auto Securitization Trust, 4.440%, Due 1/22/2030, 2024-1A A3B	132,628	132,944
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1A A3B	78,886	79,063
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIB	98,250	91,196

See accompanying notes

8

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 1.1% (continued)
Volkswagen Auto Lease Trust,
4.010%, Due 1/22/2029, 2025-B A3	$110,000	$109,828
4.170%, Due 3/20/2029, 2026-A A3	150,000	149,960
World Omni Automobile Lease Securitization Trust, 4.420%, Due 4/17/2028, 2025-A A3	60,000	60,191

Total Asset-Backed Obligations (Cost $1,154,669)		1,146,995

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.2% (Cost $259,935)
NRTH Commercial Mortgage Trust, 5.048%, Due 10/15/2040, 2025-PARK A, (1 mo. USD Term SOFR + 1.393%)B C	260,000	259,838

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	2,759	2,736
3.000%, Due 11/1/2032	24,716	23,972
5.000%, Due 8/1/2033	9,536	9,624
5.500%, Due 2/1/2034	9,441	9,638
2.500%, Due 6/1/2035	44,569	42,115
2.000%, Due 3/1/2036	130,558	119,834
4.000%, Due 1/1/2041	33,648	32,431
4.500%, Due 2/1/2041	23,464	23,294
2.500%, Due 9/1/2041	113,506	101,968
3.500%, Due 5/1/2042	113,105	107,076
3.500%, Due 6/1/2042	113,880	107,196
3.000%, Due 4/1/2047	104,171	92,288
3.000%, Due 8/1/2048	95,388	85,931
2.500%, Due 7/1/2050	62,181	52,822
2.500%, Due 12/1/2050	58,868	50,237
2.500%, Due 11/1/2051	114,169	97,872
2.000%, Due 2/1/2052	109,045	88,482
2.000%, Due 3/1/2052	192,483	154,745
2.500%, Due 5/1/2052	93,276	79,528
6.000%, Due 3/1/2053	51,106	52,634
4.500%, Due 5/1/2053	86,396	83,457
5.000%, Due 8/1/2053	183,555	181,558
6.000%, Due 8/1/2053	143,890	147,682
5.500%, Due 9/1/2053	99,144	101,074
5.500%, Due 2/1/2054	266,760	271,088
6.000%, Due 8/1/2054	78,952	81,674
5.000%, Due 9/1/2054	140,533	139,767
5.500%, Due 5/1/2055	262,619	266,226

		2,606,949

Federal National Mortgage Association,
3.500%, Due 1/1/2028	2,632	2,616
5.000%, Due 3/1/2034	10,677	10,730
4.500%, Due 4/1/2034	19,234	19,178
3.000%, Due 10/1/2034	2,526	2,428
2.000%, Due 11/1/2035	84,422	77,771
2.000%, Due 12/1/2035	41,095	37,798
3.500%, Due 6/1/2037	61,015	58,595
5.500%, Due 6/1/2038	2,665	2,743
4.500%, Due 1/1/2040	24,108	23,860
5.000%, Due 5/1/2040	43,899	44,436
5.000%, Due 6/1/2040	25,148	25,456
4.000%, Due 9/1/2040	23,555	22,685
4.000%, Due 1/1/2041	45,551	43,665
2.500%, Due 11/1/2041	87,610	78,662
3.000%, Due 6/1/2043	220,789	201,565
3.000%, Due 8/1/2043	200,901	183,357
4.000%, Due 7/1/2045	47,874	45,821
3.500%, Due 8/1/2045	22,409	20,900
3.500%, Due 11/1/2045	212,592	198,112
3.500%, Due 1/1/2046	84,806	79,097
3.500%, Due 5/1/2046	23,374	21,718
4.000%, Due 7/1/2046	47,560	45,536
3.000%, Due 10/1/2046	17,950	16,122
3.000%, Due 11/1/2046	102,996	93,253
3.500%, Due 3/1/2047	25,922	24,070
4.500%, Due 7/1/2047	10,779	10,569
4.500%, Due 8/1/2047	20,050	19,666
3.500%, Due 9/1/2047	32,978	30,587
4.500%, Due 4/1/2048	8,964	8,754

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.4% (continued)
Federal National Mortgage Association, (continued)
4.500%, Due 7/1/2048	$54,738	$53,440
4.500%, Due 10/1/2049	61,061	59,545
4.000%, Due 11/1/2049	123,052	117,036
2.500%, Due 8/1/2050	280,701	237,770
3.000%, Due 8/1/2050	81,481	72,056
2.500%, Due 9/1/2050	92,246	78,563
2.500%, Due 10/1/2050	43,264	36,616
3.000%, Due 10/1/2050	86,824	77,345
2.000%, Due 3/1/2051	136,708	111,766
2.000%, Due 4/1/2051	217,626	176,072
3.000%, Due 5/1/2051	99,056	88,385
3.000%, Due 6/1/2051	96,021	84,853
3.500%, Due 6/1/2051	114,770	105,026
2.000%, Due 7/1/2051	221,886	179,502
3.500%, Due 7/1/2051	95,258	87,613
2.500%, Due 8/1/2051	204,542	174,415
3.000%, Due 11/1/2051	74,174	65,113
2.000%, Due 1/1/2052	334,176	271,512
2.500%, Due 2/1/2052	173,692	148,476
3.500%, Due 5/1/2052	130,491	119,139
4.000%, Due 6/1/2052	151,571	143,446
5.000%, Due 6/1/2052	237,967	238,531
3.000%, Due 7/1/2052	99,858	88,876
4.500%, Due 8/1/2052	125,848	121,645
4.500%, Due 9/1/2052	192,936	186,433
4.500%, Due 10/1/2052	146,908	142,424
5.000%, Due 4/1/2053	71,370	71,187
4.500%, Due 6/1/2053	90,903	88,508
5.500%, Due 10/1/2053	173,967	175,426
6.000%, Due 1/1/2054	183,220	190,387
5.500%, Due 2/1/2054	186,716	190,105
6.500%, Due 6/1/2054	28,803	30,370
5.000%, Due 3/1/2056	133,556	131,656

		5,592,987

Government National Mortgage Association,
6.500%, Due 8/15/2027	105	105
6.500%, Due 11/15/2027	386	390
7.500%, Due 12/15/2028	1,747	1,776
5.500%, Due 7/15/2033	9,862	10,128
6.000%, Due 12/15/2033	13,817	14,242
5.500%, Due 2/20/2034	14,481	14,900
5.000%, Due 10/15/2039	30,185	30,848
3.500%, Due 9/15/2041	60,967	56,571
3.500%, Due 8/20/2047	12,147	11,292
3.500%, Due 10/20/2047	11,119	10,218
4.000%, Due 1/20/2048	55,132	52,482
5.000%, Due 1/20/2050	24,715	24,976
4.500%, Due 2/20/2050	23,291	22,866
5.000%, Due 2/20/2050	12,921	13,083
2.500%, Due 4/20/2050	118,928	102,160
2.500%, Due 6/20/2051	119,067	102,099
3.000%, Due 6/20/2051	50,947	45,413
2.500%, Due 7/20/2051	186,351	159,700
3.000%, Due 8/20/2051	114,141	103,011
2.500%, Due 11/20/2051	95,192	81,625
3.000%, Due 12/20/2051	224,806	200,455
3.500%, Due 1/20/2052	81,890	74,742
4.000%, Due 3/20/2052	83,221	78,477
2.500%, Due 4/20/2052	53,370	45,759
4.500%, Due 9/20/2052	110,164	107,065
5.000%, Due 4/20/2053	209,487	208,762
5.500%, Due 7/20/2053	157,576	159,774
5.000%, Due 12/20/2054	158,350	157,190
5.500%, Due 5/20/2055	36,767	37,096

		1,927,205

Total U.S. Agency Mortgage-Backed Obligations (Cost $10,759,985)		10,127,141

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	252,928
3.750%, Due 1/25/2030	300,000	296,120

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8% (continued)
Federal Home Loan Banks, 4.500%, Due 12/14/2029	$350,000	$356,210

		905,258

Total U.S. Government Agency Obligations (Cost $903,632)		905,258

U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Bonds,
5.250%, Due 11/15/2028	217,000	224,044
4.750%, Due 2/15/2037	304,000	313,073
4.500%, Due 8/15/2039	241,000	237,197
2.750%, Due 8/15/2042	250,000	189,580
2.875%, Due 5/15/2049	500,000	351,484
4.750%, Due 8/15/2055	385,000	370,382

		1,685,760

U.S. Treasury Notes,
3.750%, Due 8/31/2026	2,470,000	2,470,096
2.000%, Due 11/15/2026	500,000	495,418
2.500%, Due 3/31/2027	250,000	247,203
4.125%, Due 10/31/2027	250,000	250,879
3.875%, Due 3/31/2028	310,000	309,927
2.875%, Due 5/15/2028	200,000	196,023
2.875%, Due 8/15/2028	300,000	293,332
2.625%, Due 2/15/2029	450,000	434,795
2.875%, Due 4/30/2029	300,000	291,188
2.375%, Due 5/15/2029	450,000	430,260
1.625%, Due 8/15/2029	350,000	325,418
1.750%, Due 11/15/2029	200,000	185,703
3.500%, Due 1/31/2030	350,000	344,326
4.000%, Due 2/28/2030	250,000	250,264
3.625%, Due 10/31/2030	300,000	295,348
3.500%, Due 2/28/2031	280,000	273,744
3.625%, Due 9/30/2031	200,000	195,656
4.375%, Due 1/31/2032	150,000	152,021
4.000%, Due 7/31/2032	100,000	99,148
3.875%, Due 9/30/2032	150,000	147,539
3.750%, Due 10/31/2032	400,000	390,344
4.125%, Due 11/15/2032	250,000	249,189
3.500%, Due 2/15/2033	250,000	239,727
3.875%, Due 8/15/2033	200,000	195,563
4.000%, Due 2/15/2034	300,000	294,680
4.375%, Due 5/15/2034	100,000	100,621
3.875%, Due 8/15/2034	300,000	291,117
4.250%, Due 8/15/2035	250,000	247,813
4.000%, Due 11/15/2035	175,000	169,832
4.125%, Due 2/15/2036	145,000	141,941

		10,009,115

Total U.S. Treasury Obligations (Cost $12,170,309)		11,694,875

	Shares

FOREIGN COMMON STOCKS - 3.9%

Communication Services - 0.2%

Media - 0.2%
WPP PLC, ADRE	13,400	242,406

Consumer Discretionary - 0.6%

Automobile Components - 0.6%
Magna International, Inc.	10,504	668,790

Consumer Staples - 0.6%

Personal Products - 0.6%
Unilever PLC	10,213	602,363

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 3.9% (continued)

Financials - 0.6%

Banks - 0.6%
Bank of Nova Scotia	8,627	$671,180

Health Care - 0.2%

Pharmaceuticals - 0.2%
GSK PLC, ADR	3,254	170,217

Information Technology - 1.7%

Communications Equipment - 0.9%
Telefonaktiebolaget LM Ericsson, ADR	82,630	975,860

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	908	192,187

Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	1,450	425,706

Software - 0.2%
SAP SE, ADR	1,400	237,286

Total Information Technology		1,831,039

Total Foreign Common Stocks (Cost $3,049,031)		4,185,995

SHORT-TERM INVESTMENTS - 5.1% (Cost $5,550,168)

Investment Companies - 5.1%
American Beacon U.S. Government Money Market Select Fund, 3.56%F G	5,550,168	5,550,168

SECURITIES LENDING COLLATERAL - 0.2% (Cost $205,424)

Investment Companies - 0.2%
American Beacon U.S. Government Money Market Select Fund, 3.56%F G	205,424	205,424

TOTAL INVESTMENTS - 101.7% (Cost $95,471,944)		109,685,529
LIABILITIES, NET OF OTHER ASSETS - (1.7%)		(1,850,246)

TOTAL NET ASSETS - 100.0%		$107,835,283

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,997,052 or 2.8% of net assets. The Fund has no right to demand registration of these securities.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2026.

D Perpetual maturity. The date shown, if any, is the next call date.

E All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2026 (Note 9).

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

Long Futures Contracts Open on April 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	9	June 2026	$3,046,470	$3,259,688	$213,218

			$3,046,470	$3,259,688	$213,218

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$59,416,763	$–	$–	$59,416,763
Corporate Obligations	–	12,732,681	–	12,732,681
Foreign Corporate Obligations	–	3,188,816	–	3,188,816
Foreign Sovereign Obligations	–	271,575	–	271,575
Asset-Backed Obligations	–	1,146,995	–	1,146,995
Commercial Mortgage-Backed Obligations	–	259,838	–	259,838
U.S. Agency Mortgage-Backed Obligations	–	10,127,141	–	10,127,141
U.S. Government Agency Obligations	–	905,258	–	905,258
U.S. Treasury Obligations	–	11,694,875	–	11,694,875
Foreign Common Stocks	4,185,995	–	–	4,185,995
Short-Term Investments	5,550,168	–	–	5,550,168
Securities Lending Collateral	205,424	–	–	205,424

Total Investments in Securities - Assets	$69,358,350	$40,327,179	$–	$109,685,529

Financial Derivative Instruments - Assets
Futures Contracts	$213,218	$–	$–	$213,218

Total Financial Derivative Instruments - Assets	$213,218	$–	$–	$213,218

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

13

American Beacon Balanced FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$103,929,937
Investments in affiliated securities, at fair value‡ §	5,755,592
Cash collateral held at broker for futures contracts	252,000
Dividends and interest receivable	377,093
Receivable for investments sold	475,401
Receivable for fund shares sold	100,726
Receivable for tax reclaims	1,969
Receivable for variation margin on open futures contracts (Note 5)	213,206
Prepaid expenses	42,434

Total assets	111,148,358

Liabilities:
Payable for investments purchased	2,725,856
Payable for fund shares redeemed	690
Cash due to broker for futures contracts	179,152
Management and sub-advisory fees payable (Note 2)	79,496
Service fees payable (Note 2)	18,414
Transfer agent fees payable (Note 2)	5,524
Payable upon return of securities loaned (Note 9)§	205,424
Custody and fund accounting fees payable	42,421
Professional fees payable	42,475
Trustee fees payable (Note 2)	1,151
Payable for prospectus and shareholder reports	8,187
Other liabilities	4,285

Total liabilities	3,313,075

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$107,835,283

See accompanying notes

14

American Beacon Balanced FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Analysis of net assets:
Paid-in-capital	$87,383,821
Total distributable earnings (deficits)A	20,451,462

Net assets	$107,835,283

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	665,227

Y Class	2,023,554

Investor Class	3,462,450

Advisor Class	31,884

A Class	1,724,972

C Class	293,417

Net assets:
R5 Class	$10,248,730

Y Class	$31,560,935

Investor Class	$41,470,019

Advisor Class	$435,825

A Class	$20,539,728

C Class	$3,580,046

Net asset value, offering and redemption price per share:
R5 Class	$15.41

Y Class	$15.60

Investor Class	$11.98

Advisor Class	$13.67

A Class	$11.91

A Class (offering price)	$12.64

C Class	$12.20

† Cost of investments in unaffiliated securities	$89,716,352
‡ Cost of investments in affiliated securities	$5,755,592
§ Fair value of securities on loan	$218,256

A The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Balanced FundSM

Statement of Operations

April 30, 2026 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$644,045
Dividend income from affiliated securities (Note 2)	62,291
Interest income	841,918
Income derived from securities lending (Note 9)	3,226

Total investment income	1,551,480

Expenses:
Management and sub-advisory fees (Note 2)	278,989
Transfer agent fees (Note 2):
R5 Class	1,434
Y Class	13,801
Investor Class	4,261
Advisor Class	69
A Class	602
C Class	281
Custody and fund accounting fees	50,760
Professional fees	37,517
Registration fees and expenses	43,266
Service fees (Note 2):
Investor Class	56,722
Advisor Class	466
A Class	8,182
C Class	1,518
Distribution fees (Note 2):
Advisor Class	521
A Class	24,763
C Class	17,555
Prospectus and shareholder report expenses	13,154
Trustee fees (Note 2)	5,512
Line of credit interest expense (Note 10)	459
Other expenses	14,537

Total expenses	574,369

Net investment income	977,111

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	5,287,139
Foreign currency transactions	179
Futures contracts	(22,659)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(288,726)
Futures contracts	118,620

Net gain from investments	5,094,553

Net increase in net assets resulting from operations	$6,071,664

† Foreign taxes	$6,664

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

16

American Beacon Balanced FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$977,111	$2,130,417
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	5,264,659	9,583,220
Change in net unrealized (depreciation) of investments in unaffiliated securities and futures contracts	(170,106)	(3,213,616)

Net increase in net assets resulting from operations	6,071,664	8,500,021

Distributions to shareholders:
Total retained earnings:
R5 Class	(772,166)	(1,025,917)
Y Class	(2,287,147)	(2,512,515)
Investor Class	(3,671,563)	(4,735,894)
Advisor Class	(32,102)	(98,335)
A Class	(1,771,155)	(2,149,768)
C Class	(295,952)	(520,495)

Net distributions to shareholders	(8,830,085)	(11,042,924)

Capital share transactions (Note 11):
Proceeds from sales of shares	8,858,179	14,950,232
Reinvestment of dividends and distributions	8,566,169	10,669,491
Cost of shares redeemed	(15,571,115)	(28,468,364)

Net increase (decrease) in net assets from capital share transactions	1,853,233	(2,848,641)

Net (decrease) in net assets	(905,188)	(5,391,544)

Net assets:
Beginning of period	108,740,471	114,132,015

End of period	$107,835,283	$108,740,471

See accompanying notes

17

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2026, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Balanced Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements.

The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

18

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. For convertible securities, premiums attributable to the conversion feature are not amortized. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

19

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Manager also receives a fee of 0.15% of the average daily net assets of the Fund as compensation for the management of a portion of the Fund’s assets.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

20

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$185,546
Sub-Advisory Fees	0.17%	93,443

Total	0.52%	$278,989

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2026, the Manager received securities lending fees of $410 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$13,959

21

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

As of April 30, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$2,439

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$5,550,168	$–	$–	$62,291	$5,550,168
U.S. Government Money Market Select	Securities Lending	Balanced	205,424	–	–	N/A	205,424

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$1,744	$333	$2,077

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2026, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be

22

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2026 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2026, RID collected $1,714 from the sale of A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2026, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2026, CDSC fees of $129 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each

23

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the

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Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield

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spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, and home equity loans, which pass through the payments on the

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underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds permitted to invest in ABS, subject to the Fund rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Corporate Debt and Other Fixed-Income Securities

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income

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security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

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Notes to Financial Statements

April 30, 2026 (Unaudited)

The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2026 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund

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shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

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Notes to Financial Statements

April 30, 2026 (Unaudited)

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2026, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2026
Balanced	$10

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Notes to Financial Statements

April 30, 2026 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	213,218	$213,218

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(22,659)	$(22,659)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$118,620	$118,620

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2026.

Offsetting of Financial and Derivative Assets as of April 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$213,218	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$213,218	$–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(213,218)	$–

	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$205,424	$–	$–	$–	$205,424

Total Borrowings	$205,424	$–	$–	$–	$205,424

Gross amount of recognized liabilities for securities lending transactions					$205,424

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed Securities Risk

Investments in asset-backed securities are influenced by factors affecting the assets underlying the securities, including the broader market sector and individual markets, such as the auto markets. These securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in asset-backed securities also are subject to risks of fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment and extension risk, callable securities risk, valuation risk, liquidity risk, and restricted securities risk. A decline in the credit quality of the issuers of asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred

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stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Funds to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could

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American Beacon Balanced FundSM

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cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value,

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, The Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (“FHLB”), and the Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the interest rate is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$96,659,945	$18,732,360	$(5,706,776)	$13,025,584

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$12,499,453	$3,373,864	$16,091,913	$3,555,246

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2026 were as follows:

Fund	Type of Transaction	October 31, 2025 Shares/Fair Value	Purchases	Sales	April 30, 2026 Shares/Fair Value
Balanced	Direct	$5,622,431	$22,307,857	$22,380,120	$5,550,168
Balanced	Securities Lending	722,125	3,835,078	4,351,779	205,424

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$218,256	$205,424	$17,779	$223,203

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American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2026, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	50,739	$772,940	216,302	$3,314,740
Reinvestment of dividends	50,705	759,529	69,091	1,013,836
Shares redeemed	(146,981)	(2,214,974)	(311,002)	(4,749,490)

Net (decrease) in shares outstanding	(45,537)	$(682,505)	(25,609)	$(420,914)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	355,431	$5,496,366	521,341	$8,005,002
Reinvestment of dividends	147,343	2,235,058	162,949	2,418,410
Shares redeemed	(482,677)	(7,448,810)	(557,613)	(8,609,804)

Net increase in shares outstanding	20,097	$282,614	126,677	$1,813,608

42

American Beacon Balanced FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	72,111	$862,067	132,665	$1,587,152
Reinvestment of dividends	302,471	3,527,228	390,560	4,558,670
Shares redeemed	(277,730)	(3,316,993)	(724,234)	(8,782,335)

Net increase (decrease) in shares outstanding	96,852	$1,072,302	(201,009)	$(2,636,513)

	Advisor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	601	$8,181	6,135	$81,095
Reinvestment of dividends	2,412	32,102	7,522	98,335
Shares redeemed	(3,740)	(51,790)	(62,228)	(830,413)

Net (decrease) in shares outstanding	(727)	$(11,507)	(48,571)	$(650,983)

	A Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	117,706	$1,398,312	142,886	$1,686,742
Reinvestment of dividends	148,557	1,723,335	178,343	2,071,516
Shares redeemed	(144,944)	(1,720,476)	(285,679)	(3,416,220)

Net increase in shares outstanding	121,319	$1,401,171	35,550	$342,038

	C Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	26,301	$320,313	22,583	$275,501
Reinvestment of dividends	24,291	288,917	42,954	508,724
Shares redeemed	(66,630)	(818,072)	(170,977)	(2,080,102)

Net (decrease) in shares outstanding	(16,038)	$(208,842)	(105,440)	$(1,295,877)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

43

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$15.65		$15.83		$13.04	$14.07	$16.93	$14.35

Income (loss) from investment operations:
Net investment income	0.15	A	0.34	A	0.28	0.24	0.11	0.19
Net gains (losses) on investments (both realized and unrealized)	0.73		0.90		2.87	0.15	(1.56)	4.34

Total income (loss) from investment operations	0.88		1.24		3.15	0.39	(1.45)	4.53

Less distributions:
Dividends from net investment income	(0.12)		(0.31)		(0.30)	(0.26)	(0.23)	(0.30)
Distributions from net realized gains	(1.00)		(1.11)		(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.12)		(1.42)		(0.36)	(1.42)	(1.41)	(1.95)

Net asset value, end of period	$15.41		$15.65		$15.83	$13.04	$14.07	$16.93

Total returnB	5.90	%C	8.57%		24.37%	2.80%	(9.20)%	33.80%

Ratios and supplemental data:
Net assets, end of period	$10,248,730		$11,120,466		$11,658,021	$10,827,923	$12,977,305	$22,687,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87	%D	0.87%		0.84%	0.78%	0.72%	0.70%
Expenses, net of reimbursements and/or recoupments	0.87	%D	0.87%		0.84%	0.78%	0.72%	0.70%
Net investment income, before expense reimbursements and/or recoupments	2.07	%D	2.21%		2.25%	2.10%	1.51%	1.37%
Net investment income, net of reimbursements and/or recoupments	2.07	%D	2.21%		2.25%	2.10%	1.51%	1.37%
Portfolio turnover rate	16	%C	31%		38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

44

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$15.83		$16.00		$13.17	$14.20	$17.07	$14.46

Income (loss) from investment operations:
Net investment income	0.15	A	0.33	A	0.33	0.29	0.21	0.20
Net gains (losses) on investments (both realized and unrealized)	0.74		0.91		2.85	0.08	(1.68)	4.35

Total income (loss) from investment operations	0.89		1.24		3.18	0.37	(1.47)	4.55

Less distributions:
Dividends from net investment income	(0.12)		(0.30)		(0.29)	(0.24)	(0.22)	(0.29)
Distributions from net realized gains	(1.00)		(1.11)		(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.12)		(1.41)		(0.35)	(1.40)	(1.40)	(1.94)

Net asset value, end of period	$15.60		$15.83		$16.00	$13.17	$14.20	$17.07

Total returnB	5.87	%C	8.47%		24.33%	2.68%	(9.25)%	33.66%

Ratios and supplemental data:
Net assets, end of period	$31,560,935		$31,705,136		$30,023,632	$24,304,867	$30,273,662	$40,858,765
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93	%D	0.94%		0.93%	0.84%	0.80%	0.77%
Expenses, net of reimbursements and/or recoupments	0.93	%D	0.94%		0.93%	0.84%	0.80%	0.77%
Net investment income, before expense reimbursements and/or recoupments	2.00	%D	2.14%		2.16%	2.01%	1.46%	1.31%
Net investment income, net of reimbursements and/or recoupments	2.00	%D	2.14%		2.16%	2.01%	1.46%	1.31%
Portfolio turnover rate	16	%C	31%		38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

45

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024		2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$12.41		$12.85		$10.64		$11.74	$14.35		$12.43

Income (loss) from investment operations:
Net investment income	0.10	A	0.23	A	0.23	A	0.11	0.15	A	0.22
Net gains (losses) on investments (both realized and unrealized)	0.58		0.72		2.30		0.17	(1.39)		3.61

Total income (loss) from investment operations	0.68		0.95		2.53		0.28	(1.24)		3.83

Less distributions:
Dividends from net investment income	(0.11)		(0.28)		(0.26)		(0.22)	(0.19)		(0.26)
Distributions from net realized gains	(1.00)		(1.11)		(0.06)		(1.16)	(1.18)		(1.65)

Total distributions	(1.11)		(1.39)		(0.32)		(1.38)	(1.37)		(1.91)

Net asset value, end of period	$11.98		$12.41		$12.85		$10.64	$11.74		$14.35

Total returnB	5.78	%C	8.22%		24.01%		2.46%	(9.40)%		33.32%

Ratios and supplemental data:
Net assets, end of period	$41,470,019		$41,761,998		$45,826,006		$46,044,377	$54,447,528		$85,251,213
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14	%D	1.15%		1.17%		1.04%	1.03%		0.99%
Expenses, net of reimbursements and/or recoupments	1.14	%D	1.15%		1.17%		1.04%	1.03%		0.99%
Net investment income, before expense reimbursements and/or recoupments	1.79	%D	1.93%		1.93%		1.84%	1.22%		1.07%
Net investment income, net of reimbursements and/or recoupments	1.79	%D	1.93%		1.93%		1.84%	1.22%		1.07%
Portfolio turnover rate	16	%C	31%		38%		48%	30%		37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

46

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$14.00		$14.29		$11.80	$12.86	$15.59		$13.35

Income (loss) from investment operations:
Net investment income	0.11	A	0.24	A	0.23	0.15	0.15	A	0.15
Net gains (losses) on investments (both realized and unrealized)	0.65		0.80		2.55	0.15	(1.54)		3.97

Total income (loss) from investment operations	0.76		1.04		2.78	0.30	(1.39)		4.12

Less distributions:
Dividends from net investment income	(0.09)		(0.22)		(0.23)	(0.20)	(0.16)		(0.23)
Distributions from net realized gains	(1.00)		(1.11)		(0.06)	(1.16)	(1.18)		(1.65)

Total distributions	(1.09)		(1.33)		(0.29)	(1.36)	(1.34)		(1.88)

Net asset value, end of period	$13.67		$14.00		$14.29	$11.80	$12.86		$15.59

Total returnB	5.69	%C	8.02%		23.74%	2.35%	(9.62)%		33.17%

Ratios and supplemental data:
Net assets, end of period	$435,825		$456,682		$1,160,350	$960,288	$1,124,266		$2,120,450
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35	%D	1.35%		1.35%	1.24%	1.19%		1.16%
Expenses, net of reimbursements and/or recoupments	1.35	%D	1.35%		1.35%	1.24%	1.19%		1.16%
Net investment income, before expense reimbursements and/or recoupments	1.58	%D	1.80%		1.73%	1.66%	1.05%		0.91%
Net investment income, net of reimbursements and/or recoupments	1.58	%D	1.80%		1.73%	1.66%	1.05%		0.91%
Portfolio turnover rate	16	%C	31%		38%	48%	30%		37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$12.34		$12.79		$10.59	$11.69	$14.31	$12.39

Income (loss) from investment operations:
Net investment income	0.10	A	0.23	A	0.36	0.23	0.25	0.11
Net gains (losses) on investments (both realized and unrealized)	0.58		0.71		2.16	0.05	(1.50)	3.71

Total income (loss) from investment operations	0.68		0.94		2.52	0.28	(1.25)	3.82

Less distributions:
Dividends from net investment income	(0.11)		(0.28)		(0.26)	(0.22)	(0.19)	(0.25)
Distributions from net realized gains	(1.00)		(1.11)		(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.11)		(1.39)		(0.32)	(1.38)	(1.37)	(1.90)

Net asset value, end of period	$11.91		$12.34		$12.79	$10.59	$11.69	$14.31

Total returnB	5.78	%C	8.17%		24.03%	2.44%	(9.49)%	33.39%

Ratios and supplemental data:
Net assets, end of period	$20,539,728		$19,791,954		$20,055,093	$12,917,238	$13,482,666	$13,922,687
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%D	1.18%		1.17%	1.09%	1.04%	1.02%
Expenses, net of reimbursements and/or recoupments	1.18	%D	1.18%		1.17%	1.09%	1.04%	1.02%
Net investment income, before expense reimbursements and/or recoupments	1.75	%D	1.90%		1.91%	1.80%	1.22%	1.04%
Net investment income, net of reimbursements and/or recoupments	1.75	%D	1.90%		1.91%	1.80%	1.22%	1.04%
Portfolio turnover rate	16	%C	31%		38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$12.62		$13.04	$10.78	$11.87	$14.49	$12.53

Income (loss) from investment operations:
Net investment incomeA	0.06		0.14	0.14	0.12	0.06	0.04
Net gains (losses) on investments (both realized and unrealized)	0.58		0.73	2.33	0.08	(1.41)	3.72

Total income (loss) from investment operations	0.64		0.87	2.47	0.20	(1.35)	3.76

Less distributions:
Dividends from net investment income	(0.06)		(0.18)	(0.15)	(0.13)	(0.09)	(0.15)
Distributions from net realized gains	(1.00)		(1.11)	(0.06)	(1.16)	(1.18)	(1.65)

Total distributions	(1.06)		(1.29)	(0.21)	(1.29)	(1.27)	(1.80)

Net asset value, end of period	$12.20		$12.62	$13.04	$10.78	$11.87	$14.49

Total returnB	5.31	%C	7.36%	23.03%	1.68%	(10.11)%	32.32%

Ratios and supplemental data:
Net assets, end of period	$3,580,046		$3,904,235	$5,408,913	$11,669,906	$16,173,837	$23,737,711
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments .	1.94	%D	1.94%	1.94%	1.83%	1.78%	1.75%
Expenses, net of reimbursements and/or recoupments	1.94	%D	1.94%	1.94%	1.83%	1.78%	1.75%
Net investment income, before expense reimbursements and/or recoupments	0.99	%D	1.16%	1.17%	1.04%	0.47%	0.32%
Net investment income, net of reimbursements and/or recoupments	0.99	%D	1.16%	1.17%	1.04%	0.47%	0.32%
Portfolio turnover rate	16	%C	31%	38%	48%	30%	37%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

49

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Balanced Fund are service marks of American Beacon Advisors, Inc.

SAR 04/26

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

April 30, 2026

Garcia Hamilton Quality Bond Fund

Garcia 0426

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	April 30, 2026

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 2.9%

Financial - 1.1%

Banks - 1.1%
Morgan Stanley, 4.708%, Due 3/12/2032, (1 day USD SOFR + 1.195%)A	$4,050,000	$4,018,751

Utilities - 1.8%

Electric - 1.8%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,170,000	6,213,283

Total Corporate Obligations (Cost $10,215,299)		10,232,034

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 49.5%
Federal Home Loan Mortgage Corp.,
2.500%, Due 9/1/2042	10,060,986	9,011,636
1.500%, Due 1/1/2051	8,401,135	6,457,634
2.500%, Due 3/1/2052	11,018,384	9,284,405
2.500%, Due 4/1/2052	20,284,026	17,098,202
1.500%, Due 6/1/2052	7,487,351	5,756,627
3.000%, Due 6/1/2052	14,740,132	12,935,437
2.000%, Due 10/1/2052	21,781,256	17,495,822
4.000%, Due 11/1/2052	12,327,348	11,605,684

		89,645,447

Federal National Mortgage Association,
2.500%, Due 11/1/2050	5,518,208	4,633,015
2.500%, Due 5/1/2051	9,241,520	7,747,574
1.500%, Due 6/1/2051	13,559,064	10,403,443
2.000%, Due 10/1/2051	13,935,366	11,158,048
2.500%, Due 2/1/2052	7,972,111	6,716,991
3.000%, Due 5/1/2052	20,858,568	18,290,131
1.500%, Due 6/1/2052	14,861,978	11,426,709
3.500%, Due 10/1/2052	10,605,239	9,659,610
4.000%, Due 10/1/2052	6,421,061	6,036,822

		86,072,343

Total U.S. Agency Mortgage-Backed Obligations (Cost $176,644,299)		175,717,790

U.S. TREASURY OBLIGATIONS - 45.8%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	39,700,000	35,123,644
3.250%, Due 5/15/2042	10,450,000	8,554,713
2.500%, Due 2/15/2045	25,385,000	17,630,676
2.500%, Due 5/15/2046	12,980,000	8,829,949

		70,138,982

U.S. Treasury Notes,
3.500%, Due 2/15/2033	25,435,000	24,389,781
4.000%, Due 2/15/2034	41,245,000	40,513,546
3.875%, Due 8/15/2034	28,525,000	27,680,392

		92,583,719

Total U.S. Treasury Obligations (Cost $168,387,754)		162,722,701

TOTAL INVESTMENTS - 98.2% (Cost $355,247,352)		348,672,525
OTHER ASSETS, NET OF LIABILITIES - 1.8%		6,244,268

TOTAL NET ASSETS - 100.0%		$354,916,793

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2026.

See accompanying notes

1

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$10,232,034	$–	$10,232,034
U.S. Agency Mortgage-Backed Obligations	–	175,717,790	–	175,717,790
U.S. Treasury Obligations	–	162,722,701	–	162,722,701

Total Investments in Securities - Assets	$–	$348,672,525	$–	$348,672,525

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

2

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$348,672,525
Cash	2,114,839
Interest receivable	2,033,662
Receivable for fund shares sold	2,344,181
Receivable for expense reimbursement (Note 2)	68,049
Prepaid expenses	52,232

Total assets	355,285,488

Liabilities:
Payable for fund shares redeemed	87,442
Dividends payable . . . . . . . . . . . . . . . . .	2,034
Management and sub-advisory fees payable (Note 2)	157,757
Service fees payable (Note 2)	1,339
Transfer agent fees payable (Note 2)	27,006
Custody and fund accounting fees payable	40,943
Professional fees payable	40,774
Trustee fees payable (Note 2)	2,394
Payable for prospectus and shareholder reports	3,802
Other liabilities	5,204

Total liabilities	368,695

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$354,916,793

Analysis of net assets:
Paid-in-capital	$415,081,825
Total distributable earnings (deficits)	(60,165,032)

Net assets	$354,916,793

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	6,156,837

Y Class	34,479,858

Investor Class	501,671

R6 Class	154,905

Net assets:
R5 Class	$53,020,213

Y Class	$296,222,048

Investor Class	$4,324,399

R6 Class	$1,350,133

Net asset value, offering and redemption price per share:
R5 Class	$8.61

Y Class	$8.59

Investor Class	$8.62

R6 Class	$8.72

† Cost of investments in unaffiliated securities	$355,247,352

See accompanying notes

3

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2026 (Unaudited)

Investment income:
Interest income	$7,579,687

Total investment income	7,579,687

Expenses:
Management and sub-advisory fees (Note 2)	930,395
Transfer agent fees (Note 2):
R5 Class	3,284
Y Class	143,249
Investor Class	718
R6 Class	1,398
Custody and fund accounting fees	49,451
Professional fees	38,955
Registration fees and expenses	30,383
Service fees (Note 2):
Investor Class	7,626
Distribution fees (Note 2):
Prospectus and shareholder report expenses	7,088
Trustee fees (Note 2)	16,130
Line of credit interest expense (Note 8)	1,412
Other expenses	18,858

Total expenses	1,248,947

Net fees waived and expenses (reimbursed) (Note 2)	(394,559)

Net expenses	854,388

Net investment income	6,725,299

Realized and unrealized (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securities	(1,583,519)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securities	(6,002,035)

Net (loss) from investments	(7,585,554)

Net decrease in net assets resulting from operations	$(860,255)

See accompanying notes

4

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$6,725,299	$10,960,357
Net realized (loss) from investments in unaffiliated securities	(1,583,519)	(1,756,667)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(6,002,035)	10,039,118

Net increase (decrease) in net assets resulting from operations	(860,255)	19,242,808

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,137,577)	(726,732)
Y Class	(5,836,749)	(3,096,100)
Investor Class	(78,010)	(134,301)
R6 Class	(25,949)	(6,783,063)

Net distributions to shareholders	(7,078,285)	(10,740,196)

Capital share transactions (Note 9):
Proceeds from sales of shares	36,442,684	352,802,409
Reinvestment of dividends and distributions	7,062,532	10,310,318
Cost of shares redeemed	(13,357,027)	(303,758,437)

Net increase in net assets from capital share transactions	30,148,189	59,354,290

Net increase in net assets	22,209,649	67,856,902

Net assets:
Beginning of period	332,707,144	264,850,242

End of period	$354,916,793	$332,707,144

See accompanying notes

5

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2026, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets

6

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

7

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$592,069
Sub-Advisory Fees	0.20%	338,326

Total	0.55%	$930,395

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$142,059

8

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

As of April 30, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$24,502

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2026, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Fund, through February 28, 2027, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended April 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2025 - 2/28/2026	3/1/2026 - 4/30/2026	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$55,179	$-	2028-2029
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	331,965	-	2028-2029
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	4,580	-	2028-2029
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	2,835	-	2028-2029

Of the above amounts, $68,049 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at April 30, 2026.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Fund did not record a liability for potential contingent reimbursement due

9

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$368,932	$385,017	2025-2026
Garcia Hamilton Quality Bond	-	678,467	-	2026-2027
Garcia Hamilton Quality Bond	-	727,665	-	2027-2028

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of April 30, 2026, based on management’s evaluation of the shareholder account base, one account has been identified as representing an affiliated significant ownership of approximately 10% of the Fund’s outstanding shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral.

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

11

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and

12

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S.

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Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions,

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there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect performance. The Fund may underperform funds that do not incorporate these considerations.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers

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in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s

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Notes to Financial Statements

April 30, 2026 (Unaudited)

obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s

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Notes to Financial Statements

April 30, 2026 (Unaudited)

effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as

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Notes to Financial Statements

April 30, 2026 (Unaudited)

well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, The Fund’s exposure to a particular sector may become higher or lower.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), Federal Home Loan Bank (“FHLB”), and the Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

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Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$355,252,055	$1,032,364	$(7,611,894)	$(6,579,530)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund had $27,053,900 short-term and $25,454,856 long-term capital loss carryforwards.

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Notes to Financial Statements

April 30, 2026 (Unaudited)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$5,430,000	$109,801,358	$6,701,367	$76,135,408

8. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2026, the Fund did not utilize these facilities.

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9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,247,310	$10,991,744	5,876,196	$50,507,239
Reinvestment of dividends	128,443	1,122,603	78,232	677,610
Shares redeemed	(743,025)	(6,462,943)	(1,523,753)	(13,202,177)

Net increase in shares outstanding	632,728	$5,651,404	4,430,675	$37,982,672

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	2,840,690	$24,693,273	31,817,047	$270,886,304
Reinvestment of dividends	669,351	5,835,970	356,597	3,096,100
Shares redeemed	(744,972)	(6,502,850)	(2,870,384)	(24,638,212)

Net increase in shares outstanding	2,765,069	$24,026,393	29,303,260	$249,344,192

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	37,433	$331,266	92,266	$788,009
Reinvestment of dividends	8,918	78,010	15,612	134,294
Shares redeemed	(5,856)	(51,622)	(3,266)	(28,294)

Net increase in shares outstanding	40,495	$357,654	104,612	$894,009

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	48,102	$426,401	3,617,441	$30,620,857
Reinvestment of dividends	2,934	25,949	750,730	6,402,314
Shares redeemed	(38,347)	(339,612)	(31,279,069)	(265,889,754)

Net increase (decrease) in shares outstanding	12,689	$112,738	(26,910,898)	$(228,866,583)

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024		2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$8.81		$8.59		$8.01		$8.37		$9.85	$10.27

Income (loss) from investment operations:
Net investment income (loss)	0.17	A	0.34	A	0.32	A	0.30	A	0.06	(0.01	)A
Net gains (losses) on investments (both realized and unrealized)	(0.19)		0.21		0.59		(0.37)		(1.33)	(0.08)

Total income (loss) from investment operations	(0.02)		0.55		0.91		(0.07)		(1.27)	(0.09)

Less distributions:
Dividends from net investment income	(0.18)		(0.33)		(0.33)		(0.29)		(0.21)	(0.14)
Distributions from net realized gains	-		-		-		-		-	(0.19)

Total distributions	(0.18)		(0.33)		(0.33)		(0.29)		(0.21)	(0.33)

Net asset value, end of period	$8.61		$8.81		$8.59		$8.01		$8.37	$9.85

Total returnB	(0.22	)%C	6.60%		11.40%		(1.08)%		(13.04)%	(0.84)%

Ratios and supplemental data:
Net assets, end of period	$53,020,213		$48,661,261		$9,390,194		$15,104,966		$134,519,084	$192,774,622
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.66	%D	0.70%		0.68%		0.69%		0.66%	0.67%
Expenses, net of reimbursements and/or recoupments	0.45	%D	0.46	%E	0.45%		0.45%		0.45%	0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	3.82	%D	3.63%		3.49%		3.20%		1.06%	(0.32)%
Net investment income (loss), net of reimbursements and/ or recoupments	4.03	%D	3.87%		3.72%		3.44%		1.27%	(0.10)%
Portfolio turnover rate	24	%C	33%		34%		72%		158%	71%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-operating expenses. The expenses, net of reimbursements and/or recoupments ratio excluding non-operating expenses is 0.45%, for the period ended October 31, 2025.

See accompanying notes

23

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$8.79		$8.56		$7.99	$8.36	$9.86	$10.27

Income (loss) from investment operations:
Net investment income	0.17	A	0.33	A	0.15	0.37	0.22	(0.00	)A B
Net gains (losses) on investments (both realized and unrealized)	(0.19)		0.23		0.74	(0.46)	(1.51)	(0.08)

Total income (loss) from investment operations	(0.02)		0.56		0.89	(0.09)	(1.29)	(0.08)

Less distributions:
Dividends from net investment income	(0.18)		(0.33)		(0.32)	(0.28)	(0.21)	(0.14)
Distributions from net realized gains	-		-		-	-	-	(0.19)

Total distributions	(0.18)		(0.33)		(0.32)	(0.28)	(0.21)	(0.33)

Net asset value, end of period	$8.59		$8.79		$8.56	$7.99	$8.36	$9.86

Total returnC	(0.25	)%D	6.67%		11.22%	(1.27)%	(13.24)%	(0.81)%

Ratios and supplemental data:
Net assets, end of period	$296,222,048		$278,711,638		$20,651,157	$48,666,569	$29,473,503	$21,340,613
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75	%E	0.79%		0.77%	0.75%	0.73%	0.74%
Expenses, net of reimbursements and/or recoupments	0.51	%E	0.52	%F	0.51%	0.51%	0.51%	0.52	%G
Net investment income (loss), before expense reimbursements and/or recoupments	3.73	%E	3.53%		3.38%	3.23%	1.10%	(0.38)%
Net investment income (loss), net of reimbursements and/ or recoupments	3.97	%E	3.80%		3.64%	3.47%	1.32%	(0.16)%
Portfolio turnover rate	24	%D	33%		34%	72%	158%	71%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.51%, for the period ended October 31, 2025.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021.

See accompanying notes

24

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$8.82		$8.59		$7.99	$8.36	$9.85	$10.26

Income (loss) from investment operations:
Net investment income (loss)	0.16	A	0.30	A	0.81	0.21	0.09	(0.04	)A
Net gains (losses) on investments (both realized and unrealized)	(0.19)		0.23		0.09	(0.33)	(1.40)	(0.07)

Total income (loss) from investment operations	(0.03)		0.53		0.90	(0.12)	(1.31)	(0.11)

Less distributions:
Dividends from net investment income	(0.17)		(0.30)		(0.30)	(0.25)	(0.18)	(0.11)
Distributions from net realized gains	-		-		-	-	-	(0.19)

Total distributions	(0.17)		(0.30)		(0.30)	(0.25)	(0.18)	(0.30)

Net asset value, end of period	$8.62		$8.82		$8.59	$7.99	$8.36	$9.85

Total returnB	(0.40	)%C	6.32%		11.29%	(1.59)%	(13.47)%	(1.11)%

Ratios and supplemental data:
Net assets, end of period	$4,324,399		$4,066,348		$3,064,413	$740,628	$853,503	$991,788
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%D	1.08%		1.10%	1.17%	1.13%	1.29%
Expenses, net of reimbursements and/or recoupments	0.83	%D	0.83%		0.83%	0.83%	0.83%	0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	3.42	%D	3.28%		3.08%	2.78%	0.63%	(0.91)%
Net investment income (loss), net of reimbursements and/ or recoupments	3.65	%D	3.53%		3.36%	3.12%	0.93%	(0.45)%
Portfolio turnover rate	24	%C	33%		34%	72%	158%	71%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

25

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$8.92		$8.57		$7.99	$8.36	$9.85	$10.26

Income (loss) from investment operations:
Net investment income (loss)	0.18	A	0.34	A	0.34	0.32	0.17	(0.01	)A
Net gains (losses) on investments (both realized and unrealized)	(0.19)		0.35		0.57	(0.40)	(1.44)	(0.06)

Total income (loss) from investment operations	(0.01)		0.69		0.91	(0.08)	(1.27)	(0.07)

Less distributions:
Dividends from net investment income	(0.19)		(0.34)		(0.33)	(0.29)	(0.22)	(0.15)
Distributions from net realized gains	-		-		-	-	-	(0.19)

Total distributions	(0.19)		(0.34)		(0.33)	(0.29)	(0.22)	(0.34)

Net asset value, end of period	$8.72		$8.92		$8.57	$7.99	$8.36	$9.85

Total returnB	(0.17	)%C	8.22%		11.46%	(1.17)%	(13.11)%	(0.70)%

Ratios and supplemental data:
Net assets, end of period	$1,350,133		$1,267,897		$231,744,478	$200,499,044	$191,990,607	$166,304,291
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87	%D	0.67%		0.67%	0.65%	0.63%	0.64%
Expenses, net of reimbursements and/or recoupments	0.41	%D	0.41%		0.41%	0.41%	0.41%	0.41%
Net investment income (loss), before expense reimbursements and/or recoupments	3.61	%D	3.72%		3.50%	3.31%	1.14%	(0.28)%
Net investment income (loss), net of reimbursements and/ or recoupments	4.07	%D	3.98%		3.76%	3.55%	1.36%	(0.05)%
Portfolio turnover rate	24	%C	33%		34%	72%	158%	71%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

26

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/26

Semi-Annual Financial Statements April 30, 2026 IMC International Small Cap Fund International Equity Fund IMC_IE 0426

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	April 30, 2026

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Australia - 3.0%

Foreign Common Stocks - 3.0%
4DMedical Ltd.A B	186,743	$551,387
Elevra Lithium Ltd.A B	145,755	1,440,595
Monadelphous Group Ltd.B	7,679	154,956
New Hope Corp. Ltd.B C	265,500	1,051,400
Predictive Discovery Ltd.A B	1,658,396	1,105,135
Southern Cross Electrical Engineering Ltd.B	411,278	1,125,769
Yancoal Australia Ltd.B	185,265	1,027,521

Total Foreign Common Stocks		6,456,763

Total Australia (Cost $6,158,824)		6,456,763

Austria - 1.4%

Foreign Common Stocks - 1.4%
AT&S Austria Technologie & Systemtechnik AGA B	15,231	1,696,300
Vienna Insurance Group AG Wiener Versicherung GruppeB	16,983	1,282,640

Total Foreign Common Stocks		2,978,940

Total Austria (Cost $2,050,872)		2,978,940

Belgium - 0.8% (Cost $1,076,692)

Foreign Common Stocks - 0.8%
Cenergy Holdings SAB	64,628	1,835,414

Bermuda - 0.5% (Cost $1,008,684)

Foreign Common Stocks - 0.5%
Himalaya Shipping Ltd.A B	75,641	1,044,182

Brazil - 0.6% (Cost $1,241,440)

Foreign Common Stocks - 0.6%
Yara International ASAB	21,520	1,252,100

Cameroon - 0.5% (Cost $1,095,328)

Foreign Common Stocks - 0.5%
Golar LNG Ltd.	20,857	1,146,926

Canada - 11.2%

Foreign Common Stocks - 11.2%
5N Plus, Inc.A	85,091	2,052,808
Aritzia, Inc.A	10,723	1,131,782
Enerflex Ltd.C	86,145	2,311,617
Exchange Income Corp.C	13,356	983,743
Extendicare, Inc.C	72,788	1,606,496
Finning International, Inc.C	16,552	1,212,201
Fortuna Mining Corp.A	63,607	613,808
Hammond Power Solutions, Inc.C	6,349	1,351,596
Headwater Exploration, Inc.C	91,687	905,834
Hudbay Minerals, Inc.C	38,360	887,305
IGM Financial, Inc.C	18,122	1,010,328
Kinross Gold Corp.	26,070	789,767
Kraken Robotics, Inc.A C	146,052	839,744
Lithium Argentina AGA	139,594	1,420,245
Major Drilling Group International, Inc.A	81,996	945,910
Neo Performance Materials, Inc.	52,604	979,778
NexGen Energy Ltd.A C	91,178	1,145,137
Savaria Corp.C	56,281	1,238,029
Sprott, Inc.	5,847	763,659

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Canada - 11.2% (continued)

Foreign Common Stocks - 11.2% (continued)
Tamarack Valley Energy Ltd.	224,461	$2,105,226

Total Foreign Common Stocks		24,295,013

Total Canada (Cost $18,006,872)		24,295,013

China - 2.0%

Foreign Common Stocks - 2.0%
ASMPT Ltd.B	81,346	1,714,933
Chongqing Machinery & Electric Co. Ltd., Class HB	1,860,244	710,675
Kingboard Holdings Ltd.B	196,548	1,120,959
Precision Tsugami China Corp. Ltd.B D	131,853	811,812

Total Foreign Common Stocks		4,358,379

Total China (Cost $3,541,230)		4,358,379

Denmark - 1.0%

Foreign Common Stocks - 1.0%
Jyske Bank ASB	5,581	776,145
NKT ASA B	9,105	1,341,038
Per Aarsleff Holding ASB	1,674	194,691

Total Foreign Common Stocks		2,311,874

Total Denmark (Cost $1,951,304)		2,311,874

Finland - 0.5% (Cost $1,205,279)

Foreign Common Stocks - 0.5%
Kalmar OYJ, Class BB	20,640	1,113,933

France - 2.1%

Foreign Common Stocks - 2.1%
2CRSI SACAA B	29,141	1,251,107
Etablissements Maurel et Prom SAB	87,069	1,019,060
Exail Technologies SAA B	7,395	1,078,872
Nexans SA	7,031	1,302,258

Total Foreign Common Stocks		4,651,297

Total France (Cost $4,367,469)		4,651,297

Germany - 1.9%

Foreign Common Stocks - 1.9%
AIXTRON SEB	20,391	1,126,738
Elmos Semiconductor SEB	5,587	1,205,496
Nordex SEA B	32,082	1,825,513

Total Foreign Common Stocks		4,157,747

Total Germany (Cost $3,203,433)		4,157,747

Greece - 1.1%

Foreign Common Stocks - 1.1%
Motor Oil Hellas Corinth Refineries SAB	26,390	1,177,098
Okeanis Eco Tankers Corp.E	23,027	1,272,012

Total Foreign Common Stocks		2,449,110

Total Greece (Cost $2,256,592)		2,449,110

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

India - 3.6%

Foreign Common Stocks - 3.6%
Data Patterns India Ltd.B	33,039	$1,426,527
Federal Bank Ltd.B	368,446	1,123,597
KRN Heat Exchanger & Refrigeration Ltd.A B	102,807	1,419,559
MTAR Technologies Ltd.A B D	30,728	2,178,976
Quality Power Electrical Equipments Ltd.B	108,922	1,609,351

Total Foreign Common Stocks		7,758,010

Total India (Cost $6,458,817)		7,758,010

Indonesia - 0.6% (Cost $1,062,793)

Foreign Common Stocks - 0.6%
First Resources Ltd.B	473,766	1,296,194

Israel - 4.3%

Foreign Common Stocks - 4.3%
Camtek Ltd.A C	7,799	1,496,784
Clal Insurance Enterprises Holdings Ltd.B	16,514	1,441,559
Elbit Systems Ltd.B	1,147	954,610
Enlight Renewable Energy Ltd.A B	16,718	1,493,024
Next Vision Stabilized Systems Ltd.B	9,351	1,072,357
Plus500 Ltd.B	21,608	1,322,336
Tower Semiconductor Ltd.A	7,284	1,610,128

Total Foreign Common Stocks		9,390,798

Total Israel (Cost $4,657,493)		9,390,798

Italy - 3.1%

Foreign Common Stocks - 3.1%
BPER Banca SpAB	58,420	861,900
Maire SpAB	56,051	1,044,303
OVS SpAB E	163,805	974,417
SOL SpAB	16,300	1,102,878
Technogym SpAB E	58,153	1,370,402
Technoprobe SpAA B	68,822	1,493,864

Total Foreign Common Stocks		6,847,764

Total Italy (Cost $5,280,467)		6,847,764

Ivory Coast - 0.4% (Cost $619,170)

Foreign Common Stocks - 0.4%
Endeavour Mining PLCB	16,557	997,065

Japan - 16.7%

Foreign Common Stocks - 16.7%
77 Bank Ltd.B	44,746	871,260
Chiba Bank Ltd.B	60,160	842,619
CKD Corp.B	34,830	1,374,550
Ebara Corp.B	40,248	1,411,195
Ferrotec Corp.B C	23,524	1,139,792
Furukawa Electric Co. Ltd.B	5,171	1,415,951
GS Yuasa Corp.B	30,237	1,229,994
Ibiden Co. Ltd.B C	28,211	2,460,194
Kandenko Co. Ltd.B	41,394	1,821,313
Kinden Corp.B	20,747	1,119,123
Kioxia Holdings Corp.A B	8,715	2,167,970
Kraftia Corp.B	18,242	1,134,548

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Japan - 16.7% (continued)

Foreign Common Stocks - 16.7% (continued)
Maruwa Co. Ltd.B	2,582	$1,225,850
Meidensha Corp.B	20,675	1,132,454
Mitsui Kinzoku Co. Ltd.B	6,646	1,821,439
Mizuno Corp.B	44,514	946,748
NGK Corp.B	47,758	1,526,999
Organo Corp.B C	11,961	1,219,238
Resonac Holdings Corp.B	16,566	1,524,059
Rorze Corp.B	51,682	1,225,971
Sanki Engineering Co. Ltd.B C	75,432	1,168,695
Shimizu Corp.B	47,468	929,119
SKY Perfect JSAT Corp.B	78,789	1,749,216
Tokyo Ohka Kogyo Co. Ltd.B	27,469	1,612,502
Tokyo Seimitsu Co. Ltd.B	10,887	1,205,463
Toyoda Gosei Co. Ltd.B	28,846	858,069
UACJ Corp.B	70,188	1,238,282

Total Foreign Common Stocks		36,372,613

Total Japan (Cost $23,953,795)		36,372,613

Netherlands - 1.7%

Foreign Common Stocks - 1.7%
AMG Critical Materials NVB	23,650	998,110
SBM Offshore NVB	30,036	1,284,940
Van Lanschot Kempen NVB	17,835	1,367,088

Total Foreign Common Stocks		3,650,138

Total Netherlands (Cost $3,475,277)		3,650,138

Norway - 1.5%

Foreign Common Stocks - 1.5%
DNO ASAB	405,567	873,907
Frontline PLC	31,533	1,150,639
Var Energi ASAB	236,491	1,208,995

Total Foreign Common Stocks		3,233,541

Total Norway (Cost $2,974,564)		3,233,541

Poland - 1.0%

Foreign Common Stocks - 1.0%
LPP SAB	155	936,739
XTB SAB E	41,510	1,169,273

Total Foreign Common Stocks		2,106,012

Total Poland (Cost $2,151,542)		2,106,012

Portugal - 0.6% (Cost $909,815)

Foreign Common Stocks - 0.6%
Sonae SGPS SAB	574,283	1,314,117

Republic of Korea - 9.3%

Foreign Common Stocks - 9.3%
BHI Co. Ltd.A B	22,513	1,487,123
Dongjin Semichem Co. Ltd.B	30,663	1,186,614
Doosan Co. Ltd.B	1,302	1,412,497
Eugene Technology Co. Ltd.B	12,023	1,076,839
HD Hyundai Electric Co. Ltd.B	1,989	1,689,515

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Republic of Korea - 9.3% (continued)

Foreign Common Stocks - 9.3% (continued)
HD-Hyundai Marine EngineA B	16,174	$1,164,865
Hyundai Glovis Co. Ltd.B	7,938	1,229,988
IsuPetasys Co. Ltd.B	11,475	1,172,247
KIWOOM Securities Co. Ltd.B	4,590	1,240,629
Korea Investment Holdings Co. Ltd.B	6,449	1,065,533
LEENO Industrial, Inc.B	22,757	1,860,925
S&S Tech Corp.B	13,813	956,315
Samsung Electro-Mechanics Co. Ltd.B	4,001	2,271,113
Sung Kwang Bend Co. Ltd.B	38,980	1,223,467
WONIK IPS Co. Ltd.B	14,611	1,171,645

Total Foreign Common Stocks		20,209,315

Total Republic of Korea (Cost $12,981,864)		20,209,315

Singapore - 1.6%

Foreign Common Stocks - 1.6%
Haw Par Corp. Ltd.B	73,147	990,641
Hong Leong Asia Ltd.B	417,881	958,538
Singapore Technologies Engineering Ltd.B	171,594	1,455,340

Total Foreign Common Stocks		3,404,519

Total Singapore (Cost $2,802,283)		3,404,519

Spain - 3.1%

Foreign Common Stocks - 3.1%
Construcciones y Auxiliar de Ferrocarriles SAB	13,479	1,018,403
Grenergy Renovables SAA B	11,490	1,631,927
Melia Hotels International SAB	94,614	1,235,536
Sacyr SAB	219,773	1,209,524
Tecnicas Reunidas SAA B	19,946	838,942
Unicaja Banco SAB E	227,214	738,437

Total Foreign Common Stocks		6,672,769

Total Spain (Cost $5,848,268)		6,672,769

Sweden - 1.6%

Foreign Common Stocks - 1.6%
Attendo ABB E	108,375	1,249,733
Mycronic ABB	38,166	1,200,922
Nordnet AB publB C	29,696	979,818

Total Foreign Common Stocks		3,430,473

Total Sweden (Cost $3,549,774)		3,430,473

Switzerland - 1.7%

Foreign Common Stocks - 1.7%
Accelleron Industries AGB	11,866	1,272,480
Burkhalter Holding AGB	4,983	1,182,788
Huber & Suhner AGB	4,469	1,298,236

Total Foreign Common Stocks		3,753,504

Total Switzerland (Cost $3,103,493)		3,753,504

Taiwan - 12.2%

Foreign Common Stocks - 12.2%
Ardentec Corp.B	244,943	1,539,351
Asia Vital Components Co. Ltd.B	21,354	1,956,078

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Taiwan - 12.2% (continued)

Foreign Common Stocks - 12.2% (continued)
ASPEED Technology, Inc.B	3,740	$1,962,769
Browave Corp.B	49,404	1,870,216
Chunghwa Precision Test Tech Co. Ltd.B	10,500	1,164,709
Compeq Manufacturing Co. Ltd.B	170,074	1,355,831
Fositek Corp.B	20,428	1,345,828
Fulltech Fiber Glass Corp.A B	453,265	1,604,137
Gold Circuit Electronics Ltd.B	40,195	1,805,574
Jentech Precision Industrial Co. Ltd.B	10,104	1,753,377
King Yuan Electronics Co. Ltd.B	151,881	1,510,622
L&K Engineering Co. Ltd.B	45,697	996,580
Mega Union Technology, Inc.B	43,931	1,284,780
MPI Corp.B	10,880	1,697,714
Sigurd Microelectronics Corp.B	284,753	1,623,093
Sincere Navigation Corp.B	54,517	59,625
Taiwan Union Technology Corp.B	54,828	1,789,069
Test Research, Inc.B	103,980	1,144,817

Total Foreign Common Stocks		26,464,170

Total Taiwan (Cost $13,456,471)		26,464,170

Thailand - 0.6% (Cost $1,291,402)

Foreign Common Stocks - 0.6%
Valeura Energy, Inc.A	126,738	1,252,125

United Kingdom - 3.3%

Foreign Common Stocks - 3.3%
Computacenter PLCB	26,288	1,341,926
Diploma PLCB	16,750	1,585,506
Drax Group PLCB	91,189	1,095,997
IG Group Holdings PLCB	69,267	1,416,532
Subsea 7 SAB	48,166	1,733,143

Total Foreign Common Stocks		7,173,104

Total United Kingdom (Cost $6,474,301)		7,173,104

United States - 1.3%

Common Stocks - 1.3%
Impro Precision Industries Ltd.B E	927,764	1,243,777
Kolon TissueGene, Inc., KDRA B	21,996	1,523,861

Total Common Stocks		2,767,638

Total United States (Cost $2,142,630)		2,767,638

SHORT-TERM INVESTMENTS - 4.1% (Cost $9,012,866)

Investment Companies - 4.1%
American Beacon U.S. Government Money Market Select Fund, 3.56%F G	9,012,866	9,012,866

SECURITIES LENDING COLLATERAL - 0.7% (Cost $1,606,231)

Investment Companies - 0.7%
American Beacon U.S. Government Money Market Select Fund, 3.56%F G	1,606,231	1,606,231

TOTAL INVESTMENTS - 99.6% (Cost $160,977,335)		216,764,644
OTHER ASSETS, NET OF LIABILITIES - 0.4%		797,530

TOTAL NET ASSETS - 100.0%		$217,562,174

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

A Non-income producing security.

B Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $172,619,662 or 79.3% of net assets.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2026 (Note 9).

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $8,018,051 or 3.7% of net assets. The Fund has no right to demand registration of these securities.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

PLC - Public Limited Company.

KDR - Korean Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

IMC International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$–	$6,456,763	$–	$6,456,763
Austria	–	2,978,940	–	2,978,940
Belgium	–	1,835,414	–	1,835,414
Bermuda	–	1,044,182	–	1,044,182
Brazil	–	1,252,100	–	1,252,100
Cameroon	1,146,926	–	–	1,146,926
Canada	24,295,013	–	–	24,295,013
China	–	4,358,379	–	4,358,379
Denmark	–	2,311,874	–	2,311,874
Finland	–	1,113,933	–	1,113,933
France	1,302,258	3,349,039	–	4,651,297
Germany	–	4,157,747	–	4,157,747
Greece	1,272,012	1,177,098	–	2,449,110
India	–	7,758,010	–	7,758,010
Indonesia	–	1,296,194	–	1,296,194
Israel	3,106,912	6,283,886	–	9,390,798
Italy	–	6,847,764	–	6,847,764
Ivory Coast	–	997,065	–	997,065
Japan	–	36,372,613	–	36,372,613
Netherlands	–	3,650,138	–	3,650,138
Norway	1,150,639	2,082,902	–	3,233,541
Poland	–	2,106,012	–	2,106,012
Portugal	–	1,314,117	–	1,314,117
Republic of Korea	–	20,209,315	–	20,209,315
Singapore	–	3,404,519	–	3,404,519
Spain	–	6,672,769	–	6,672,769
Sweden	–	3,430,473	–	3,430,473
Switzerland	–	3,753,504	–	3,753,504
Taiwan	–	26,464,170	–	26,464,170
Thailand	1,252,125	–	–	1,252,125
United Kingdom	–	7,173,104	–	7,173,104
Common Stocks
United States	–	2,767,638	–	2,767,638
Short-Term Investments	9,012,866	–	–	9,012,866
Securities Lending Collateral	1,606,231	–	–	1,606,231

Total Investments in Securities - Assets	$44,144,982	$172,619,662	$–	$216,764,644

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Australia - 0.9%

Foreign Common Stocks - 0.9%
Orica Ltd.A	126,441	$1,930,079
Rio Tinto PLCA	32,321	3,229,117

Total Foreign Common Stocks		5,159,196

Total Australia (Cost $3,958,125)		5,159,196

Austria - 0.7% (Cost $5,413,489)

Foreign Common Stocks - 0.7%
Mondi PLCA	377,355	3,919,858

Belgium - 1.8%

Foreign Common Stocks - 1.8%
Anheuser-Busch InBev SAA	91,770	6,936,887
KBC Group NVA	13,792	1,840,564
Syensqo SAA B	27,722	1,832,961

Total Foreign Common Stocks		10,610,412

Total Belgium (Cost $9,082,850)		10,610,412

Canada - 1.1%

Foreign Common Stocks - 1.1%
Canadian Pacific Kansas City Ltd.	26,291	2,286,611
Linamar Corp.	17,146	1,147,274
Suncor Energy, Inc.	42,657	2,923,042

Total Foreign Common Stocks		6,356,927

Total Canada (Cost $4,875,013)		6,356,927

China - 2.7%

Foreign Common Stocks - 2.7%
AIA Group Ltd.A	431,000	4,746,973
Prudential PLCA	521,725	7,816,569
Techtronic Industries Co. Ltd.A	217,000	3,160,243

Total Foreign Common Stocks		15,723,785

Total China (Cost $12,723,542)		15,723,785

Denmark - 0.7% (Cost $5,124,001)

Foreign Common Stocks - 0.7%
Novo Nordisk AS, Class BA	94,991	3,999,857

France - 14.6%

Foreign Common Stocks - 14.6%
Air Liquide SAA	16,275	3,503,347
Alstom SAA B C	271,834	5,507,108
Arkema SAA	55,709	4,059,477
BNP Paribas SAA	102,462	10,783,606
Bureau Veritas SAA	107,325	3,291,599
Capgemini SEA	36,080	4,366,907
Cie de Saint-Gobain SAA	121,359	11,085,787
Cie Generale des Etablissements Michelin SCAA	93,361	3,388,629
Eiffage SAA	6,638	1,071,079
Engie SAA	158,765	5,242,643
Kering SAA	30,857	8,402,439
Legrand SAA	15,463	2,769,128
LVMH Moet Hennessy Louis Vuitton SEA	4,591	2,436,202
Orange SAA	218,661	4,568,781

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

France - 14.6% (continued)

Foreign Common Stocks - 14.6% (continued)
Pernod Ricard SAA	16,289	$1,203,043
Societe Generale SAA	97,863	7,836,365
TotalEnergies SEA	35,629	3,317,564
Verallia SAA B D	107,706	2,583,900
Worldline SAA B C D	1,070,006	315,346

Total Foreign Common Stocks		85,732,950

Total France (Cost $82,640,678)		85,732,950

Germany - 9.8%

Foreign Common Stocks - 9.8%
Allianz SEA	6,378	2,915,956
Bayerische Motoren Werke AGA	17,424	1,595,945
Continental AGA C	41,872	3,158,676
Daimler Truck Holding AGA	50,625	2,554,510
Deutsche Bank AGA	99,677	3,106,106
Deutsche Boerse AGA	9,754	2,995,724
Deutsche Lufthansa AGA	197,404	1,695,281
Deutsche Post AGA	100,974	5,964,038
Deutsche Telekom AGA	249,856	8,087,793
E.ON SEA	26,099	578,112
Infineon Technologies AGA	73,156	4,916,426
Lanxess AGA	81,471	1,736,665
Mercedes-Benz Group AGA	61,555	3,587,657
Merck KGaAA	22,899	2,960,782
SAP SEA	29,221	5,003,083
Siemens AGA	13,930	4,137,410
Symrise AGA	33,251	2,939,238

Total Foreign Common Stocks		57,933,402

Total Germany (Cost $54,999,333)		57,933,402

Israel - 0.5% (Cost $1,816,695)

Foreign Common Stocks - 0.5%
Bank Hapoalim BMA	112,101	3,010,059

Italy - 3.9%

Foreign Common Stocks - 3.9%
Banca Monte dei Paschi di Siena SpAA B	336,464	3,611,177
Enel SpAA	142,431	1,661,788
Eni SpAA	207,049	5,851,312
GeneraliA	25,682	1,149,981
Interpump Group SpAA B	45,023	1,895,707
Lottomatica Group SpAA	68,839	2,028,952
UniCredit SpAA	84,288	6,513,801

Total Foreign Common Stocks		22,712,718

Total Italy (Cost $16,221,584)		22,712,718

Japan - 14.3%

Foreign Common Stocks - 14.3%
Casio Computer Co. Ltd.A	128,900	1,307,706
Dexerials Corp.A	44,900	706,030
Ebara Corp.A	77,800	2,727,861
FANUC Corp.A	74,300	3,296,151
Japan Exchange Group, Inc.A	216,600	2,593,071
Japan Post Bank Co. Ltd.A	174,700	3,028,173
KDDI Corp.A	141,500	2,330,288

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Japan - 14.3% (continued)

Foreign Common Stocks - 14.3% (continued)
Maruwa Co. Ltd.A	4,200	$1,994,023
MatsukiyoCocokara & Co.A	141,900	2,073,712
Mitsui Fudosan Co. Ltd.A	210,500	2,302,545
Mizuho Financial Group, Inc.A	42,100	1,825,077
Nitori Holdings Co. Ltd.A B	100,600	1,451,724
Otsuka Holdings Co. Ltd.A	41,100	3,010,900
Recruit Holdings Co. Ltd.A	45,400	2,119,353
Renesas Electronics Corp.A	413,100	8,575,599
Resona Holdings, Inc.A	327,300	4,086,285
Resonac Holdings Corp.A	24,400	2,244,781
Shimadzu Corp.A	111,400	2,597,206
Shin-Etsu Chemical Co. Ltd.A	62,600	2,917,058
SMC Corp.A	12,300	6,034,009
Sompo Holdings, Inc.A	157,900	5,870,430
Sony Group Corp.A	216,800	4,334,684
SUMCO Corp.A	238,700	3,814,187
Sumitomo Corp.A	117,300	4,408,962
Sumitomo Mitsui Financial Group, Inc.A	49,200	1,732,546
Suzuki Motor Corp.A	122,100	1,362,779
Tokyo Electron Ltd.A	9,800	2,907,096
Toyo Suisan Kaisha Ltd.A	33,400	2,303,664

Total Foreign Common Stocks		83,955,900

Total Japan (Cost $69,575,032)		83,955,900

Luxemburg - 0.1% (Cost $368,800)

Foreign Common Stocks - 0.1%
ArcelorMittal SAA	15,019	856,799

Netherlands - 5.3%

Foreign Common Stocks - 5.3%
ASML Holding NVA	4,473	6,457,230
Heineken NVA	112,557	8,714,839
IMCD NVA C	24,701	2,906,987
ING Groep NVA	134,266	3,894,378
Koninklijke Philips NVA	148,811	3,925,626
Randstad NVA	131,096	3,899,457
Universal Music Group NVA	76,938	1,610,996

Total Foreign Common Stocks		31,409,513

Total Netherlands (Cost $28,940,669)		31,409,513

Republic of Korea - 4.3%

Foreign Common Stocks - 4.3%
BGF retail Co. Ltd.A	44,115	3,931,569
Hana Financial Group, Inc.A	31,720	2,749,619
Kia Corp.A	22,641	2,343,390
KT&G Corp.A	4,669	561,714
Samsung Electronics Co. Ltd.A	51,138	7,758,268
Samsung Fire & Marine Insurance Co. Ltd.A	1,642	511,500
Samsung SDS Co. Ltd.A	29,276	3,303,004
Shinhan Financial Group Co. Ltd.A	43,843	2,959,012
Woori Financial Group, Inc.A	66,048	1,488,176

Total Foreign Common Stocks		25,606,252

Total Republic of Korea (Cost $18,343,022)		25,606,252

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

Singapore - 1.1% (Cost $6,159,114)

Foreign Common Stocks - 1.1%
United Overseas Bank Ltd.A	219,600	$6,269,694

South Africa - 0.5% (Cost $2,386,045)

Foreign Common Stocks - 0.5%
Anglo American PLCA	61,167	3,008,593

Spain - 3.6%

Foreign Common Stocks - 3.4%
Banco Santander SAA	877,809	10,736,220
Bankinter SAA	97,893	1,631,279
Repsol SAA	277,283	7,419,408

Total Foreign Common Stocks		19,786,907

Foreign Preferred Stocks - 0.2%
Grifols SA, 2.128%A E	155,704	1,290,566

Total Spain (Cost $15,208,713)		21,077,473

Sweden - 1.1%

Foreign Common Stocks - 1.1%
Electrolux AB, Class BA B C	248,828	1,384,820
Hexagon AB, Class BA B	299,154	3,240,872
Sandvik ABA B	51,296	2,151,760

Total Foreign Common Stocks		6,777,452

Total Sweden (Cost $6,367,165)		6,777,452

Switzerland - 1.6%

Foreign Common Stocks - 1.6%
ABB Ltd.A	38,053	3,825,273
Adecco Group AGA B	178,262	4,119,700
Cie Financiere Richemont SA, Class AA	9,007	1,718,949

Total Foreign Common Stocks		9,663,922

Total Switzerland (Cost $8,956,293)		9,663,922

United Kingdom - 20.7%

Foreign Common Stocks - 20.7%
3i Group PLCA	52,952	1,844,129
AstraZeneca PLCA	78,170	14,783,186
Barclays PLCA	2,065,773	12,064,107
Barratt Redrow PLCA	558,357	1,921,047
Berkeley Group Holdings PLCA C	29,320	1,278,931
British American Tobacco PLCA	86,364	5,071,515
Bunzl PLCA	58,359	1,922,830
Compass Group PLCA	104,985	2,969,507
Croda International PLCA	47,114	1,845,357
Diageo PLCA	189,719	3,813,796
GSK PLCA	282,301	7,418,405
Howden Joinery Group PLCA	202,936	2,159,476
IMI PLCA	79,520	3,044,273
Marks & Spencer Group PLCA	402,161	1,810,402
Melrose Industries PLCA	277,716	1,844,457
National Grid PLCA	171,835	3,073,877
NatWest Group PLCA	594,725	4,709,077
Reckitt Benckiser Group PLCA	131,669	8,376,803
RELX PLCA	242,018	8,847,379
Rolls-Royce Holdings PLCA	332,793	5,428,360

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

United Kingdom - 20.7% (continued)

Foreign Common Stocks - 20.7% (continued)
RS Group PLCA	176,211	$1,449,450
Segro PLCA	229,949	2,198,674
Smith & Nephew PLCA	135,652	2,096,285
Smiths Group PLCA	50,134	1,748,910
SSE PLCA	80,083	2,881,469
Standard Chartered PLCA	205,338	5,218,804
Taylor Wimpey PLCA B	2,765,166	2,951,201
Unilever PLCA	75,361	4,404,821
WH Smith PLCA	174,851	1,213,742
Whitbread PLCA	113,143	3,453,773

Total Foreign Common Stocks		121,844,043

Total United Kingdom (Cost $110,414,922)		121,844,043

United States - 6.9%

Common Stocks - 6.9%
Aegon Ltd.A	387,699	3,200,999
Amcor PLC, CDIA	40,471	1,563,963
Aon PLC, Class A	8,170	2,546,181
BP PLCA	180,630	1,425,766
Carnival PLCA	142,254	3,773,463
Chubb Ltd.	5,121	1,674,567
CNH Industrial NV	151,464	1,622,179
CRH PLC	15,832	1,874,825
Medtronic PLC	24,802	2,008,218
Roche Holding AGA	13,825	5,660,288
Sanofi SAA	31,891	2,979,254
Shell PLCA	267,731	12,153,694

Total Common Stocks		40,483,397

Total United States (Cost $34,841,681)		40,483,397

SHORT-TERM INVESTMENTS - 3.0% (Cost $17,572,319)

Investment Companies - 3.0%
American Beacon U.S. Government Money Market Select Fund, 3.56%F G	17,572,319	17,572,319

SECURITIES LENDING COLLATERAL - 0.7% (Cost $4,346,562)

Investment Companies - 0.7%
American Beacon U.S. Government Money Market Select Fund, 3.56%F G	4,346,562	4,346,562

TOTAL INVESTMENTS - 99.9% (Cost $520,335,647)		588,031,083
OTHER ASSETS, NET OF LIABILITIES - 0.1%		702,731

TOTAL NET ASSETS - 100.0%		$588,733,814

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $544,680,454 or 92.5% of net assets.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2026 (Note 9).

C Non-income producing security.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,899,246 or 0.5% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

CDI - CHESS (Clearing House Electronic Subregister System) Depositary Interest.

PLC - Public Limited Company.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

Long Futures Contracts Open on April 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. Mini MSCI EAFE Index Futures	149	June 2026	$21,822,993	$22,693,445	$870,452

			$21,822,993	$22,693,445	$870,452

Forward Foreign Currency Contracts Open on April 30, 2026:
Currency Purchased*	Currency Sold*	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY 306,179	USD 305,781	5/7/2026	SSB	$398	$–	$398

				$398	$–	$398

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.

Exchange Abbreviations:
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$–	$5,159,196	$–	$5,159,196
Austria	–	3,919,858	–	3,919,858
Belgium	–	10,610,412	–	10,610,412
Canada	6,356,927	–	–	6,356,927
China	–	15,723,785	–	15,723,785
Denmark	–	3,999,857	–	3,999,857
France	–	85,732,950	–	85,732,950
Germany	–	57,933,402	–	57,933,402
Israel	–	3,010,059	–	3,010,059
Italy	–	22,712,718	–	22,712,718
Japan	–	83,955,900	–	83,955,900
Luxemburg	–	856,799	–	856,799
Netherlands	–	31,409,513	–	31,409,513
Republic of Korea	–	25,606,252	–	25,606,252
Singapore	–	6,269,694	–	6,269,694
South Africa	–	3,008,593	–	3,008,593
Spain	–	19,786,907	–	19,786,907
Sweden	–	6,777,452	–	6,777,452
Switzerland	–	9,663,922	–	9,663,922
United Kingdom	5,348,851	116,495,192	–	121,844,043
Foreign Preferred Stocks
Spain	–	1,290,566	–	1,290,566

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Common Stocks
United States	$9,725,970	$30,757,427	$–	$40,483,397
Short-Term Investments	17,572,319	–	–	17,572,319
Securities Lending Collateral	4,346,562	–	–	4,346,562

Total Investments in Securities - Assets	$43,350,629	$544,680,454	$-	$588,031,083

Financial Derivative Instruments - Assets
Futures Contracts	$870,452	$–	$–	$870,452
Forward Foreign Currency Contracts	–	398	–	398

Total Financial Derivative Instruments - Assets	$870,452	$398	$-	$870,850

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	IMC International Small Cap Fund	International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†	$206,145,547	$566,112,202
Investments in affiliated securities, at fair value‡ §	10,619,097	21,918,881
Foreign currency, at fair value (Note 1)^	65,512	45,827
Cash collateral held at broker for futures contracts	-	966,000
Dividends and interest receivable	496,017	2,598,342
Receivable for investments sold	3,009,913	9,818,974
Receivable for fund shares sold	265,211	765,391
Receivable for tax reclaims	1,035,193	3,993,948
Receivable for expense reimbursement (Note 2)	-	2,401
Unrealized appreciation from forward foreign currency contracts	-	398
Receivable for variation margin on open futures contracts (Note 5)	-	870,781
Prepaid expenses	51,842	69,092

Total assets	221,688,332	607,162,237

Liabilities:
Payable for investments purchased	2,190,417	11,970,044
Payable for fund shares redeemed	39,975	983,228
Payable for expense recoupment (Note 2)	4,071	-
Cash due to broker for futures contracts	-	322,582
Management and sub-advisory fees payable (Note 2)	124,558	579,234
Service fees payable (Note 2)	24,823	22,628
Transfer agent fees payable (Note 2)	9,160	28,495
Payable upon return of securities loaned (Note 9)§	1,606,231	4,346,562
Custody and fund accounting fees payable	66,055	110,733
Professional fees payable	34,779	36,927
Trustee fees payable (Note 2)	307	6,047
Payable for prospectus and shareholder reports	494	3,163
Other liabilities	25,288	18,780

Total liabilities	4,126,158	18,428,423

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$217,562,174	$588,733,814

Analysis of net assets:
Paid-in-capital	$144,524,901	$486,805,787
Total distributable earnings (deficits)A	73,037,273	101,928,027

Net assets	$217,562,174	$588,733,814

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	IMC International Small Cap Fund	International Equity Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	301,142	15,340,962

Y Class	4,046,677	3,182,743

Investor Class	4,133,821	2,708,273

Advisor Class	N/A	505,987

A Class	N/A	630,706

C Class	N/A	35,059

R6 Class	N/A	8,600,698

Net assets:
R5 Class	$7,767,536	$288,730,067

Y Class	$103,358,158	$64,578,968

Investor Class	$106,436,480	$50,505,628

Advisor Class	N/A	$9,897,866

A Class	N/A	$11,675,469

C Class	N/A	$613,594

R6 Class	N/A	$162,732,222

Net asset value, offering and redemption price per share:
R5 Class	$25.79	$18.82

Y Class	$25.54	$20.29

Investor Class	$25.75	$18.65

Advisor Class	N/A	$19.56

A Class	N/A	$18.51

A Class (offering price)	N/A	$19.64

C Class	N/A	$17.50

R6 Class	N/A	$18.92

† Cost of investments in unaffiliated securities	$150,358,238	$498,416,766
‡ Cost of investments in affiliated securities	$10,619,097	$21,918,881
§ Fair value of securities on loan	$20,863,607	$20,178,936
^ Cost of foreign currency	$65,467	$42,621

A The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

April 30, 2026 (Unaudited)

	IMC International Small Cap Fund	International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,564,377	$7,213,973
Dividend income from affiliated securities (Note 2)	95,089	274,681
Interest income (net of foreign taxes)†	44,121	7,922
Income derived from securities lending (Note 9)	26,213	69,950
Other income	72	320

Total investment income	1,729,872	7,566,846

Expenses:
Management and sub-advisory fees (Note 2)	602,651	1,767,991
Transfer agent fees (Note 2):
R5 Class	1,447	46,158
Y Class	34,659	34,559
Investor Class	2,700	3,848
Advisor Class	-	860
A Class	-	2,216
C Class	-	1,755
R6 Class	-	15,927
Custody and fund accounting fees	92,949	131,658
Professional fees	46,885	82,998
Registration fees and expenses	31,857	50,700
Service fees (Note 2):
Investor Class	121,807	84,984
Advisor Class	-	12,188
A Class	-	9,234
C Class	-	811
Distribution fees (Note 2):
Advisor Class	-	12,188
A Class	-	14,309
C Class	-	7,079
Prospectus and shareholder report expenses	9,319	30,901
Trustee fees (Note 2)	6,205	30,250
Line of credit interest expense (Note 10)	545	2,522
Other expenses	16,898	48,830

Total expenses	967,922	2,391,966

Net fees waived and expenses (reimbursed) (Note 2)	(11,870)	(52,019)

Net expenses	956,052	2,339,947

Net investment income	773,820	5,226,899

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	18,086,784	39,027,292
Foreign currency transactions	(133,176)	(93,722)
Futures contracts	-	106,913
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	27,751,668	9,035,849
Foreign currency transactions	19,622	176,472
Forward foreign currency contracts	-	398
Futures contracts	-	823,119

Net gain from investments	45,724,898	49,076,321

Net increase in net assets resulting from operations	$46,498,718	$54,303,220

† Foreign taxes	$166,816	$601,580

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	IMC International Small Cap Fund		International Equity Fund
	Six Months Ended April 30, 2026	Year Ended October 31, 2025	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(unaudited)		(unaudited)
Increase in net assets:
Operations:
Net investment income	$773,820	$496,003	$5,226,899	$14,279,496
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	17,953,608	9,940,588	39,040,483	59,329,468
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	27,771,290	17,569,066	10,035,838	49,916,111

Net increase in net assets resulting from operations	46,498,718	28,005,657	54,303,220	123,525,075

Distributions to shareholders:
Total retained earnings:
R5 Class	(521,880)	(801,631)	(34,163,810)	(55,815,455)
Y Class	(5,192,782)	(5,709,335)	(7,282,692)	(14,630,183)
Investor Class	(5,634,953)	(4,457,797)	(5,625,708)	(9,500,932)
Advisor Class	-	-	(1,043,370)	(2,631,766)
A Class	-	-	(1,339,099)	(1,875,805)
C Class	-	-	(289,650)	(477,523)
R6 Class	-	-	(17,378,389)	(25,181,661)

Net distributions to shareholders	(11,349,615)	(10,968,763)	(67,122,718)	(110,113,325)

Capital share transactions (Note 11):
Proceeds from sales of shares	67,476,252	30,490,069	55,055,454	106,153,769
Reinvestment of dividends and distributions	10,680,383	9,054,953	64,949,603	107,190,375
Cost of shares redeemed	(25,349,359)	(53,400,187)	(116,833,906)	(226,471,538)

Net increase (decrease) in net assets from capital share transactions	52,807,276	(13,855,165)	3,171,151	(13,127,394)

Net increase (decrease) in net assets	87,956,379	3,181,729	(9,648,347)	284,356

Net assets:
Beginning of period	129,605,795	126,424,066	598,382,161	598,097,805

End of period	$217,562,174	$129,605,795	$588,733,814	$598,382,161

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of April 30, 2026, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and does not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

IMC International Small Cap Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Trust, on behalf of the American Beacon IMC International Small Cap Fund, and the Manager have entered into an Investment Advisory Agreement with Global IMC LLC (formerly known as EAM Global Investors LLC) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2026 were as follows:

IMC International Small Cap Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$282,787
Sub-Advisory Fees.	0.40%	319,864

Total	0.75%	$602,651

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,037,003
Sub-Advisory Fees.	0.27%	730,988

Total	0.62%	$1,767,991

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended April 30, 2026, the Manager received securities lending fees of $3,509 and $8,258 for the securities lending activities of the IMC International Small Cap Fund and International Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the American Beacon International Equity Fund. Under the Distribution Plan, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
IMC International Small Cap.	$34,448
International Equity	69,239

As of April 30, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
IMC International Small Cap.	$7,553
International Equity	11,455

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an April 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	IMC International Small Cap	$9,012,866	$–	$–	$95,089	$9,012,866
U.S. Government Money Market Select	Securities Lending	IMC International Small Cap	1,606,231	–	–	N/A	1,606,231
U.S. Government Money Market Select	Direct	International Equity	17,572,319	–	–	274,681	17,572,319
U.S. Government Money Market Select	Securities Lending	International Equity	4,346,562	–	–	N/A	4,346,562

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2026, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
IMC International Small Cap.	$2,654	$504	$3,158
International Equity	7,610	1,059	8,669

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2026, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through February 28, 2027, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended April 30, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2025 - 2/28/2026	3/1/2026 - 4/30/2026	Reimbursed Expenses	(Recouped) Expenses
IMC International Small Cap	R5	0.89%	0.89%	$4,933	$-		2028-2029
IMC International Small Cap	Y	1.10%	1.10%	1,408	(4,256	)*	2028-2029
IMC International Small Cap	Investor	1.30%	1.30%	5,529	(1,978	)*	2028-2029
International Equity	R6	0.69%	0.69%	52,019	(10,942	)*	2028-2029

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statements of Operations.

Of the above amounts, $2,401 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at April 30, 2026 for the International Equity Fund and $4,071 was disclosed as a Payable for expense recoupment on the Statements of Assets and Liabilities at April 30, 2026 for the IMC International Small Cap Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2028 and 2029. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
IMC International Small Cap	$-	$19,357	$2,038	2025-2026
IMC International Small Cap	6,234	178,842	-	2026-2027
IMC International Small Cap	-	141,716	-	2027-2028
International Equity	10,942	131,701	89,041	2025-2026
International Equity	-	220,508	-	2026-2027
International Equity	-	136,470	-	2027-2028

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2026, RID collected $2,006 for International Equity Fund from the sale of A Class Shares. The IMC International Small Cap Fund does not offer A Class Shares.

A CDSC of 1.00% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2026, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2026, there were no CDSC fees collected for the C Class Shares of International Equity Fund. The IMC International Small Cap Fund does not offer C Class Shares.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the

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Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to

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require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation

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of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

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Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. GDRs may be offered in one or more foreign countries and represent the deposit with a foreign bank of securities of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e- 4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only

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limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended April 30, 2026 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds

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invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances, to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended April 30, 2026, the IMC International Small Cap Fund did not enter into any forward foreign currency contracts and the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2026
Fund	Purchased Contracts	Sold Contracts
International Equity	$43,740	$–

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of

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the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2026, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2026
International Equity	$138

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$398	$-	$-	$-	$398
Receivable for variation margin from open futures contracts(2)	-	-	-	-	870,452	$870,452

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$106,913	$106,913

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$398	$-	$-	$-	$398
Futures contracts	-	-	-	-	823,119	823,119

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2026.

IMC International Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,606,231	$-	$-	$-	$1,606,231

Total Borrowings	$1,606,231	-	-	-	$1,606,231

Gross amount of recognized liabilities for securities lending transactions					$1,606,231

International Equity Fund

Offsetting of Financial and Derivative Assets as of April 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$870,452	$-
Forward Foreign Currency Contracts	$398	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$870,850	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(870,452)	$-

Total derivative assets and liabilities subject to an MNA	$398	$-

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of April 30, 2026:

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
State Street Bank & Trust Co.	$398	$-	$-	$-	$398

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,346,562	$-	$-	$-	$4,346,562

Total Borrowings	$4,346,562	$-	$-	$-	$4,346,562

Gross amount of recognized liabilities for securities lending transactions					$4,346,562

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of

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hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less

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government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually

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high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to

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Notes to Financial Statements

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other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager may allocate the International Equity Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Funds independently from another sub-advisor, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-advisor directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

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Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for a Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to a Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S.

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government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

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As of April 30, 2026, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IMC International Small Cap.	$162,367,117	$56,461,141	$(2,029,571)	$54,431,570
International Equity	530,446,541	97,618,027	(39,764,720)	57,853,307

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Funds did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
IMC International Small Cap.	$177,864,012	$140,832,288
International Equity	165,013,353	223,580,262

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2026 were as follows:

Fund	Type of Transaction	October 31, 2025 Shares/Fair Value	Purchases	Sales	April 30, 2026 Shares/Fair Value
IMC International Small Cap	Direct	$4,581,581	$75,502,668	$71,071,383	$9,012,866
IMC International Small Cap	Securities Lending	816,001	12,187,895	11,397,665	1,606,231
International Equity	Direct	16,853,416	141,587,226	140,868,323	17,572,319
International Equity	Securities Lending	298,963	12,400,415	8,352,816	4,346,562

Affiliated Trades

Cross trades for the period ended April 30, 2026, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the period ended April 30, 2026, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
International Equity	$176,535	$-	$-

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9. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
IMC International Small Cap	$20,863,607	$1,606,231	$19,906,247	$21,512,478
International Equity	20,178,936	4,346,562	16,689,712	21,036,274

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

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10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2026, the Funds did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	46,609	$1,088,092	117,318	$1,975,911
Reinvestment of dividends	25,782	507,131	50,544	801,631
Shares redeemed	(64,530)	(1,463,579)	(335,388)	(5,375,567)

Net increase (decrease) in shares outstanding	7,861	$131,644	(167,526)	$(2,598,025)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	1,722,624	$38,253,690	536,604	$9,284,386
Reinvestment of dividends	244,817	4,771,487	256,986	4,050,098
Shares redeemed	(475,668)	(10,490,115)	(1,766,106)	(27,459,261)

Net increase (decrease) in shares outstanding	1,491,773	$32,535,062	(972,516)	$(14,124,777)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
IMC International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	1,235,482	$28,134,470	1,001,919	$19,229,772
Reinvestment of dividends	274,759	5,401,765	264,520	4,203,224
Shares redeemed	(610,476)	(13,395,665)	(1,169,800)	(20,565,359)

Net increase in shares outstanding	899,765	$20,140,570	96,639	$2,867,637

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	842,490	$15,876,485	1,888,149	$32,596,643
Reinvestment of dividends	1,846,548	33,293,263	3,663,496	54,402,910
Shares redeemed	(2,734,354)	(51,861,541)	(5,714,347)	(95,456,190)

Net (decrease) in shares outstanding .	(45,316)	$(2,691,793)	(162,702)	$(8,456,637)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	161,472	$3,309,767	594,077	$11,038,088
Reinvestment of dividends	371,954	7,230,782	910,026	14,451,225
Shares redeemed	(624,138)	(12,420,039)	(2,405,797)	(42,896,783)

Net (decrease) in shares outstanding .	(90,712)	$(1,879,490)	(901,694)	$(17,407,470)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	320,000	$6,039,053	349,901	$6,000,910
Reinvestment of dividends	308,130	5,509,361	633,647	9,339,960
Shares redeemed	(532,872)	(9,865,545)	(1,083,337)	(18,689,028)

Net increase (decrease) in shares outstanding	95,258	$1,682,869	(99,789)	$(3,348,158)

	Advisor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	66,319	$1,308,243	153,012	$2,803,426
Reinvestment of dividends	55,587	1,043,370	171,016	2,630,212
Shares redeemed	(65,674)	(1,309,826)	(581,598)	(10,562,890)

Net increase (decrease) in shares outstanding	56,232	$1,041,787	(257,570)	$(5,129,252)

	A Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	70,233	$1,299,018	122,803	$2,110,899
Reinvestment of dividends	74,788	1,328,233	126,720	1,857,713
Shares redeemed	(115,578)	(2,159,463)	(166,419)	(2,819,607)

Net increase in shares outstanding	29,443	$467,788	83,104	$1,149,005

	C Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	10,739	$192,197	19,903	$322,559
Reinvestment of dividends	17,170	289,650	34,084	477,523
Shares redeemed	(135,236)	(2,364,544)	(54,897)	(890,269)

Net (decrease) in shares outstanding .	(107,327)	$(1,882,697)	(910)	$(90,187)

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,418,542	$27,030,691	2,895,299	$51,281,244
Reinvestment of dividends	897,072	16,254,944	1,611,726	24,030,832
Shares redeemed	(1,914,379)	(36,852,948)	(3,159,329)	(55,156,771)

Net increase in shares outstanding	401,235	$6,432,687	1,347,696	$20,155,305

American Beacon FundsSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025A		2024	2023B		2022	2021

	(unaudited)
Net asset value, beginning of period	$21.40		$17.78		$15.31	$13.47		$19.56	$15.58

Income (loss) from investment operations:
Net investment income	0.13	C	0.11	C	0.36	0.15	C D	0.20	0.60	E
Net gains (losses) on investments (both realized and unrealized)	6.04		5.16		2.45	1.96		(5.53)	3.50

Total income (loss) from investment operations	6.17		5.27		2.81	2.11		(5.33)	4.10

Less distributions:
Dividends from net investment income	(0.49)		(0.25)		(0.34)	(0.27)		(0.76)	(0.12)
Distributions from net realized gains	(1.29)		(1.40)		-	-		-	-

Total distributions	(1.78)		(1.65)		(0.34)	(0.27)		(0.76)	(0.12)

Net asset value, end of period	$25.79		$21.40		$17.78	$15.31		$13.47	$19.56

Total returnF	31.47	%G	32.90%		18.52%	15.75%		(28.31)%	26.38%

Ratios and supplemental data:
Net assets, end of period	$7,767,536		$6,277,170		$8,195,147	$6,316,496		$13,963,043	$20,907,091
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%H	1.18%		1.21%	1.21%		0.90%	0.92%
Expenses, net of reimbursements and/or recoupments	0.89	%H	0.91	%I J K	0.89%	0.89%		0.89%	0.91	%J
Net investment income, before expense reimbursements and/or recoupments	1.04	%H	0.35%		0.97%	0.63	%D	1.30%	3.14	%E
Net investment income, net of reimbursements and/or recoupments	1.20	%H	0.62%		1.29%	0.95	%D	1.31%	3.15	%E
Portfolio turnover rate	89	%G	209%		260%	292%		21%	34%

A	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0312.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
J	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
K	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.89% for the period ended October 31, 2025.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025A		2024		2023B		2022	2021

	(unaudited)
Net asset value, beginning of period	$21.22		$17.69		$15.24		$13.46		$19.54	$15.56

Income (loss) from investment operations:
Net investment income	0.12	C	0.09	C	0.05		0.20	C D	0.04	0.59	E
Net gains (losses) on investments (both realized and unrealized)	5.98		5.09		2.72		1.84		(5.36)	3.49

Total income (loss) from investment operations	6.10		5.18		2.77		2.04		(5.32)	4.08

Less distributions:
Dividends from net investment income	(0.49)		(0.25)		(0.32)		(0.26)		(0.76)	(0.10)
Distributions from net realized gains	(1.29)		(1.40)		-		-		-	-

Total distributions	(1.78)		(1.65)		(0.32)		(0.26)		(0.76)	(0.10)

Net asset value, end of period	$25.54		$21.22		$17.69		$15.24		$13.46	$19.54

Total returnF	31.35	%G	32.53%		18.31%		15.21%		(28.31)%	26.25%

Ratios and supplemental data:
Net assets, end of period	$103,358,158		$54,226,484		$62,393,608		$62,512,548		$96,269,149	$160,793,226
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%H	1.23%		1.27%		1.26%		0.95%	0.98%
Expenses, net of reimbursements and/or recoupments	1.10	%H	1.12	%I J K	1.13	%L	1.26%		0.95%	0.98%
Net investment income, before expense reimbursements and/or recoupments	1.06	%H	0.42%		0.93%		1.24	%D	1.21%	3.40	%E
Net investment income, net of reimbursements and/or recoupments	1.07	%H	0.53%		1.07%		1.24	%D	1.21%	3.40	%E
Portfolio turnover rate	89	%G	209%		260%		292%		21%	34%

A	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0439.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
J	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
K	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.10% for the period ended October 31, 2025.
L	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.

See accompanying notes

American Beacon IMC International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025A		2024		2023B		2022	2021

	(unaudited)
Net asset value, beginning of period	$21.37		$17.80		$15.33		$13.51		$19.59	$15.60

Income (loss) from investment operations:
Net investment income	0.09	C	0.06	C	0.45		0.48	D	0.65	0.76	E
Net gains (losses) on investments (both realized and unrealized)	6.03		5.13		2.30		1.55		(6.04)	3.29

Total income (loss) from investment operations	6.12		5.19		2.75		2.03		(5.39)	4.05

Less distributions:
Dividends from net investment income	(0.45)		(0.22)		(0.28)		(0.21)		(0.69)	(0.06)
Distributions from net realized gains	(1.29)		(1.40)		-		-		-	-

Total distributions	(1.74)		(1.62)		(0.28)		(0.21)		(0.69)	(0.06)

Net asset value, end of period	$25.75		$21.37		$17.80		$15.33		$13.51	$19.59

Total returnF	31.20	%G	32.30%		18.07%		15.06%		(28.49)%	26.01%

Ratios and supplemental data:
Net assets, end of period	$106,436,480		$69,102,141		$55,835,311		$60,994,147		$72,187,362	$180,324,267
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.32	%H	1.44%		1.51%		1.46%		1.18%	1.20%
Expenses, net of reimbursements and/or recoupments	1.30	%H	1.32	%I J K	1.34	%L	1.46%		1.18%	1.20%
Net investment income, before expense reimbursements and/or recoupments	0.83	%H	0.22%		0.70%		1.10	%D	1.03%	2.81	%E
Net investment income, net of reimbursements and/or recoupments	0.85	%H	0.34%		0.87%		1.10	%D	1.03%	2.81	%E
Portfolio turnover rate	89	%G	209%		260%		292%		21%	34%

A	On February 4, 2025, sub-advisor’s name changed to Global IMC LLC (formerly known as EAM Global Investors, LLC).
B	On January 20, 2023, Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0406.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
J	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
K	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.30% for the period ended October 31, 2025.
L	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$19.37		$19.36		$16.72	$14.31	$20.31	$14.73

Income (loss) from investment operations:
Net investment income	0.17	A	0.44	A	0.61	0.56	0.39	0.45	B
Net gains (losses) on investments (both realize and unrealized)	1.57		3.23		3.01	2.28	(4.40)	5.43

Total income (loss) from investment operations	1.74		3.67		3.62	2.84	(4.01)	5.88

Less distributions:
Dividends from net investment income	(0.61)		(0.83)		(0.61)	(0.43)	(0.65)	(0.30)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.29)		(3.66)		(0.98)	(0.43)	(1.99)	(0.30)

Net asset value, end of period	$18.82		$19.37		$19.36	$16.72	$14.31	$20.31

Total returnC	9.54	%D	24.70%		22.05%	20.09%	(21.69)%	40.18%

Ratios and supplemental data:
Net assets, end of period	$288,730,067		$297,965,872		$301,082,293	$413,488,011	$891,001,265	$1,329,626,349
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%E	0.79%		0.77%	0.79%	0.72%	0.73%
Expenses, net of reimbursements and/or recoupments	0.76	%E	0.79%		0.77%	0.79%	0.72%	0.73%
Net investment income, before expense reimbursements and/or recoupments	1.80	%E	2.51%		2.57%	2.30%	2.17%	2.31	%B
Net investment income, net of reimbursements and/or recoupments	1.80	%E	2.51%		2.57%	2.30%	2.17%	2.31	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0746.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$20.70		$20.43		$17.59	$15.03	$21.18	$15.36

Income (loss) from investment operations:
Net investment income	0.17	A	0.44	A	1.18	1.22	1.53	1.83	B
Net gains (losses) on investments (both realized and unrealized)	1.70		3.47		2.62	1.76	(5.74)	4.27

Total income (loss) from investment operations	1.87		3.91		3.80	2.98	(4.21)	6.10

Less distributions:
Dividends from net investment income	(0.60)		(0.81)		(0.59)	(0.42)	(0.60)	(0.28)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.28)		(3.64)		(0.96)	(0.42)	(1.94)	(0.28)

Net asset value, end of period	$20.29		$20.70		$20.43	$17.59	$15.03	$21.18

Total returnC	9.52	%D	24.56%		22.01%	20.01%	(21.71)%	39.99%

Ratios and supplemental data:
Net assets, end of period	$64,578,968		$67,757,607		$85,292,074	$87,634,823	$95,663,172	$233,692,916
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.83	%E	0.86%		0.84%	0.86%	0.81%	0.79%
Expenses, net of reimbursements and/or recoupments	0.83	%E	0.86%		0.84%	0.86%	0.81%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.71	%E	2.36%		2.51%	2.43%	2.03%	2.01	%B
Net investment income, net of reimbursements and/or recoupments	1.71	%E	2.36%		2.51%	2.43%	2.03%	2.01	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0243.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$19.18		$19.19		$16.54	$14.16	$20.11	$14.57

Income (loss) from investment operations:
Net investment income	0.14	A	0.40	A	0.62	0.72	0.35	0.38	B
Net gains (losses) on investments (both realized and unrealized)	1.56		3.18		2.91	2.04	(4.37)	5.38

Total income (loss) from investment operations	1.70		3.58		3.53	2.76	(4.02)	5.76

Less distributions:
Dividends from net investment income	(0.55)		(0.76)		(0.51)	(0.38)	(0.59)	(0.22)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.23)		(3.59)		(0.88)	(0.38)	(1.93)	(0.22)

Net asset value, end of period	$18.65		$19.18		$19.19	$16.54	$14.16	$20.11

Total returnC	9.38	%D	24.28%		21.71%	19.64%	(21.93)%	39.72%

Ratios and supplemental data:
Net assets, end of period	$50,505,628		$50,105,978		$52,061,716	$63,864,486	$81,694,109	$126,691,864
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07	%E	1.11%		1.10%	1.12%	1.07%	1.06%
Expenses, net of reimbursements and/or recoupments	1.07	%E	1.11%		1.10%	1.12%	1.07%	1.06%
Net investment income, before expense reimbursements and/or recoupments	1.53	%E	2.26%		2.18%	2.61%	1.84%	1.98	%B
Net investment income, net of reimbursements and/or recoupments	1.53	%E	2.26%		2.18%	2.61%	1.84%	1.98	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0785.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$19.97		$19.83		$17.09	$14.62	$20.68	$14.94

Income (loss) from investment operations:
Net investment income	0.13	A	0.39	A	0.42	0.43	0.29	0.41	B
Net gains (losses) on investments (both realized and unrealized)	1.64		3.32		3.20	2.39	(4.46)	5.48

Total income (loss) from investment operations	1.77		3.71		3.62	2.82	(4.17)	5.89

Less distributions:
Dividends from net investment income	(0.50)		(0.74)		(0.51)	(0.35)	(0.55)	(0.15)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.18)		(3.57)		(0.88)	(0.35)	(1.89)	(0.15)

Net asset value, end of period	$19.56		$19.97		$19.83	$17.09	$14.62	$20.68

Total returnC	9.32	%D	24.06%		21.50%	19.45%	(22.01)%	39.53%

Ratios and supplemental data:
Net assets, end of period	$9,897,866		$8,983,283		$14,029,585	$12,257,174	$13,706,977	$18,745,607
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.24	%E	1.27%		1.25%	1.27%	1.20%	1.20%
Expenses, net of reimbursements and/or recoupments	1.24	%E	1.27%		1.25%	1.27%	1.20%	1.20%
Net investment income, before expense reimbursements and/or recoupments	1.34	%E	2.16%		2.11%	2.08%	1.67%	1.79	%B
Net investment income, net of reimbursements and/or recoupments	1.34	%E	2.16%		2.11%	2.08%	1.67%	1.79	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0709.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$19.05		$19.09		$16.50	$14.13	$20.06	$14.55

Income (loss) from investment operations:
Net investment income	0.13	A	0.37	A	0.40	0.34	0.33	0.36	B
Net gains (losses) on investments (both realized and unrealized)	1.55		3.16		3.11	2.40	(4.36)	5.38

Total income (loss) from investment operations	1.68		3.53		3.51	2.74	(4.03)	5.74

Less distributions:
Dividends from net investment income	(0.54)		(0.74)		(0.55)	(0.37)	(0.56)	(0.23)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.22)		(3.57)		(0.92)	(0.37)	(1.90)	(0.23)

Net asset value, end of period	$18.51		$19.05		$19.09	$16.50	$14.13	$20.06

Total returnC	9.32	%D	24.12%		21.63%	19.55%	(22.00)%	39.65%

Ratios and supplemental data:
Net assets, end of period	$11,675,469		$11,452,777		$9,890,341	$8,977,482	$7,205,251	$10,017,801
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%E	1.22%		1.18%	1.19%	1.14%	1.13%
Expenses, net of reimbursements and/or recoupments	1.18	%E	1.22%		1.18%	1.19%	1.14%	1.13%
Net investment income, before expense reimbursements and/or recoupments	1.37	%E	2.11%		2.22%	2.15%	1.80%	1.83	%B
Net investment income, net of reimbursements and/or recoupments	1.37	%E	2.11%		2.22%	2.15%	1.80%	1.83	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0643.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$18.08		$18.27		$15.80	$13.53	$19.27	$13.99

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)A	0.22	A	0.13	0.10	0.16	0.19	B
Net gains (losses) on investments (both realized and unrealized)	1.51		3.01		3.08	2.41	(4.14)	5.19

Total income (loss) from investment operations	1.49		3.23		3.21	2.51	(3.98)	5.38

Less distributions:
Dividends from net investment income	(0.39)		(0.59)		(0.37)	(0.24)	(0.42)	(0.10)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.07)		(3.42)		(0.74)	(0.24)	(1.76)	(0.10)

Net asset value, end of period	$17.50		$18.08		$18.27	$15.80	$13.53	$19.27

Total returnC	8.70	%D	23.13%		20.59%	18.66%	(22.55)%	38.56%

Ratios and supplemental data:
Net assets, end of period	$613,594		$2,574,483		$2,618,564	$2,608,270	$2,842,235	$4,317,179
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.09	%E	2.01%		1.98%	1.96%	1.89%	1.86%
Expenses, net of reimbursements and/or recoupments	2.09	%E	2.01%		1.98%	1.96%	1.89%	1.86%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.21	)%E	1.33%		1.37%	1.41%	1.08%	1.14	%B
Net investment income (loss), net of reimbursements and/ or recoupments	(0.21	)%E	1.33%		1.37%	1.41%	1.08%	1.14	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0667.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$19.46		$19.43		$16.77	$14.35	$20.35	$14.76

Income (loss) from investment operations:
Net investment income	0.18	A	0.47	A	0.12	0.40	0.41	0.45	B
Net gains (losses) on investments (both realized and unrealized)	1.58		3.22		3.53	2.46	(4.41)	5.44

Total income (loss) from investment operations	1.76		3.69		3.65	2.86	(4.00)	5.89

Less distributions:
Dividends from net investment income	(0.62)		(0.83)		(0.62)	(0.44)	(0.66)	(0.30)
Distributions from net realized gains	(1.68)		(2.83)		(0.37)	-	(1.34)	-

Total distributions	(2.30)		(3.66)		(0.99)	(0.44)	(2.00)	(0.30)

Net asset value, end of period	$18.92		$19.46		$19.43	$16.77	$14.35	$20.35

Total returnC	9.59	%D	24.78%		22.17%	20.15%	(21.62)%	40.20%

Ratios and supplemental data:
Net assets, end of period	$162,732,222		$159,542,161		$133,123,232	$290,693,353	$296,382,124	$397,732,934
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76	%E	0.79%		0.77%	0.77%	0.71%	0.71%
Expenses, net of reimbursements and/or recoupments	0.69	%E	0.70	%F	0.69%	0.69%	0.69%	0.70	%F
Net investment income, before expense reimbursements and/or recoupments	1.85	%E	2.55%		2.86%	2.54%	2.22%	2.30	%B
Net investment income, net of reimbursements and/or recoupments	1.92	%E	2.64%		2.94%	2.62%	2.24%	2.31	%B
Portfolio turnover rate	28	%D	49%		43%	46%	38%	41%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0738.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.69% for the period ended October 31, 2025.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon IMC International Small Cap Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04/26

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	April 30, 2026

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.6%

Communication Services - 3.0%

Diversified Telecommunication Services - 0.8%
Comcast Corp., Class A	912,302	$24,668,646

Interactive Media & Services - 1.7%
Alphabet, Inc., Class A	131,813	50,721,642

Media - 0.5%
Omnicom Group, Inc.	198,840	15,255,005

Total Communication Services		90,645,293

Consumer Discretionary - 5.5%

Automobile Components - 1.1%
Aptiv PLCA	458,447	27,626,016
BorgWarner, Inc.	91,806	5,230,188

		32,856,204

Automobiles - 0.8%
General Motors Co.	303,258	23,317,508

Distributors - 0.2%
Genuine Parts Co.	65,193	6,990,645

Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	1,392,702	36,920,530
Marriott International, Inc., Class A	47,410	17,147,723
Wynn Resorts Ltd.B	203,875	21,837,051

		75,905,304

Household Durables - 0.2%
Lennar Corp., Class A	77,730	7,019,019

Specialty Retail - 0.7%
Lithia Motors, Inc.	14,787	4,290,005

Lowe’s Cos., Inc.	70,127	16,745,626

		21,035,631

Total Consumer Discretionary		167,124,311

Consumer Staples - 3.5%

Beverages - 1.6%
Constellation Brands, Inc., Class A	68,269	10,689,560
Keurig Dr. Pepper, Inc.	920,479	27,062,083
PepsiCo, Inc.	68,595	10,871,621

		48,623,264

Food Products - 1.3%
Conagra Brands, Inc.	203,211	2,916,078
J.M. Smucker Co.	87,619	8,589,290
Kraft Heinz Co.	535,688	12,138,690
Mondelez International, Inc., Class A	159,557	9,803,182
Nestle SA, ADRB	59,714	6,059,777

		39,507,017

Household Products - 0.2%
Kimberly-Clark Corp.	71,503	7,038,040

Personal Products - 0.1%
Kenvue, Inc.	132,997	2,331,438

See accompanying notes

1

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.6% (continued)

Consumer Staples - 3.5% (continued)

Tobacco - 0.3%
Philip Morris International, Inc.	44,111	$7,281,403

Total Consumer Staples		104,781,162

Energy - 8.8%

Energy Equipment & Services - 1.3%
Halliburton Co.	402,229	17,014,287
NOV, Inc.	441,818	9,039,596
SLB Ltd.	239,111	13,600,634

		39,654,517

Oil, Gas & Consumable Fuels - 7.5%
APA Corp.	1,038,787	42,309,794
Chevron Corp.	203,132	39,267,447
ConocoPhillips	217,737	27,386,960
EOG Resources, Inc.	55,349	7,780,409
Exxon Mobil Corp.	352,874	54,459,044
Ovintiv, Inc.	275,827	16,977,152
Permian Resources Corp., Class A	760,718	16,446,723
Shell PLC, ADR	211,079	19,138,533

		223,766,062

Total Energy		263,420,579

Financials - 21.2%

Banks - 8.6%
Bank of America Corp.	809,924	43,298,537
Citigroup, Inc.	365,536	46,781,297
Citizens Financial Group, Inc.	78,483	5,105,319
First Citizens BancShares, Inc., Class A	6,376	12,648,836
JPMorgan Chase & Co.	138,500	43,382,355
PNC Financial Services Group, Inc.	63,890	14,247,470
Truist Financial Corp.	243,035	12,516,303
U.S. Bancorp	411,626	23,322,729
Wells Fargo & Co.	518,145	42,607,063
Western Alliance Bancorp	190,560	15,538,263

		259,448,172

Capital Markets - 3.9%
ARES Management Corp., Class A	32,059	3,763,727
Blackrock, Inc.	13,190	14,055,264
Charles Schwab Corp.	106,794	9,786,602
KKR & Co., Inc.	121,535	12,680,962
LPL Financial Holdings, Inc.	60,947	20,364,221
Morgan Stanley	125,021	23,827,752
Nasdaq, Inc.	214,886	19,750,172
State Street Corp.	82,103	12,548,623

		116,777,323

Consumer Finance - 1.5%
American Express Co.	109,747	35,453,769
Capital One Financial Corp.	43,154	8,255,360

		43,709,129

Financial Services - 2.5%
Berkshire Hathaway, Inc., Class BA	54,595	25,856,192
Corebridge Financial, Inc.	398,386	10,971,551
Fidelity National Information Services, Inc.	438,759	20,415,456
Fiserv, Inc.A	273,899	17,159,772

		74,402,971

See accompanying notes

2

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.6% (continued)

Financials - 21.2% (continued)

Insurance - 4.7%
American International Group, Inc.	338,791	$25,341,567
Aon PLC, Class A	45,574	14,203,137
Chubb Ltd.	52,485	17,162,595
Everest Group Ltd.	23,123	8,249,362
Hartford Insurance Group, Inc.	42,464	5,809,500
Marsh & McLennan Cos., Inc.	91,027	15,266,138
Progressive Corp.	190,090	38,261,315
Travelers Cos., Inc.	60,274	18,392,008

		142,685,622

Total Financials		637,023,217

Health Care - 12.9%

Biotechnology - 0.4%
AbbVie, Inc.	54,341	11,483,340

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	125,373	11,382,615
GE HealthCare Technologies, Inc.	828,118	50,382,699
Medline, Inc., Class AA	52,429	2,331,518
Medtronic PLC	362,299	29,335,350
Zimmer Biomet Holdings, Inc.	113,202	9,331,241

		102,763,423

Health Care Providers & Services - 6.3%
Centene Corp.A	103,461	5,554,821
Cigna Group	114,567	33,290,879
CVS Health Corp.	98,521	8,205,814
Elevance Health, Inc.	130,065	48,959,067
Humana, Inc.	85,653	20,251,796
Labcorp Holdings, Inc.	34,022	8,736,850
McKesson Corp.	29,761	24,261,167
UnitedHealth Group, Inc.	108,794	40,306,001

		189,566,395

Life Sciences Tools & Services - 0.2%
Avantor, Inc.A	934,993	7,573,443

Pharmaceuticals - 2.6%
Johnson & Johnson	115,221	26,483,547
Merck & Co., Inc.	264,115	28,836,076
Pfizer, Inc.	284,152	7,586,858

Sanofi SA, ADR	314,231	14,636,880

		77,543,361

Total Health Care		388,929,962

Industrials - 12.6%

Aerospace & Defense - 3.1%
Boeing Co.A	145,049	33,220,573
General Dynamics Corp.	76,977	26,503,181
Northrop Grumman Corp.	18,597	10,776,590
RTX Corp.	134,519	23,684,760

		94,185,104

Air Freight & Logistics - 0.7%
FedEx Corp.	50,504	20,368,768

See accompanying notes

3

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.6% (continued)

Industrials - 12.6% (continued)

Building Products - 1.0%
Johnson Controls International PLC	187,506	$27,381,501

Trane Technologies PLC	6,366	3,135,510

		30,517,011

Construction & Engineering - 0.6%
AECOM	154,414	12,986,217

Fluor Corp.A	76,187	4,064,577

		17,050,794

Electrical Equipment - 0.5%
Eaton Corp. PLC	27,523	11,917,734

Vertiv Holdings Co., Class A	7,900	2,595,071

		14,512,805

Ground Transportation - 1.7%
JB Hunt Transport Services, Inc.	45,758	11,509,510
Norfolk Southern Corp.	24,904	7,865,430
Uber Technologies, Inc.A	191,055	14,254,614

Union Pacific Corp.	65,823	17,737,982

		51,367,536

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	84,030	18,010,150

Machinery - 3.9%
Caterpillar, Inc.	10,221	9,097,814
CNH Industrial NV	1,462,566	15,664,082
Cummins, Inc.	11,271	7,562,954
Deere & Co.	11,784	6,951,028
Fortive Corp.	462,164	27,632,786
Illinois Tool Works, Inc.	37,713	9,730,331
Otis Worldwide Corp.	42,169	3,284,122
PACCAR, Inc.	233,091	27,691,211
Stanley Black & Decker, Inc.	75,402	5,893,420

Timken Co.	27,806	3,083,407

		116,591,155

Professional Services - 0.3%
Equifax, Inc.	52,043	9,052,359

Leidos Holdings, Inc.	8,600	1,283,292

		10,335,651

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	4,707	5,466,474

Total Industrials		378,405,448

Information Technology - 11.0%

Communications Equipment - 1.2%
F5, Inc.A	109,091	35,334,575

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	62,139	8,507,450

IT Services - 0.7%
Accenture PLC, Class A	64,424	11,513,213
Cognizant Technology Solutions Corp., Class A	159,332	8,428,663

		19,941,876

See accompanying notes

4

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.6% (continued)

Information Technology - 11.0% (continued)

Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	63,383	$25,496,445
Entegris, Inc.	183,344	25,921,175
KLA Corp.	12,419	21,737,597
Microchip Technology, Inc.	370,343	34,408,568
QUALCOMM, Inc.	135,690	24,367,210
Texas Instruments, Inc.	57,149	16,063,441

		147,994,436

Software - 3.2%
Microsoft Corp.	12,165	4,960,644
Oracle Corp.	124,078	20,024,948
Salesforce, Inc.	155,699	27,485,545
Workday, Inc., Class AA	361,325	44,226,180

		96,697,317

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	758,120	21,811,112

Total Information Technology		330,286,766

Materials - 3.3%

Chemicals - 2.4%
Air Products & Chemicals, Inc.	77,431	23,233,172
Axalta Coating Systems Ltd.A	519,741	14,781,434
Olin Corp.	279,081	7,948,227
PPG Industries, Inc.	210,312	22,818,852
Sherwin-Williams Co.	10,873	3,496,865

		72,278,550

Construction Materials - 0.3%
CRH PLC	84,757	10,036,924

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	300,733	17,376,353

Total Materials		99,691,827

Real Estate - 1.8%

Industrial REITs - 0.6%
Prologis, Inc.	132,084	18,758,569

Specialized REITs - 1.2%
Public Storage	57,202	17,300,745
VICI Properties, Inc.	592,294	17,294,985

		34,595,730

Total Real Estate		53,354,299

Utilities - 7.0%

Electric Utilities - 5.6%
American Electric Power Co., Inc.	37,676	5,165,756
Duke Energy Corp.	143,348	18,570,734
Entergy Corp.	252,641	29,788,900
NextEra Energy, Inc.	81,568	7,983,876
PG&E Corp.	1,683,705	27,983,177
Pinnacle West Capital Corp.	215,198	22,320,337

See accompanying notes

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.6% (continued)

Utilities - 7.0% (continued)

Electric Utilities - 5.6% (continued)
PPL Corp.	124,693	$4,668,506
Southern Co.	146,929	14,208,034
Xcel Energy, Inc.	450,083	37,334,385

		168,023,705

Multi-Utilities - 1.4%
Dominion Energy, Inc.	639,312	41,235,624

Total Utilities		209,259,329

Total Common Stocks (Cost $1,780,104,865)		2,722,922,193

FOREIGN COMMON STOCKS - 5.3%

Communication Services - 0.3%

Media - 0.3%
WPP PLC, ADRB	436,000	7,887,240

Consumer Discretionary - 0.7%

Automobile Components - 0.7%
Magna International, Inc.	325,950	20,753,236

Consumer Staples - 1.0%

Beverages - 0.2%
Coca-Cola Europacific Partners PLC	53,627	5,071,506
Diageo PLC, ADRB	29,368	2,368,529

		7,440,035

Household Products - 0.2%
Reckitt Benckiser Group PLC	378,201	4,844,755

Personal Products - 0.6%
Unilever PLC	297,136	17,525,081

Total Consumer Staples		29,809,871

Financials - 0.6%

Banks - 0.6%
Bank of Nova ScotiaB	248,543	19,336,645

Health Care - 0.2%

Pharmaceuticals - 0.2%
GSK PLC, ADRB	98,728	5,164,462

Information Technology - 2.5%

Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson, ADRB	2,579,099	30,459,159

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	27,483	5,817,052

Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	107,225	31,480,188

Software - 0.3%
SAP SE, ADR	44,794	7,592,135

Total Information Technology		75,348,534

Total Foreign Common Stocks (Cost $111,588,427)		158,299,988

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.8% (Cost $85,296,950)

Investment Companies - 2.8%
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	85,296,950	$85,296,950

SECURITIES LENDING COLLATERAL - 0.5% (Cost $14,851,985)

Investment Companies - 0.5%
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	14,851,985	14,851,985

TOTAL INVESTMENTS - 99.2% (Cost $1,991,842,227)		2,981,371,116
OTHER ASSETS, NET OF LIABILITIES - 0.8%		25,068,019

TOTAL NET ASSETS - 100.0%		$3,006,439,135

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2026 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2026:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	277	June 2026	$ 94,467,762	$100,325,938	$5,858,176

			$ 94,467,762	$100,325,938	$5,858,176

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,722,922,193	$–	$–	$2,722,922,193
Foreign Common Stocks	158,299,988	–	–	158,299,988
Short-Term Investments	85,296,950	–	–	85,296,950
Securities Lending Collateral	14,851,985	–	–	14,851,985

Total Investments in Securities - Assets	$2,981,371,116	$–	$–	$2,981,371,116

Financial Derivative Instruments - Assets
Futures Contracts	$5,858,176	$–	$–	$5,858,176

Total Financial Derivative Instruments - Assets	$5,858,176	$–	$–	$5,858,176

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$2,881,222,181
Investments in affiliated securities, at fair value‡ §	100,148,935
Cash collateral held at broker for futures contracts	7,308,000
Dividends and interest receivable	2,426,747
Receivable for investments sold	34,933,739
Receivable for fund shares sold	1,262,361
Receivable for tax reclaims	408,848
Receivable for variation margin on open futures contracts (Note 5)	5,858,796
Prepaid expenses	48,952

Total assets	3,033,618,559

Liabilities:
Payable for investments purchased	2,255,047
Payable for fund shares redeemed	1,476,111
Cash due to broker for futures contracts	4,832,864
Management and sub-advisory fees payable (Note 2)	2,987,302
Service fees payable (Note 2)	178,275
Transfer agent fees payable (Note 2)	68,546
Payable upon return of securities loaned (Note 9)§	14,851,985
Custody and fund accounting fees payable	230,084
Professional fees payable	134,887
Trustee fees payable (Note 2)	38,438
Payable for prospectus and shareholder reports	60,234
Other liabilities	65,651

Total liabilities	27,179,424

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$3,006,439,135

Analysis of net assets:
Paid-in-capital	$1,733,481,238
Total distributable earnings (deficits)A	1,272,957,897

Net assets	$3,006,439,135

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	26,664,081

Y Class	6,847,777

Investor Class	20,518,691

Advisor Class	1,992,705

A Class	3,440,465

C Class	75,357

R6 Class	50,184,236

Net assets:
R5 Class	$761,758,950

Y Class	$192,579,083

Investor Class	$491,305,202

Advisor Class	$46,156,484

A Class	$79,579,366

C Class	$1,741,404

R6 Class	$1,433,318,646

Net asset value, offering and redemption price per share:
R5 Class	$28.57

Y Class	$28.12

Investor Class	$23.94

Advisor Class	$23.16

A Class	$23.13

A Class (offering price)	$24.54

C Class	$23.11

R6 Class	$28.56

† Cost of investments in unaffiliated securities	$1,891,693,292
‡ Cost of investments in affiliated securities	$100,148,935
§ Fair value of securities on loan	$31,129,966

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2026 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$34,601,706
Dividend income from affiliated securities (Note 2)	1,754,244
Interest income	131,531
Income derived from securities lending (Note 9)	102,967

Total investment income	36,590,448

Expenses:
Management and sub-advisory fees (Note 2)	8,808,509
Transfer agent fees (Note 2):
R5 Class	171,497
Y Class	92,765
Investor Class	13,242
Advisor Class	1,565
A Class	1,734
C Class	104
R6 Class	29,097
Custody and fund accounting fees	292,070
Professional fees	164,904
Registration fees and expenses	51,794
Service fees (Note 2):
Investor Class	814,526
Advisor Class	55,413
A Class	56,267
C Class	880
Distribution fees (Note 2):
Advisor Class	55,700
A Class	96,817
C Class	8,562
Prospectus and shareholder report expenses	60,284
Trustee fees (Note 2)	172,058
Line of credit interest expense (Note 10)	14,153
Other expenses	226,237

Total expenses	11,188,178

Net investment income	25,402,270

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	261,436,716
Redemption in kind	36,185,741
Foreign currency transactions	17,392
Futures contracts	1,919,239
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(17,415,859)
Futures contracts	3,428,729

Net gain from investments	285,571,958

Net increase in net assets resulting from operations	$310,974,228

† Foreign taxes	$267,285

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$25,402,270	$54,764,873
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	299,559,088	358,247,741
Change in net unrealized (depreciation) of investments in unaffiliated securities and futures contracts	(13,987,130)	(123,469,387)

Net increase in net assets resulting from operations	310,974,228	289,543,227

Distributions to shareholders:
Total retained earnings:
R5 Class	(104,047,371)	(122,746,741)
Y Class	(21,189,585)	(21,353,693)
Investor Class	(61,115,470)	(63,021,315)
Advisor Class	(5,714,950)	(5,607,834)
A Class	(9,997,928)	(11,166,992)
C Class	(213,288)	(249,289)
R6 Class	(164,584,863)	(162,110,324)

Net distributions to shareholders	(366,863,455)	(386,256,188)

Capital share transactions (Note 11):
Proceeds from sales of shares	250,490,521	467,352,594
Reinvestment of dividends and distributions	320,525,600	340,846,620
Cost of shares redeemed	(866,471,740)	(837,442,752)

Net (decrease) in net assets from capital share transactions	(295,455,619)	(29,243,538)

Net (decrease) in net assets	(351,344,846)	(125,956,499)

Net assets:
Beginning of period	3,357,783,981	3,483,740,480

End of period	$3,006,439,135	$3,357,783,981

See accompanying notes

10

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2026, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

11

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,543,759
Sub-Advisory Fees	0.20%	3,264,750

Total	0.55%	$8,808,509

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended April 30, 2026, the Manager received securities lending fees of $13,046 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$238,172

As of April 30, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$35,700

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Select Fund. The Fund listed below held the following shares with an April 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$85,296,950	$–	$–	$1,754,244	$85,296,950
U.S. Government Money Market Select	Securities Lending	Large Cap Value	14,851,985	–	–	N/A	14,851,985

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$48,622	$10,577	$59,199

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2026, the Fund participated as a lender by loaning an average amount of $7,729,180 for 7 days at an average interest rate of 4.45% with interest charges earned of $6,596. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2026, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2026 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2026, RID collected $359 from the sale of A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2026, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2026, CDSC fees of $30 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

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American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2026, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2026
Large Cap Value	$319

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$5,858,176	$5,858,176

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,919,239	$1,919,239

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$3,428,729	$3,428,729

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2026.

Offsetting of Financial and Derivative Assets as of April 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$5,858,176	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,858,176	$–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(5,858,176)	$–

	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,851,985	$–	$–	$–	$14,851,985

Total Borrowings	$14,851,985	$–	$–	$–	$14,851,985

Gross amount of recognized liabilities for securities lending transactions					$14,851,985

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Funds to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund at times may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,037,187,414	$1,055,763,099	$(111,579,397)	$944,183,702

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$395,378,042	$839,312,969

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2026 were as follows:

Fund	Type of Transaction	October 31, 2025 Shares/Fair Value	Purchases	Sales	April 30, 2026 Shares/Fair Value
Large Cap Value	Direct	$96,415,004	$581,965,599	$593,083,653	$85,296,950
Large Cap Value	Securities Lending	21,054,093	173,296,760	179,498,868	14,851,985

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Affiliated Trades

Cross trades for the period ended April 30, 2026, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the period ended April 30, 2026, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Value	$1,095,497	$-	$-

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

As of April 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$31,129,966	$14,851,985	$16,329,650	$31,181,635

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2026, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,621,723	$44,900,500	3,886,497	$106,078,821
Reinvestment of dividends	2,930,182	79,525,135	3,787,138	99,639,600
Shares redeemed	(14,776,588)	(420,072,707)	(9,065,363)	(250,806,939)

Net (decrease) in shares outstanding	(10,224,683)	$(295,647,072)	(1,391,728)	$(45,088,518)

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	315,085	$8,746,176	1,189,617	$31,832,840
Reinvestment of dividends	767,016	20,494,660	796,714	20,674,738
Shares redeemed	(922,074)	(25,369,838)	(1,932,641)	(52,442,138)

Net increase in shares outstanding	160,027	$3,870,998	53,690	$65,440

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	561,262	$13,219,012	2,393,179	$57,177,084
Reinvestment of dividends	2,613,055	59,499,266	2,714,632	61,160,653
Shares redeemed	(2,814,462)	(66,685,713)	(4,632,981)	(109,267,876)

Net increase in shares outstanding	359,855	$6,032,565	474,830	$9,069,861

	Advisor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	38,800	$878,204	101,869	$2,326,215
Reinvestment of dividends	259,299	5,714,950	255,169	5,588,204
Shares redeemed	(176,700)	(4,017,633)	(277,077)	(6,480,853)

Net increase in shares outstanding	121,399	$2,575,521	79,961	$1,433,566

	A Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	119,107	$2,738,812	952,378	$20,682,894
Reinvestment of dividends	450,486	9,910,684	506,423	11,070,404
Shares redeemed	(423,637)	(9,733,221)	(1,638,752)	(38,086,865)

Net increase (decrease) in shares outstanding	145,956	$2,916,275	(179,951)	$(6,333,567)

	C Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,459	$78,097	2,946	$66,140
Reinvestment of dividends	9,406	207,220	11,136	243,662
Shares redeemed	(10,796)	(242,252)	(33,654)	(793,560)

Net increase (decrease) in shares outstanding	2,069	$43,065	(19,572)	$(483,758)

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	6,419,431	$179,929,720	9,010,737	$249,188,600
Reinvestment of dividends	5,351,039	145,173,685	5,417,086	142,469,359
Shares redeemed	(12,158,027)	(340,350,376)	(13,607,941)	(379,564,521)

Net increase (decrease) in shares outstanding	(387,557)	$(15,246,971)	819,882	$12,093,438

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$29.05		$29.97		$23.92	$26.21	$30.99	$23.36

Income (loss) from investment operations:
Net investment income	0.23	A	0.47	A	0.62	0.51	0.50	0.59
Net gains (losses) on investments (both realized and unrealized)	2.52		1.93		6.79	0.02	(2.11)	10.64

Total income (loss) from investment operations	2.75		2.40		7.41	0.53	(1.61)	11.23

Less distributions:
Dividends from net investment income	(0.48)		(0.50)		(0.46)	(0.43)	(0.39)	(0.49)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.23)		(3.32)		(1.36)	(2.82)	(3.17)	(3.60)

Net asset value, end of period	$28.57		$29.05		$29.97	$23.92	$26.21	$30.99

Total returnB	10.04	%C	9.16%		31.97%	2.16%	(5.75)%	52.60%

Ratios and supplemental data:
Net assets, end of period	$761,758,950		$1,071,464,459		$1,147,150,395	$1,040,466,568	$1,218,988,715	$1,682,465,233
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.66	%D	0.66%		0.65%	0.64%	0.63%	0.63%
Expenses, net of reimbursements and/or recoupments	0.66	%D	0.66%		0.65%	0.64%	0.63%	0.63%
Net investment income, before expense reimbursements and/or recoupments	1.67	%D	1.68%		1.77%	1.78%	1.45%	1.30%
Net investment income, net of reimbursements and/or recoupments	1.67	%D	1.68%		1.77%	1.78%	1.45%	1.30%
Portfolio turnover rate	13	%C	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

31

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$28.63		$29.58		$23.63	$25.92	$30.68	$23.16

Income (loss) from investment operations:
Net investment income	0.22	A	0.45	A	0.45	0.45	0.37	0.38
Net gains (losses) on investments (both realized and unrealized)	2.49		1.90		6.84	0.06	(1.98)	10.73

Total income (loss) from investment operations	2.71		2.35		7.29	0.51	(1.61)	11.11

Less distributions:
Dividends from net investment income	(0.47)		(0.48)		(0.44)	(0.41)	(0.37)	(0.48)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.22)		(3.30)		(1.34)	(2.80)	(3.15)	(3.59)

Net asset value, end of period	$28.12		$28.63		$29.58	$23.63	$25.92	$30.68

Total returnB	10.03	%C	9.09%		31.84%	2.09%	(5.81)%	52.47%

Ratios and supplemental data:
Net assets, end of period	$192,579,083		$191,482,040		$196,267,664	$181,490,071	$188,140,776	$258,183,363
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72	%D	0.72%		0.72%	0.71%	0.70%	0.69%
Expenses, net of reimbursements and/or recoupments	0.72	%D	0.72%		0.72%	0.71%	0.70%	0.69%
Net investment income, before expense reimbursements and/or recoupments	1.59	%D	1.62%		1.71%	1.70%	1.38%	1.21%
Net investment income, net of reimbursements and/or recoupments	1.59	%D	1.62%		1.71%	1.70%	1.38%	1.21%
Portfolio turnover rate	13	%C	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

32

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$24.81		$26.08		$20.97	$23.30	$27.88	$21.32

Income (loss) from investment operations:
Net investment income	0.16	A	0.33	A	0.16	0.27	0.25	0.20
Net gains (losses) on investments (both realized and unrealized)	2.13		1.64		6.23	0.14	(1.76)	9.88

Total income (loss) from investment operations	2.29		1.97		6.39	0.41	(1.51)	10.08

Less distributions:
Dividends from net investment income	(0.41)		(0.42)		(0.38)	(0.35)	(0.29)	(0.41)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.16)		(3.24)		(1.28)	(2.74)	(3.07)	(3.52)

Net asset value, end of period	$23.94		$24.81		$26.08	$20.97	$23.30	$27.88

Total returnB	9.86	%C	8.82%		31.54%	1.88%	(6.04)%	52.04%

Ratios and supplemental data:
Net assets, end of period	$491,305,202		$500,053,475		$513,291,440	$525,063,555	$649,409,067	$821,099,597
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.96	%D	0.97%		0.94%	0.94%	0.95%	0.98%
Expenses, net of reimbursements and/or recoupments	0.96	%D	0.97%		0.94%	0.94%	0.95%	0.98%
Net investment income, before expense reimbursements and/or recoupments	1.35	%D	1.37%		1.49%	1.48%	1.13%	0.93%
Net investment income, net of reimbursements and/or recoupments	1.35	%D	1.37%		1.49%	1.48%	1.13%	0.93%
Portfolio turnover rate	13	%C	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

33

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$24.08		$25.40		$20.46	$22.80	$27.36	$20.97

Income (loss) from investment operations:
Net investment income	0.13	A	0.28	A	0.18	0.26	0.14	0.26
Net gains (losses) on investments (both realized and unrealized)	2.07		1.60		6.01	0.10	(1.65)	9.62

Total income (loss) from investment operations	2.20		1.88		6.19	0.36	(1.51)	9.88

Less distributions:
Dividends from net investment income	(0.37)		(0.38)		(0.35)	(0.31)	(0.27)	(0.38)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.12)		(3.20)		(1.25)	(2.70)	(3.05)	(3.49)

Net asset value, end of period	$23.16		$24.08		$25.40	$20.46	$22.80	$27.36

Total returnB	9.79	%C	8.66%		31.28%	1.69%	(6.17)%	51.89%

Ratios and supplemental data:
Net assets, end of period	$46,156,484		$45,055,353		$45,504,706	$41,289,229	$47,185,316	$63,521,926
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.13	%D	1.13%		1.11%	1.11%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.13	%D	1.13%		1.11%	1.11%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	1.19	%D	1.21%		1.30%	1.31%	0.98%	0.81%
Net investment income, net of reimbursements and/or recoupments	1.19	%D	1.21%		1.30%	1.31%	0.98%	0.81%
Portfolio turnover rate	13	%C	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

34

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$24.05		$25.43		$20.47	$22.86		$27.37	$20.96

Income (loss) from investment operations:
Net investment income	0.14	A	0.31	A	1.80	0.30	A	1.05	0.24	A
Net gains (losses) on investments (both realized and unrealized)	2.08		1.58		4.43	0.08		(2.51)	9.68

Total income (loss) from investment operations	2.22		1.89		6.23	0.38		(1.46)	9.92

Less distributions:
Dividends from net investment income	(0.39)		(0.45)		(0.37)	(0.38)		(0.27)	(0.40)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)	(2.39)		(2.78)	(3.11)

Total distributions	(3.14)		(3.27)		(1.27)	(2.77)		(3.05)	(3.51)

Net asset value, end of period	$23.13		$24.05		$25.43	$20.47		$22.86	$27.37

Total returnB	9.87	%C	8.73%		31.53%	1.79%		(5.96)%	52.15%

Ratios and supplemental data:
Net assets, end of period	$79,579,366		$79,235,555		$88,343,465	$11,986,577		$16,953,764	$12,661,833
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02	%D	1.03%		1.00%	1.00%		0.89%	0.96%
Expenses, net of reimbursements and/or recoupments	1.02	%D	1.03%		1.00%	1.00%		0.89%	0.96%
Net investment income, before expense reimbursements and/or recoupments	1.29	%D	1.33%		1.33%	1.42%		1.24%	0.98%
Net investment income, net of reimbursements and/or recoupments	1.29	%D	1.33%		1.33%	1.42%		1.24%	0.98%
Portfolio turnover rate	13	%C	27%		26%	25%		25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024		2023		2022	2021

	(unaudited)
Net asset value, beginning of period	$23.93		$25.15		$20.21		$22.52		$27.07	$20.74

Income (loss) from investment operations:
Net investment income	0.06	A	0.14	A	0.17	A	0.15	A	0.07	0.16
Net gains (losses) on investments (both realized and unrealized)	2.07		1.58		5.82		0.09		(1.71)	9.49

Total income (loss) from investment operations	2.13		1.72		5.99		0.24		(1.64)	9.65

Less distributions:
Dividends from net investment income	(0.20)		(0.12)		(0.15)		(0.16)		(0.13)	(0.21)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)		(2.39)		(2.78)	(3.11)

Total distributions	(2.95)		(2.94)		(1.05)		(2.55)		(2.91)	(3.32)

Net asset value, end of period	$23.11		$23.93		$25.15		$20.21		$22.52	$27.07

Total returnB	9.50	%C	7.94%		30.51%		1.11%		(6.74)%	51.05%

Ratios and supplemental data:
Net assets, end of period	$1,741,404		$1,753,855		$2,335,004		$3,842,593		$5,508,217	$6,898,120
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.73	%D	1.75%		1.72%		1.70%		1.69%	1.68%
Expenses, net of reimbursements and/or recoupments	1.73	%D	1.75%		1.72%		1.70%		1.69%	1.68%
Net investment income, before expense reimbursements and/or recoupments	0.58	%D	0.61%		0.74%		0.71%		0.40%	0.22%
Net investment income, net of reimbursements and/or recoupments	0.58	%D	0.61%		0.74%		0.71%		0.40%	0.22%
Portfolio turnover rate	13	%C	27%		26%		25%		25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025		2024	2023	2022	2021

	(unaudited)
Net asset value, beginning of period	$29.04		$29.97		$23.92	$26.21	$30.99	$23.36

Income (loss) from investment operations:
Net investment income	0.23	A	0.48	A	0.53	0.48	0.45	0.36
Net gains (losses) on investments (both realized and unrealized)	2.53		1.92		6.89	0.05	(2.05)	10.88

Total income (loss) from investment operations	2.76		2.40		7.42	0.53	(1.60)	11.24

Less distributions:
Dividends from net investment income	(0.49)		(0.51)		(0.47)	(0.43)	(0.40)	(0.50)
Distributions from net realized gains	(2.75)		(2.82)		(0.90)	(2.39)	(2.78)	(3.11)

Total distributions	(3.24)		(3.33)		(1.37)	(2.82)	(3.18)	(3.61)

Net asset value, end of period	$28.56		$29.04		$29.97	$23.92	$26.21	$30.99

Total returnB	10.09	%C	9.16%		32.02%	2.19%	(5.72)%	52.65%

Ratios and supplemental data:
Net assets, end of period	$1,433,318,646		$1,468,739,244		$1,490,847,806	$1,143,016,407	$1,094,080,159	$1,242,662,760
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.62	%D	0.63%		0.61%	0.61%	0.60%	0.60%
Expenses, net of reimbursements and/or recoupments	0.62	%D	0.63%		0.61%	0.61%	0.60%	0.60%
Net investment income, before expense reimbursements and/or recoupments	1.69	%D	1.71%		1.79%	1.80%	1.49%	1.31%
Net investment income, net of reimbursements and/or recoupments	1.69	%D	1.71%		1.79%	1.80%	1.49%	1.31%
Portfolio turnover rate	13	%C	27%		26%	25%	25%	23%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

37

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/26

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	April 30, 2026

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0%

Communication Services - 1.3%

Diversified Telecommunication Services - 0.0%
ATN International, Inc.	22,800	$636,804
Shenandoah Telecommunications Co.	63,921	1,005,477

		1,642,281

Interactive Media & Services - 0.2%
IAC, Inc.A	175,700	7,829,192
Ziff Davis, Inc.A	24,100	1,102,816

		8,932,008

Media - 1.1%
National CineMedia, Inc.	1,865,064	6,322,567
Scholastic Corp.	36,500	1,473,140
Stagwell, Inc.A B	5,134,948	32,196,124

		39,991,831

Total Communication Services		50,566,120

Consumer Discretionary - 11.4%

Automobile Components - 2.2%
Adient PLCA	590,025	12,420,026
Dauch Corp.A	1,273,550	7,271,971
Gentherm, Inc.A	295,785	8,903,129
Lear Corp.	103,994	13,220,757
Phinia, Inc.	77,340	5,580,081
Standard Motor Products, Inc.	51,000	1,905,870
Versigent PLCA	224,400	7,847,268
Visteon Corp.	157,857	17,634,205
XPEL, Inc.A	172,477	8,213,355

		82,996,662

Automobiles - 0.6%
Harley-Davidson, Inc.	78,900	1,884,921
Thor Industries, Inc.B	197,787	15,633,085
Winnebago Industries, Inc.	215,958	7,042,390

		24,560,396

Broadline Retail - 0.3%
Kohl’s Corp.	166,800	2,363,556
Macy’s, Inc.	395,200	7,726,160

		10,089,716

Distributors - 0.3%
GigaCloud Technology, Inc., Class AA	43,100	1,917,519
Pool Corp.	46,534	9,926,633

		11,844,152

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	5,100	5,724,801
Perdoceo Education Corp.	124,880	4,238,427

		9,963,228

Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.	91,968	7,996,618
Cheesecake Factory, Inc.	171,897	10,807,164
Dine Brands Global, Inc.B	21,600	600,048
Marriott Vacations Worldwide Corp.	374,366	26,958,096
Travel & Leisure Co.	152,650	9,870,349

See accompanying notes

1

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Consumer Discretionary - 11.4% (continued)

Hotels, Restaurants & Leisure - 1.8% (continued)
Wyndham Hotels & Resorts, Inc.	153,935	$12,527,230

		68,759,505

Household Durables - 1.4%
Beazer Homes USA, Inc.A	44,100	952,119
Century Communities, Inc.	250,154	14,013,627
Ethan Allen Interiors, Inc.	37,870	808,146
Green Brick Partners, Inc.A	100,129	6,752,700
KB Home	96,100	5,092,339
M/I Homes, Inc.A	39,000	5,128,110
Meritage Homes Corp.	104,600	7,043,764
Newell Brands, Inc.	3,129,193	12,767,107

		52,557,912

Leisure Products - 1.1%
Brunswick Corp.	302,336	24,020,595
Callaway Golf Co.A	207,770	3,178,881
Johnson Outdoors, Inc., Class A	13,765	724,452
Malibu Boats, Inc., Class AA	12,000	307,200
Smith & Wesson Brands, Inc.	49,200	764,568
YETI Holdings, Inc.A	303,958	11,994,183

		40,989,879

Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class AA	68,200	5,820,870
Academy Sports & Outdoors, Inc.B	362,188	19,862,390
Advance Auto Parts, Inc.B	51,800	3,082,618
American Eagle Outfitters, Inc.	172,200	2,999,724
Asbury Automotive Group, Inc.A	44,300	9,023,467
Boot Barn Holdings, Inc.A	41,979	7,197,299
Buckle, Inc.	113,860	6,331,755
Lithia Motors, Inc.B	55,881	16,212,196
MarineMax, Inc.A	30,400	873,696
Sally Beauty Holdings, Inc.A	146,100	2,071,698
Signet Jewelers Ltd.	60,400	5,377,412
Sonic Automotive, Inc., Class A	158,515	12,483,056

		91,336,181

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	36,900	1,332,828
Columbia Sportswear Co.	184,388	11,232,917
Crocs, Inc.A	35,500	3,620,290
G-III Apparel Group Ltd.	62,700	1,955,613
Oxford Industries, Inc.	10,500	449,820
PVH Corp.	64,200	5,870,448
Steven Madden Ltd.	138,422	5,199,130
VF Corp.	610,953	11,565,340

		41,226,386

Total Consumer Discretionary		434,324,017

Consumer Staples - 2.6%

Beverages - 0.3%
Primo Brands Corp.	576,259	11,744,158

See accompanying notes

2

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Consumer Staples - 2.6% (continued)

Consumer Staples Distribution & Retail - 0.1%
Ingles Markets, Inc., Class A	34,400	$3,146,568
Village Super Market, Inc., Class A	16,460	709,261

		3,855,829

Food Products - 1.2%
B&G Foods, Inc.B	120,000	664,800
Conagra Brands, Inc.	250,700	3,597,545
Darling Ingredients, Inc.A	418,696	26,892,844
Fresh Del Monte Produce, Inc.	113,280	4,745,299
J.M. Smucker Co.	49,400	4,842,682
Once Upon a Farm PBCA	379,295	5,784,249
Seneca Foods Corp., Class AA	9,840	1,376,223

		47,903,642

Household Products - 0.3%
Central Garden & Pet Co., Class AA	307,274	10,312,116

Personal Products - 0.6%
Herbalife Ltd.A	61,029	1,013,081
Interparfums, Inc.	241,335	22,014,579

		23,027,660

Tobacco - 0.1%
Universal Corp.	57,300	3,070,134

Total Consumer Staples		99,913,539

Energy - 8.0%

Energy Equipment & Services - 3.1%
Atlas Energy Solutions, Inc.B	860,438	14,954,412
Bristow Group, Inc.	67,760	3,329,049
Cactus, Inc., Class A	208,122	11,596,558
Expro Group Holdings NVA	253,761	4,620,988
Helix Energy Solutions Group, Inc.A	218,600	2,262,510
Helmerich & Payne, Inc.	146,400	5,911,632
Kodiak Gas Services, Inc.	233,753	15,848,453
NOV, Inc.	655,750	13,416,645
Oceaneering International, Inc.A	558,288	20,958,131
Oil States International, Inc.A	89,200	1,024,016
Patterson-UTI Energy, Inc.	563,600	6,887,192
RPC, Inc.	327,900	2,583,852
Select Water Solutions, Inc.	762,520	12,756,960
Weatherford International PLC	30,600	3,376,710

		119,527,108

Oil, Gas & Consumable Fuels - 4.9%
APA Corp.	443,183	18,050,844
California Resources Corp.	410,390	28,013,221
Clean Energy Fuels Corp.A	327,550	753,365
CNX Resources Corp.A	156,500	6,089,415
Core Natural Resources, Inc.	76,100	6,829,214
Crescent Energy Co., Class A	120,067	1,614,901
Green Plains, Inc.A	103,800	1,804,044
Gulfport Energy Corp.A	51,679	9,950,275
Infinity Natural Resources, Inc., Class AA	409,769	6,675,137
International Seaways, Inc.	70,120	5,816,454

See accompanying notes

3

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Energy - 8.0% (continued)

Oil, Gas & Consumable Fuels - 4.9% (continued)
Magnolia Oil & Gas Corp., Class A	353,189	$10,680,435
Murphy Oil Corp.	847,000	35,370,720
Northern Oil & Gas, Inc.B	617,252	16,764,564
Ovintiv, Inc.	82,300	5,065,565
Par Pacific Holdings, Inc.A	126,271	8,292,217
PBF Energy, Inc., Class A	172,147	7,464,294
Peabody Energy Corp.	180,700	4,817,462
Range Resources Corp.	81,600	3,549,600
Riley Exploration Permian, Inc.	22,000	795,740
Summit Midstream Corp.A	12,500	395,625
Talos Energy, Inc.A	255,180	4,062,466
VAALCO Energy, Inc.	154,900	1,017,693
World Kinect Corp.	134,220	3,619,913

		187,493,164

Total Energy		307,020,272

Financials - 19.8%

Banks - 13.2%
Amalgamated Financial Corp.	7,600	310,688
Amerant Bancorp, Inc.	10,300	236,591
Ameris Bancorp	80,900	6,896,725
Arrow Financial Corp.	5,600	206,360
Associated Banc-Corp.	407,738	11,481,902
Atlantic Union Bankshares Corp.	487,585	18,357,575
Axos Financial, Inc.A	73,200	7,059,408
Banc of California, Inc.	50,500	945,865
Bank of Hawaii Corp.	177,908	14,145,465
Bank OZK	134,500	6,477,520
BankUnited, Inc.	27,380	1,272,622
Banner Corp.	177,209	11,857,054
Bar Harbor Bankshares	16,830	576,428
Bridgewater Bancshares, Inc.A	9,500	172,235
Business First Bancshares, Inc.B	23,770	650,823
Byline Bancorp, Inc.	53,210	1,710,701
Capitol Federal Financial, Inc.	45,700	350,976
Cathay General Bancorp	87,200	4,885,816
Central Pacific Financial Corp.	9,510	316,493
City Holding Co.	115,110	14,153,926
Civista Bancshares, Inc.	6,600	164,142
Coastal Financial Corp.A	52,719	3,986,611
Community Financial System, Inc.	176,473	11,181,329
Community Trust Bancorp, Inc.	21,760	1,412,877
Community West BancsharesB	6,600	156,552
Cullen/Frost Bankers, Inc.	101,618	14,727,497
Customers Bancorp, Inc.A	38,280	2,919,616
Dime Community Bancshares, Inc.	12,200	437,858
Eastern Bankshares, Inc.	107,890	2,182,615
Enterprise Financial Services Corp.	38,940	2,251,511
Equity Bancshares, Inc., Class A	6,500	294,710
Farmers National Banc Corp.	44,370	624,286
FB Financial Corp.	523,414	28,300,995
Financial Institutions, Inc.	6,900	235,083
First Bancorp/Southern Pines NC	275,634	15,915,107
First Busey Corp.	104,410	2,735,542
First Commonwealth Financial Corp.	124,670	2,295,175

See accompanying notes

4

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Financials - 19.8% (continued)

Banks - 13.2% (continued)
First Financial Bancorp	111,210	$3,367,439
First Financial Corp.	3,900	256,113
First Hawaiian, Inc.	844,963	23,050,591
First Merchants Corp.	21,990	889,276
First Mid Bancshares, Inc.	6,100	256,749
FNB Corp.	418,800	7,475,580
Fulton Financial Corp.	192,110	4,147,655
Glacier Bancorp, Inc.	472,940	23,197,707
Great Southern Bancorp, Inc.	14,330	977,593
Hancock Whitney Corp.	46,860	3,163,519
Hanmi Financial Corp.	10,400	311,064
Hilltop Holdings, Inc.	83,540	3,146,952
HomeTrust Bancshares, Inc.	21,450	979,621
Hope Bancorp, Inc.	44,300	551,535
Horizon Bancorp, Inc.	15,000	271,500
Independent Bank Corp.	177,774	13,345,594
International Bancshares Corp.	75,700	5,430,718
Kearny Financial Corp.	18,700	150,348
Live Oak Bancshares, Inc.	441,264	16,591,526
Mercantile Bank Corp.	19,540	1,002,597
Mid Penn Bancorp, Inc.	7,900	260,463
National Bank Holdings Corp., Class A	505,784	21,596,977
NB Bancorp, Inc.	15,800	310,154
NBT Bancorp, Inc.	13,300	581,077
Nicolet Bankshares, Inc.	104,858	15,359,600
Northeast Community Bancorp, Inc.	900	21,596
Northrim BanCorp, Inc.	7,600	186,428
Northwest Bancshares, Inc.	122,800	1,698,324
OceanFirst Financial Corp.	21,700	413,819
Old Second Bancorp, Inc.	53,010	1,092,536
Origin Bancorp, Inc.	16,180	757,548
Orrstown Financial Services, Inc.	6,700	246,158
Pathward Financial, Inc.	30,480	2,646,883
Peapack-Gladstone Financial Corp.	4,500	187,875
Peoples Bancorp, Inc.	43,200	1,486,080
Preferred Bank	18,310	1,734,506
Provident Financial Services, Inc.	88,460	2,006,273
QCR Holdings, Inc.	20,570	1,859,939
Renasant Corp.	710,892	28,357,482
S&T Bancorp, Inc.	44,580	1,967,315
Seacoast Banking Corp. of Florida	784,171	24,677,861
Shore Bancshares, Inc.	11,500	221,950
Sierra Bancorp	3,400	122,672
Simmons First National Corp., Class A	846,305	17,992,444
SmartFinancial, Inc.	13,430	563,254
Southern Missouri Bancorp, Inc.	13,620	929,429
Southside Bancshares, Inc.	10,400	343,512
Southstate Bank Corp.	99,735	9,741,117
Texas Capital Bancshares, Inc.A	260,556	26,237,989
Third Coast Bancshares, Inc.A	4,700	175,498
Towne Bank	27,400	974,344
Triumph Financial, Inc.A	208,593	14,117,574
TrustCo Bank Corp.	20,040	953,904
Trustmark Corp.	19,990	886,956
United Bankshares, Inc.	67,860	2,972,947
United Community Banks, Inc.	59,750	1,991,467

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Financials - 19.8% (continued)

Banks - 13.2% (continued)
Univest Financial Corp.	9,500	$360,905
WaFd, Inc.	124,713	4,414,840
Washington Trust Bancorp, Inc.	4,900	154,007
WesBanco, Inc.	26,680	917,258
Westamerica BanCorp	31,250	1,713,125
WSFS Financial Corp.	46,660	3,358,120
Zions Bancorp NA	116,800	7,407,456

		504,450,018

Capital Markets - 2.0%
Artisan Partners Asset Management, Inc., Class A	60,900	2,280,096
Donnelley Financial Solutions, Inc.A	140,294	7,056,788
Federated Hermes, Inc.	115,200	6,691,968
Hamilton Lane, Inc., Class A	119,841	11,024,174
Oppenheimer Holdings, Inc., Class A	15,490	1,773,295
Perella Weinberg PartnersB	386,195	8,782,074
Piper Sandler Cos.	171,112	14,920,966
Stifel Financial Corp.	199,323	15,708,646
Victory Capital Holdings, Inc., Class A	96,613	7,585,087

		75,823,094

Consumer Finance - 1.5%
Bread Financial Holdings, Inc.	67,860	5,753,171
Encore Capital Group, Inc.A	33,553	2,777,182
Enova International, Inc.A	37,700	6,386,757
EZCORP, Inc., Class AA B	86,110	2,822,686
LendingClub Corp.A	171,420	2,926,139
Nelnet, Inc., Class A	21,470	3,042,299
PRA Group, Inc.A	39,200	854,168
PROG Holdings, Inc.	58,700	2,103,221
Regional Management Corp.	6,400	239,040
SLM Corp.	1,353,647	31,242,173

		58,146,836

Financial Services - 1.3%
Acacia Research Corp.A B	98,400	499,872
Burford Capital Ltd.B	847,688	4,170,625
Essent Group Ltd.	66,300	4,012,476
Euronet Worldwide, Inc.A B	117,344	8,493,359
Merchants Bancorp	46,720	2,174,349
NCR Atleos Corp.A	83,100	3,687,978
NMI Holdings, Inc.A	114,190	4,420,295
Radian Group, Inc.	192,100	6,882,943
Walker & Dunlop, Inc.	156,636	7,886,622
Western Union Co.B	318,300	2,893,347
WEX, Inc.A	48,966	7,361,059

		52,482,925

Insurance - 1.8%
American Coastal Insurance Corp.	65,220	776,118
Assured Guaranty Ltd.	71,400	5,847,660
Baldwin Insurance Group, Inc.A B	519,148	11,795,043
CNO Financial Group, Inc.	102,330	4,548,569
Donegal Group, Inc., Class AB	32,620	548,668
Employers Holdings, Inc.	32,030	1,349,104
Genworth Financial, Inc.A	593,600	5,217,744

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Financials - 19.8% (continued)

Insurance - 1.8% (continued)
Global Indemnity Group LLC, Class A	238,504	$6,818,829
Heritage Insurance Holdings, Inc.A	31,100	911,852
Horace Mann Educators Corp.	142,951	6,495,693
Mercury General Corp.	39,100	3,804,821
Safety Insurance Group, Inc.	10,300	774,148
SiriusPoint Ltd.A	200,620	4,696,514
Skyward Specialty Insurance Group, Inc.A	157,971	7,179,782
United Fire Group, Inc.	38,000	1,532,160
Universal Insurance Holdings, Inc.	41,650	1,650,589
White Mountains Insurance Group Ltd.	2,150	4,798,779

		68,746,073

Total Financials		759,648,946

Health Care - 3.0%

Biotechnology - 0.2%
Catalyst Pharmaceuticals, Inc.A	173,450	4,879,148
Emergent BioSolutions, Inc.A	78,450	645,644
Rigel Pharmaceuticals, Inc.A	41,700	1,205,130
Vanda Pharmaceuticals, Inc.A	37,000	262,700

		6,992,622

Health Care Equipment & Supplies - 1.0%
Embecta Corp.	83,060	759,999
LivaNova PLCA	125,100	7,518,510
Merit Medical Systems, Inc.A	217,118	14,803,105
Solventum Corp.A	225,509	15,190,286
Varex Imaging Corp.A	62,600	729,290

		39,001,190

Health Care Providers & Services - 1.2%
Addus HomeCare Corp.A	79,221	7,675,723
Concentra Group Holdings Parent, Inc.	877,100	19,708,437
Pediatrix Medical Group, Inc.A	199,500	4,490,745
Universal Health Services, Inc., Class B	80,300	13,512,081

		45,386,986

Life Sciences Tools & Services - 0.0%
CryoPort, Inc.A	67,100	688,446

Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc.A	68,300	1,499,868
Collegium Pharmaceutical, Inc.A	75,880	2,559,432
Harmony Biosciences Holdings, Inc.A	85,554	2,674,418
Innoviva, Inc.A	111,541	2,564,328
Prestige Consumer Healthcare, Inc.A	218,131	12,285,138

		21,583,184

Total Health Care		113,652,428

Industrials - 21.0%

Aerospace & Defense - 1.9%
AAR Corp.A	293,708	32,416,552
ATI, Inc.A	213,649	33,213,874
York Space Systems, Inc.A B	232,996	7,726,147

		73,356,573

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Industrials - 21.0% (continued)

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A	276,327	$12,111,412

Building Products - 1.8%
AZZ, Inc.	82,419	11,789,214
Gibraltar Industries, Inc.A	319,644	12,475,705
Hayward Holdings, Inc.A	1,014,162	15,222,572
Quanex Building Products Corp.	483,593	9,642,844
Trex Co., Inc.A	188,735	7,398,412
UFP Industries, Inc.	141,840	12,693,262

		69,222,009

Commercial Services & Supplies - 1.7%
Brink’s Co.	99,780	10,651,515
CoreCivic, Inc.A	139,400	2,852,124
Deluxe Corp.	494,003	15,388,194
Interface, Inc.	598,333	16,681,524
MillerKnoll, Inc.	738,930	11,881,994
Pitney Bowes, Inc.	290,840	4,496,386
Quad/Graphics, Inc.	359,775	2,676,726

		64,628,463

Construction & Engineering - 1.9%
Ameresco, Inc., Class AA	24,600	727,914
Everus Construction Group, Inc.A	80,687	11,895,684
Fluor Corp.A	469,074	25,025,098
MYR Group, Inc.A	39,399	15,949,109
WillScot Holdings Corp.	766,664	17,357,273

		70,955,078

Electrical Equipment - 1.4%
American Superconductor Corp.A	504,953	27,035,184
Regal Rexnord Corp.	114,265	24,570,403
Sunrun, Inc.A	238,100	3,031,013

		54,636,600

Ground Transportation - 2.1%
ArcBest Corp.	66,360	8,465,545
Heartland Express, Inc.	115,100	1,540,038
Schneider National, Inc., Class B	525,182	16,327,908
U-Haul Holding Co.	539,684	25,737,530
Werner Enterprises, Inc.	783,004	28,869,358

		80,940,379

Machinery - 6.1%
Alamo Group, Inc.	36,562	6,341,313
Albany International Corp., Class A	366,010	21,243,220
Atmus Filtration Technologies, Inc.	239,736	15,199,262
Blue Bird Corp.A	261,685	16,776,625
Enerpac Tool Group Corp.	288,057	10,110,801
Flowserve Corp.	164,186	12,090,657
Franklin Electric Co., Inc.	54,055	5,415,771
Greenbrier Cos., Inc.	227,338	11,166,843
Hillman Solutions Corp.A	1,157,644	9,446,375
Kennametal, Inc.	148,274	5,739,687
Lindsay Corp.	54,557	6,108,747
Manitowoc Co., Inc.A	53,000	720,270
Miller Industries, Inc.	139,985	6,717,880

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Industrials - 21.0% (continued)

Machinery - 6.1% (continued)
Standex International Corp.	187,715	$51,246,195
Stanley Black & Decker, Inc.	170,500	13,326,280
Terex Corp.	46,000	2,861,200
Timken Co.	242,350	26,874,192
Titan International, Inc.A	149,800	1,141,476
Toro Co.	106,211	10,108,101
Wabash National Corp.	60,500	525,745

		233,160,640

Marine Transportation - 0.8%
Genco Shipping & Trading Ltd.	60,890	1,475,974
Kirby Corp.A	165,550	24,921,897
Matson, Inc.	30,900	5,389,887
Pangaea Logistics Solutions Ltd.	66,300	507,858

		32,295,616

Passenger Airlines - 0.2%
JetBlue Airways Corp.A	540,400	2,515,562
SkyWest, Inc.A	76,200	6,257,544

		8,773,106

Professional Services - 1.2%
Korn Ferry	132,722	8,818,050
Maximus, Inc.	55,400	3,635,348
Robert Half, Inc.	813,022	21,634,515
Verra Mobility Corp.A	653,963	9,698,271

		43,786,184

Trading Companies & Distributors - 1.6%
DNOW, Inc.A	1,064,452	14,359,457
MSC Industrial Direct Co., Inc., Class A	177,029	18,104,756
Rush Enterprises, Inc., Class A	236,153	17,482,407
Titan Machinery, Inc.A	55,000	1,150,050
Transcat, Inc.A	98,878	7,524,616
Willis Lease Finance Corp.	4,200	815,430

		59,436,716

Total Industrials		803,302,776

Information Technology - 12.8%

Communications Equipment - 2.2%
Ciena Corp.A	46,433	24,497,122
F5, Inc.A	107,753	34,901,197
Lumentum Holdings, Inc.A	26,519	23,928,624

		83,326,943

Electronic Equipment, Instruments & Components - 4.8%
Arrow Electronics, Inc.A	14,013	2,632,062
Avnet, Inc.	588,145	48,527,844
Climb Global Solutions, Inc.	243,208	4,056,709
Coherent Corp.A	76,704	24,523,036
IPG Photonics Corp.A B	106,038	12,610,039
Kimball Electronics, Inc.A	56,600	1,528,766
Knowles Corp.A	801,149	24,987,837
Novanta, Inc.A	142,843	18,502,454
ScanSource, Inc.A	40,440	1,662,893

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Information Technology - 12.8% (continued)

Electronic Equipment, Instruments & Components - 4.8% (continued)
Vishay Intertechnology, Inc.	962,275	$27,877,107
Vishay Precision Group, Inc.A	151,446	9,150,367
Vontier Corp.B	238,300	8,550,204

		184,609,318

IT Services - 0.1%
Everforth, Inc.A	138,017	2,912,159

Semiconductors & Semiconductor Equipment - 4.4%
Alpha & Omega Semiconductor Ltd.A B	18,300	794,769
Axcelis Technologies, Inc.A	128,218	17,836,406
Cohu, Inc.A	486,405	23,031,277
Ichor Holdings Ltd.A	455,707	30,062,991
PDF Solutions, Inc.A	415,197	17,791,191
Penguin Solutions, Inc.A	919,674	27,967,286
Power Integrations, Inc.B	160,919	11,700,420
Synaptics, Inc.A B	102,891	9,629,569
Veeco Instruments, Inc.A	620,560	30,934,916

		169,748,825

Software - 1.3%
BlackLine, Inc.A B	296,028	9,250,875
Consensus Cloud Solutions, Inc.A	46,340	1,199,279
Workiva, Inc.A	518,000	27,702,640
Zeta Global Holdings Corp., Class AA B	666,542	12,277,704

		50,430,498

Total Information Technology		491,027,743

Materials - 7.4%

Chemicals - 3.4%
Avient Corp.	252,504	9,362,848
Celanese Corp.	66,400	4,499,264
Ecovyst, Inc.A	531,398	7,535,224
Hawkins, Inc.	48,215	8,073,602
HB Fuller Co.	194,533	11,773,137
Huntsman Corp.	258,300	3,711,771
Intrepid Potash, Inc.A	31,200	1,234,584
Koppers Holdings, Inc.	29,300	1,196,319
Minerals Technologies, Inc.	18,800	1,352,472
Olin Corp.	1,167,722	33,256,723
Quaker Chemical Corp.	67,872	9,223,126
Scotts Miracle-Gro Co.	182,567	11,446,951
Sensient Technologies Corp.	141,430	16,072,105
Stepan Co.	193,449	9,678,253
Tronox Holdings PLC	235,600	2,353,644

		130,770,023

Construction Materials - 1.0%
Knife River Corp.A	415,524	38,456,746

Containers & Packaging - 0.6%
Greif, Inc., Class A	249,072	16,249,457
Sonoco Products Co.	100,200	5,005,992

		21,255,449

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Materials - 7.4% (continued)

Metals & Mining - 2.2%
Cleveland-Cliffs, Inc.A	579,200	$5,907,840
Commercial Metals Co.	121,580	8,384,157
Constellium SEA	274,150	8,575,412
Elah Holdings, Inc.A	3,122	43,365
Ferroglobe PLC	1,661,059	7,707,314
Kaiser Aluminum Corp.	136,001	23,178,650
Materion Corp.	144,742	26,605,027
Metallus, Inc.A	62,200	1,196,728
Ryerson Holding Corp.	75,300	2,086,563

		83,685,056

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	125,057	9,027,865

Total Materials		283,195,139

Real Estate - 3.5%

Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	76,600	3,103,066

Industrial REITs - 0.2%
LXP Industrial Trust	145,738	7,420,979

Office REITs - 0.4%
COPT Defense Properties	449,203	14,037,594

Real Estate Management & Development - 0.8%
Howard Hughes Holdings, Inc.A	88,350	5,501,555
Jones Lang LaSalle, Inc.A	35,356	11,247,804
Newmark Group, Inc., Class A	482,529	7,778,368
RMR Group, Inc., Class A	115,345	2,054,294
Seritage Growth Properties, Class AA B	837,883	2,161,738
Tejon Ranch Co.A B	63,390	1,240,542

		29,984,301

Retail REITs - 1.2%
Curbline Properties Corp.	403,859	11,146,509
InvenTrust Properties Corp.	186,402	5,987,232
NETSTREIT Corp.B	352,211	7,244,980
NNN REIT, Inc.	141,864	6,212,225
Urban Edge Properties	715,884	15,692,177

		46,283,123

Specialized REITs - 0.8%
Four Corners Property Trust, Inc.	448,523	11,468,733
Rayonier, Inc.	1,012,553	21,476,249

		32,944,982

Total Real Estate		133,774,045

Utilities - 3.2%

Electric Utilities - 1.2%
MGE Energy, Inc.	145,694	11,687,573
OGE Energy Corp.	392,649	19,161,271
Otter Tail Corp.	47,450	4,234,438
Portland General Electric Co.	179,100	9,300,663

		44,383,945

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 94.0% (continued)

Utilities - 3.2% (continued)

Gas Utilities - 0.7%
MDU Resources Group, Inc.B	1,034,180	$23,300,075
Northwest Natural Holding Co.	74,990	3,974,470

		27,274,545

Multi-Utilities - 1.2%
Avista Corp.	599,420	24,636,162
Black Hills Corp.	187,400	14,109,346
Northwestern Energy Group, Inc.	114,600	8,290,164

		47,035,672

Water Utilities - 0.1%
H2O AmericaB	47,700	2,680,263

Total Utilities		121,374,425

Total Common Stocks (Cost $2,852,006,801)		3,597,799,450

FOREIGN COMMON STOCKS - 2.8%

Communication Services - 0.4%

Interactive Media & Services - 0.1%
Webtoon Entertainment, Inc.A B	198,300	2,427,192

Media - 0.3%
WPP PLC, ADRB	669,000	12,102,210

Total Communication Services		14,529,402

Consumer Discretionary - 0.5%

Automobile Components - 0.2%
Garrett Motion, Inc.	285,630	7,314,984

Textiles, Apparel & Luxury Goods - 0.3%
Ermenegildo Zegna NVB	1,147,174	13,903,749

Total Consumer Discretionary		21,218,733

Energy - 0.3%

Energy Equipment & Services - 0.1%
Seadrill Ltd.A	92,700	4,606,263

Oil, Gas & Consumable Fuels - 0.2%
BKV Corp.A	76,200	2,402,586
Kosmos Energy Ltd.A B	1,849,807	5,697,406

		8,099,992

Total Energy		12,706,255

Financials - 1.3%

Banks - 1.2%
Bank of NT Butterfield & Son Ltd.	256,197	14,206,124
First BanCorp	101,140	2,455,679
OFG Bancorp	391,248	17,981,758
Popular, Inc.	68,817	10,345,260

		44,988,821

Insurance - 0.1%
Hamilton Insurance Group Ltd., Class B	96,000	3,145,920

Total Financials		48,134,741

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

	Shares	Fair Value

FOREIGN COMMON STOCKS - 2.8% (continued)

Materials - 0.3%

Metals & Mining - 0.3%
Centerra Gold, Inc.	624,522	$10,879,173

Total Foreign Common Stocks (Cost $67,632,206)		107,468,304

SHORT-TERM INVESTMENTS - 2.9% (Cost $112,634,101)
Investment Companies - 2.9%		112,634,101
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	112,634,101

SECURITIES LENDING COLLATERAL - 1.3% (Cost $51,539,530)
Investment Companies - 1.3%		51,539,530
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	51,539,530

TOTAL INVESTMENTS - 101.0% (Cost $3,083,812,638)		3,869,441,385
LIABILITIES, NET OF OTHER ASSETS - (1.0%)		(40,036,364)

TOTAL NET ASSETS - 100.0%		$3,829,405,021

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at April 30, 2026 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on April 30, 2026:

Equity Futures Contracts					Unrealized
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	876	June 2026	$112,721,127	$122,981,640	$10,260,513

			$112,721,127	$122,981,640	$10,260,513

Glossary:

Index Abbreviations:
Russell 2000	U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2026, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,597,799,450	$–	$–	$3,597,799,450
Foreign Common Stocks	107,468,304	–	–	107,468,304
Short-Term Investments	112,634,101	–	–	112,634,101
Securities Lending Collateral	51,539,530	–	–	51,539,530

Total Investments in Securities - Assets	$3,869,441,385	$–	$–	$3,869,441,385

Financial Derivative Instruments - Assets
Futures Contracts	$10,260,513	$–	$–	$10,260,513

Total Financial Derivative Instruments - Assets	$10,260,513	$–	$–	$10,260,513

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

14

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$3,705,267,754
Investments in affiliated securities, at fair value‡ §	164,173,631
Cash	128,057
Cash collateral held at broker for futures contracts	10,557,000
Dividends and interest receivable	1,296,587
Receivable for investments sold	7,450,844
Receivable for fund shares sold	1,869,999
Receivable for variation margin on open futures contracts (Note 5)	10,262,337
Prepaid expenses	66,612

Total assets	3,901,072,821

Liabilities:
Payable for investments purchased	4,982,312
Payable for fund shares redeemed	4,376,132
Cash due to broker for futures contracts	7,587,338
Management and sub-advisory fees payable (Note 2)	2,093,116
Service fees payable (Note 2)	87,643
Transfer agent fees payable (Note 2)	107,777
Payable upon return of securities loaned (Note 9)§	51,539,530
Custody and fund accounting fees payable	268,263
Professional fees payable	180,457
Trustee fees payable (Note 2)	40,108
Payable for prospectus and shareholder reports	303,756
Other liabilities	101,368

Total liabilities	71,667,800

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$3,829,405,021

See accompanying notes

15

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

Analysis of net assets:
Paid-in-capital	$2,722,779,975
Total distributable earnings (deficits)A	1,106,625,046

Net assets	$3,829,405,021

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	58,427,014

Y Class	9,871,470

Investor Class	7,696,892

Advisor Class	778,762

A Class	2,230,673

C Class	132,787

R6 Class	60,637,591

Net assets:
R5 Class	$1,614,289,286

Y Class	$265,383,513

Investor Class	$197,758,574

Advisor Class	$19,593,132

A Class	$55,186,243

C Class	$2,986,995

R6 Class	$1,674,207,278

Net asset value, offering and redemption price per share:
R5 Class	$27.63

Y Class	$26.88

Investor Class	$25.69

Advisor Class	$25.16

A Class	$24.74

A Class (offering price)	$26.25

C Class	$22.49

R6 Class	$27.61

† Cost of investments in unaffiliated securities	$2,919,639,007
‡ Cost of investments in affiliated securities	$164,173,631
§ Fair value of securities on loan	$92,322,252

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

16

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2026 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$32,210,112
Dividend income from affiliated securities (Note 2)	2,579,959
Interest income	174,372
Income derived from securities lending (Note 9)	106,031

Total investment income	35,070,474

Expenses:
Management and sub-advisory fees (Note 2)	12,167,959
Transfer agent fees (Note 2):
R5 Class	265,228
Y Class	167,589
Investor Class	11,792
Advisor Class	2,326
A Class	3,176
C Class	1,969
R6 Class	37,432
Custody and fund accounting fees	329,662
Professional fees	215,731
Registration fees and expenses	57,762
Service fees (Note 2):
Investor Class	340,865
Advisor Class	22,836
A Class	46,092
C Class	2,435
Distribution fees (Note 2):
Advisor Class	22,942
A Class	61,640
C Class	15,342
Prospectus and shareholder report expenses	223,710
Trustee fees (Note 2)	193,257
Line of credit interest expense (Note 10)	15,614
Other expenses	282,220

Total expenses	14,487,579

Net investment income	20,582,895

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	359,868,123
Commission recapture (Note 1)	18,831
Foreign currency transactions	(322)
Futures contracts	14,272,013
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	374,651,520
Futures contracts	8,529,895

Net gain from investments	757,340,060

Net increase in net assets resulting from operations.	$777,922,955

† Foreign taxes	$50,255

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

17

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2026 (unaudited)	Year Ended October 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income	$20,582,895	$47,838,513
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	374,158,645	387,672,168
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	383,181,415	(383,138,285)

Net increase in net assets resulting from operations	777,922,955	52,372,396

Distributions to shareholders:
Total retained earnings:
R5 Class	(144,478,917)	(149,364,021)
Y Class	(35,202,649)	(33,688,499)
Investor Class	(19,265,402)	(19,846,071)
Advisor Class	(1,773,557)	(1,612,792)
A Class	(4,899,316)	(4,240,303)
C Class	(369,648)	(471,741)
R6 Class	(151,206,951)	(142,156,305)

Net distributions to shareholders	(357,196,440)	(351,379,732)

Capital share transactions (Note 11):
Proceeds from sales of shares	379,851,174	559,613,282
Reinvestment of dividends and distributions	342,924,854	331,474,161
Cost of shares redeemed	(987,181,202)	(1,521,721,371)

Net (decrease) in net assets from capital share transactions	(264,405,174)	(630,633,928)

Net increase (decrease) in net assets	156,321,341	(929,641,264)

Net assets:
Beginning of period	3,673,083,680	4,602,724,944

End of period	$3,829,405,021	$3,673,083,680

See accompanying notes

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of April 30, 2026, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; and Westwood Management Corp., (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2026 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$6,421,179
Sub-Advisory Fees	0.35%	5,746,780

Total	0.70%	$12,167,959

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

period ended April 30, 2026, the Manager received securities lending fees of $13,069 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into separate Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended April 30, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$388,025

As of April 30, 2026, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$60,520

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an April 30, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	April 30, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	April 30, 2026 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$112,634,101	$–	$–	$2,579,959	$112,634,101
U.S. Government Money Market Select	Securities Lending	Small Cap Value	51,539,530	–	–	N/A	51,539,530

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2026, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$71,313	$12,083	$83,396

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2026, the Fund participated as a lender by loaning an average amount of $2,572,774 for 17 days at an average interest rate of 4.50% with interest charges earned of $7,544. This amount is included in “Interest income” on the Statement of Operations. During the period ended April 30, 2026, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2026 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended April 30, 2026, RID collected $1,290 from the sale of A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended April 30, 2026, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended April 30, 2026, there were no CDSC fees collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved

25

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may

26

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended April 30, 2026, the Fund entered into futures contracts primarily for exposing cash to markets.

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating period as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2026
Small Cap Value	$1,138

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts	$-	$-	$-	$-	$10,260,513	$10,260,513

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2026:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$14,272,013	$14,272,013

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$8,529,895	$8,529,895

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2026.

Offsetting of Financial and Derivative Assets as of April 30, 2026:
	Assets	Liabilities
Futures Contracts(1)	$10,260,513	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$10,260,513	$–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(10,260,513)	$–

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2026
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$51,539,530	$–	$–	$–	$51,539,530

Total Borrowings	$51,539,530	$–	$–	$–	$51,539,530

Gross amount of recognized liabilities for securities lending transactions					$51,539,530

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Funds to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase the Fund’s portfolio turnover, which could increase the costs that the Fund incurs and lower the Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in the U.S. and abroad for a period of time, in 2022, the U.S. Federal Reserve (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or foreign central banks to change their approach in the future as such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. It is difficult to predict the impact on various markets of significant interest rate changes or other significant policy changes. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Tensions, war or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for the Fund to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty regarding their impact to the Fund.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A rise in sea levels, an increase in powerful storms and/or a climate-driven increase in sea levels or flooding could cause coastal properties to lose value or become unmarketable altogether. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change. Regulatory changes

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect, among others, corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$3,163,938,178	$884,662,036	$(179,158,829)	$705,503,207

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2025, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$1,243,923,615	$1,827,003,053

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2026 were as follows:

Fund	Type of Transaction	October 31, 2025 Shares/Fair Value	Purchases	Sales	April 30, 2026 Shares/Fair Value
Small Cap Value	Direct	$109,223,995	$1,131,463,474	$1,128,053,368	$112,634,101
Small Cap Value	Securities Lending	28,637,210	157,173,775	134,271,455	51,539,530

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2026, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$92,322,252	$51,539,530	$42,083,315	$93,622,845

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2026, the Fund did not utilize these facilities.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,370,020	$86,206,810	7,975,968	$189,318,131
Reinvestment of dividends	5,719,801	136,588,853	5,714,329	140,743,932
Shares redeemed	(12,152,413)	(309,020,681)	(24,060,000)	(585,295,483)

Net (decrease) in shares outstanding	(3,062,592)	$(86,225,018)	(10,369,703)	$(255,233,420)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,196,407	$29,467,075	2,997,996	$70,462,054
Reinvestment of dividends	1,496,543	34,779,649	1,351,629	32,479,641
Shares redeemed	(7,369,365)	(184,938,220)	(5,982,864)	(141,354,555)

Net (decrease) in shares outstanding	(4,676,415)	$(120,691,496)	(1,633,239)	$(38,412,860)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	495,453	$11,798,214	870,149	$19,775,314
Reinvestment of dividends	823,662	18,310,008	828,262	19,116,295
Shares redeemed	(2,131,247)	(50,062,441)	(3,256,865)	(74,905,982)

Net (decrease) in shares outstanding	(812,132)	$(19,954,219)	(1,558,454)	$(36,014,373)

	Advisor Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	148,839	$3,519,564	277,954	$6,099,385
Reinvestment of dividends	81,431	1,773,557	71,142	1,612,792
Shares redeemed	(277,897)	(6,470,088)	(387,518)	(8,821,853)

Net (decrease) in shares outstanding	(47,627)	$(1,176,967)	(38,422)	$(1,109,676)

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2026 (Unaudited)

	A Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	375,831	$8,529,652	477,508	$10,424,072
Reinvestment of dividends	226,440	4,848,078	187,497	4,186,801
Shares redeemed	(435,463)	(10,117,149)	(716,281)	(15,943,865)

Net increase (decrease) in shares outstanding	166,808	$3,260,581	(51,276)	$(1,332,992)

	C Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	12,532	$255,575	16,757	$347,848
Reinvestment of dividends	18,927	369,648	22,670	465,870
Shares redeemed	(65,400)	(1,334,780)	(139,404)	(2,763,551)

Net (decrease) in shares outstanding	(33,941)	$(709,557)	(99,977)	$(1,949,833)

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	9,610,696	$240,074,284	10,938,804	$263,186,478
Reinvestment of dividends	6,129,718	146,255,061	5,398,977	132,868,830
Shares redeemed	(16,769,636)	(425,237,843)	(27,357,152)	(692,636,082)

Net (decrease) in shares outstanding	(1,029,222)	$(38,908,498)	(11,019,371)	$(296,580,774)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

38

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024	2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$24.81		$26.65		$21.84	$26.85	$31.19	$19.76

Income (loss) from investment operations:
Net investment income	0.14	C	0.30	C	0.35	0.31	0.31	0.25
Net gains (losses) on investments (both realized and unrealized)	5.19		0.00	D	5.69	(1.35)	(1.25)	11.40

Total income (loss) from investment operations	5.33		0.30		6.04	(1.04)	(0.94)	11.65

Less distributions:
Dividends from net investment income	(0.30)		(0.40)		(0.38)	(0.40)	(0.24)	(0.22)
Distributions from net realized gains	(2.21)		(1.74)		(0.85)	(3.57)	(3.16)	—

Total distributions	(2.51)		(2.14)		(1.23)	(3.97)	(3.40)	(0.22)

Net asset value, end of period	$27.63		$24.81		$26.65	$21.84	$26.85	$31.19

Total returnE	23.04	%F	1.17%		28.05%	(4.09)%	(3.49)%	59.26%

Ratios and supplemental data:
Net assets, end of period	$1,614,289,286		$1,525,747,025		$1,914,739,045	$1,851,818,875	$2,233,390,067	$3,380,005,813
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77	%G	0.81%		0.79%	0.79%	0.79%	0.81%
Expenses, net of reimbursements and/or recoupments	0.77	%G	0.81%		0.79%	0.79%	0.79%	0.81%
Net investment income, before expense reimbursements and/or recoupments	1.15	%G	1.20%		1.26%	1.23%	0.84%	0.65%
Net investment income, net of reimbursements and/or recoupments	1.15	%G	1.20%		1.26%	1.23%	0.84%	0.65%
Portfolio turnover rate	35	%F	75%		52%	52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

39

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024	2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$24.20		$26.04		$21.36	$26.36	$30.68	$19.44

Income (loss) from investment operations:
Net investment income	0.13	C	0.27	C	0.29	0.30	0.22	0.16
Net gains (losses) on investments (both realized and unrealized)	5.04		0.01		5.60	(1.34)	(1.16)	11.28

Total income (loss) from investment operations	5.17		0.28		5.89	(1.04)	(0.94)	11.44

Less distributions:
Dividends from net investment income	(0.28)		(0.38)		(0.36)	(0.39)	(0.22)	(0.20)
Distributions from net realized gains	(2.21)		(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.49)		(2.12)		(1.21)	(3.96)	(3.38)	(0.20)

Net asset value, end of period	$26.88		$24.20		$26.04	$21.36	$26.36	$30.68

Total returnD	22.96	%E	1.13%		27.97%	(4.19)%	(3.55)%	59.15%

Ratios and supplemental data:
Net assets, end of period	$265,383,513		$352,051,679		$421,344,447	$355,150,002	$427,638,978	$255,837,301
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84	%F	0.88%		0.86%	0.86%	0.86%	0.89%
Expenses, net of reimbursements and/or recoupments	0.84	%F	0.88%		0.86%	0.86%	0.86%	0.89%
Net investment income, before expense reimbursements and/or recoupments	1.06	%F	1.12%		1.18%	1.15%	0.79%	0.56%
Net investment income, net of reimbursements and/or recoupments	1.06	%F	1.12%		1.18%	1.15%	0.79%	0.56%
Portfolio turnover rate	35	%E	75%		52%	52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

40

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024	2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$23.19		$25.03		$20.57	$25.51	$29.78	$18.88

Income (loss) from investment operations:
Net investment income	0.10	C	0.20	C	0.30	0.18	0.19	0.20
Net gains (losses) on investments (both realized and unrealized)	4.82		0.01		5.30	(1.24)	(1.17)	10.85

Total income (loss) from investment operations	4.92		0.21		5.60	(1.06)	(0.98)	11.05

Less distributions:
Dividends from net investment income	(0.21)		(0.31)		(0.29)	(0.31)	(0.13)	(0.15)
Distributions from net realized gains	(2.21)		(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.42)		(2.05)		(1.14)	(3.88)	(3.29)	(0.15)

Net asset value, end of period	$25.69		$23.19		$25.03	$20.57	$25.51	$29.78

Total returnD	22.81	%E	0.85%		27.60%	(4.41)%	(3.81)%	58.74%

Ratios and supplemental data:
Net assets, end of period	$197,758,574		$197,336,088		$251,989,854	$252,350,988	$284,880,016	$367,726,622
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10	%F	1.15%		1.14%	1.13%	1.12%	1.15%
Expenses, net of reimbursements and/or recoupments	1.10	%F	1.15%		1.14%	1.13%	1.12%	1.15%
Net investment income, before expense reimbursements and/or recoupments	0.82	%F	0.87%		0.90%	0.89%	0.50%	0.32%
Net investment income, net of reimbursements and/or recoupments	0.82	%F	0.87%		0.90%	0.89%	0.50%	0.32%
Portfolio turnover rate	35	%E	75%		52%	52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

41

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024	2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$22.74		$24.57		$20.21	$25.13	$29.34	$18.60

Income (loss) from investment operations:
Net investment income	0.07	C	0.16	C	0.17	0.18	0.06	0.17
Net gains (losses) on investments (both realized and unrealized)	4.74		0.01		5.29	(1.25)	(1.07)	10.69

Total income (loss) from investment operations	4.81		0.17		5.46	(1.07)	(1.01)	10.86

Less distributions:
Dividends from net investment income	(0.18)		(0.26)		(0.25)	(0.28)	(0.04)	(0.12)
Distributions from net realized gains	(2.21)		(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.39)		(2.00)		(1.10)	(3.85)	(3.20)	(0.12)

Net asset value, end of period	$25.16		$22.74		$24.57	$20.21	$25.13	$29.34

Total returnD	22.74	%E	0.69%		27.40%	(4.57)%	(3.96)%	58.56%

Ratios and supplemental data:
Net assets, end of period	$19,593,132		$18,793,774		$21,248,218	$25,580,739	$32,662,818	$32,801,309
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.26	%F	1.30%		1.29%	1.28%	1.28%	1.29%
Expenses, net of reimbursements and/or recoupments	1.26	%F	1.30%		1.29%	1.28%	1.28%	1.29%
Net investment income, before expense reimbursements and/or recoupments	0.65	%F	0.71%		0.77%	0.75%	0.36%	0.20%
Net investment income, net of reimbursements and/or recoupments	0.65	%F	0.71%		0.77%	0.75%	0.36%	0.20%
Portfolio turnover rate	35	%E	75%		52%	52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

42

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024	2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$22.42		$24.27		$19.98	$24.87	$29.12	$18.47

Income (loss) from investment operations:
Net investment income	0.08	C	0.18	C	0.23	0.21	0.10	0.06
Net gains (losses) on investments (both realized and unrealized)	4.65		0.01		5.19	(1.26)	(1.07)	10.72

Total income (loss) from investment operations	4.73		0.19		5.42	(1.05)	(0.97)	10.78

Less distributions:
Dividends from net investment income	(0.20)		(0.30)		(0.28)	(0.27)	(0.12)	(0.13)
Distributions from net realized gains	(2.21)		(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.41)		(2.04)		(1.13)	(3.84)	(3.28)	(0.13)

Net asset value, end of period	$24.74		$22.42		$24.27	$19.98	$24.87	$29.12

Total returnD	22.76	%E	0.81%		27.50%	(4.50)%	(3.88)%	58.57%

Ratios and supplemental data:
Net assets, end of period	$55,186,243		$46,267,326		$51,343,675	$37,440,788	$48,515,547	$63,024,594
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19	%F	1.23%		1.21%	1.21%	1.21%	1.24%
Expenses, net of reimbursements and/or recoupments	1.19	%F	1.23%		1.21%	1.21%	1.21%	1.24%
Net investment income, before expense reimbursements and/or recoupments	0.72	%F	0.79%		0.82%	0.81%	0.42%	0.21%
Net investment income, net of reimbursements and/or recoupments	0.72	%F	0.79%		0.82%	0.81%	0.42%	0.21%
Portfolio turnover rate	35	%E	75%		52%	52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

43

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024		2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$20.49		$22.33		$18.44		$23.27	$27.51	$17.47

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)C	0.00	C D	0.02	C	0.02	(0.14)	(0.22)
Net gains (losses) on investments (both realized and unrealized)	4.23		0.01		4.82		(1.14)	(0.94)	10.26

Total income (loss) from investment operations	4.22		0.01		4.84		(1.12)	(1.08)	10.04

Less distributions:
Dividends from net investment income	(0.01)		(0.11)		(0.10)		(0.14)	-	-
Distributions from net realized gains	(2.21)		(1.74)		(0.85)		(3.57)	(3.16)	-

Total distributions	(2.22)		(1.85)		(0.95)		(3.71)	(3.16)	-

Net asset value, end of period	$22.49		$20.49		$22.33		$18.44	$23.27	$27.51

Total returnE	22.24	%F	(0.02)%		26.56%		(5.23)%	(4.54)%	57.47%

Ratios and supplemental data:
Net assets, end of period	$2,986,995		$3,416,106		$5,955,619		$6,883,174	$8,859,738	$11,261,210
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.02	%G	2.00%		1.95%		1.93%	1.93%	1.95%
Expenses, net of reimbursements and/or recoupments	2.02	%G	2.00%		1.95%		1.93%	1.93%	1.95%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.07	)%G	0.02%		0.12%		0.09%	(0.29)%	(0.50)%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.07	)%G	0.02%		0.12%		0.09%	(0.29)%	(0.50)%
Portfolio turnover rate	35	%F	75%		52%		52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2026		Year Ended October 31,
			2025A		2024	2023	2022B	2021

	(unaudited)
Net asset value, beginning of period	$24.80		$26.64		$21.83	$26.85	$31.19	$19.75

Income (loss) from investment operations:
Net investment income	0.15	C	0.30	C	0.32	0.36	0.25	0.19
Net gains (losses) on investments (both realized and unrealized)	5.18		0.01		5.72	(1.40)	(1.18)	11.48

Total income (loss) from investment operations	5.33		0.31		6.04	(1.04)	(0.93)	11.67

Less distributions:
Dividends from net investment income	(0.31)		(0.41)		(0.38)	(0.41)	(0.25)	(0.23)
Distributions from net realized gains	(2.21)		(1.74)		(0.85)	(3.57)	(3.16)	-

Total distributions	(2.52)		(2.15)		(1.23)	(3.98)	(3.41)	(0.23)

Net asset value, end of period	$27.61		$24.80		$26.64	$21.83	$26.85	$31.19

Total returnD	23.05	%E	1.21%		28.10%	(4.09)%	(3.45)%	59.38%

Ratios and supplemental data:
Net assets, end of period	$1,674,207,278		$1,529,471,682		$1,936,104,086	$1,583,343,034	$1,509,127,442	$1,830,192,124
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.74	%F	0.78%		0.76%	0.76%	0.77%	0.79%
Expenses, net of reimbursements and/or recoupments	0.74	%F	0.78%		0.76%	0.76%	0.77%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.17	%F	1.23%		1.28%	1.25%	0.86%	0.66%
Net investment income, net of reimbursements and/or recoupments	1.17	%F	1.23%		1.28%	1.25%	0.86%	0.66%
Portfolio turnover rate	35	%E	75%		52%	52%	72%	48%

A

On March 7, 2025, Newton Investment Management North America, LLC was terminated and ceased managing assets of the Fund. On March 28, 2025, Westwood Management Corp., began managing assets of the Fund.

B

On February 8, 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

45

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: June 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: June 30, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: June 30, 2026